UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07445

                           SEI ASSET ALLOCATION TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                        101 Federal St. Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                    DATE OF REPORTING PERIOD: MARCH 31, 2007

ITEM 1.   REPORTS TO STOCKHOLDERS.


[LOGO]
SEI New ways.
    New answers.(R)

--------------------------------------------------------------------------------

SEI Asset Allocation Trust

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Annual Report as of March 31, 2007

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Diversified Conservative Income Fund

Diversified Conservative Fund

Diversified Global Moderate Growth Fund

Diversified Moderate Growth Fund

Diversified Global Growth Fund

Diversified Global Stock Fund

Diversified U.S. Stock Fund

Defensive Strategy Fund

Defensive Strategy Allocation Fund

Conservative Strategy Fund

Conservative Strategy Allocation Fund

Moderate Strategy Fund

Moderate Strategy Allocation Fund

Aggressive Strategy Fund

Tax-Managed Aggressive Strategy Fund

Core Market Strategy Fund

Core Market Strategy Allocation Fund

Market Growth Strategy Fund

Market Growth Strategy Allocation Fund

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

TABLE OF CONTENTS

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Market Commentary                                                              1
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Management's Discussion and Analysis of Fund Performance                       2
--------------------------------------------------------------------------------
Schedules of Investments                                                      21
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                          40
--------------------------------------------------------------------------------
Statements of Operations                                                      46
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                           52
--------------------------------------------------------------------------------
Financial Highlights                                                          58
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Notes to Financial Statements                                                 64
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm                       73
--------------------------------------------------------------------------------
Trustees and Officers of the Trust                                            74
--------------------------------------------------------------------------------
Disclosure of Fund Expenses                                                   77
--------------------------------------------------------------------------------
Board of Trustees Considerations in
Approving the Advisory Agreement                                              79
--------------------------------------------------------------------------------
Notice to Shareholders                                                        81
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Supplemental Financial Information:
Financial Statements of SIMT Large Cap Diversified
Alpha Fund (unaudited)                                                        83
--------------------------------------------------------------------------------

The Trust files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after period end. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1 800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

MARKET COMMENTARY
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2007

CAPITAL MARKETS ADVANCED STRONGLY DURING THE FISCAL YEAR ENDED MARCH 31, 2007, DESPITE VOLATILE ENERGY PRICES, A HOUSING DOWNTURN IN THE U.S., FEARS OF FALLOUT FROM THE SUBPRIME LOAN CRISIS, AND TURMOIL IN MANY PARTS OF THE WORLD.

U.S. equity markets continued to build upon last year's strong performance, with some major indices hitting new all-time highs, or reaching levels not seen since 2000. Earnings strength continued, and investors again shook off several factors that under different circumstances might have exerted pressure on the markets.

While the Fed raised short-term interest rates twice early in the year, it held rates steady at 5.25% at each of the next six meetings, despite continued concerns about inflation. Crude oil prices remained volatile, but eased from the $70 level to about $57 by the end of the period, helping to fuel the markets. The war in Iraq continued with no end in sight, and tensions with Iran grew stronger. As housing markets weakened in the U.S., many feared that the subprime loan crisis would ultimately spill over into the broader economy. Still, unemployment fell to 4.4% in March, the lowest level since 2001.

Against this backdrop, equity markets displayed very strong performance. In the U.S., large cap stocks had double digits returns for the year, with value outperforming growth. Small cap stocks showed continued strength, and here, value also outperformed growth. REITs continued their strong showing, with returns north of 20% for the year.

Internationally, developed and emerging equity markets continued their torrid pace, with returns greater than 20%, outperforming U.S. markets.

International developed bond markets were in positive territory following a negative year, while emerging markets again had double digit returns. In the U.S., high yield bonds had another strong year, returning more than 10%. In the wake of the Fed's decision to hold rates steady for much of the year, U.S. investment grade bonds finished with gains of about 7%.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                    1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2007

Diversified Conservative Income Fund

Objectives

The Diversified Conservative Income Fund (the "Fund") seeks to provide both current income and an opportunity for capital appreciation through limited participation in the domestic equity markets.

Strategy

The Fund has a significant allocation to fixed income funds and should provide low to medium principal volatility. The Fund is appropriate for investors with shorter time horizons of 2 to 5 years.

The fixed income component of the Fund provides current income. Under normal conditions, a significant portion of the Fund's assets are allocated to the SIMT Core Fixed Income Fund, which invests primarily in U.S. investment grade bonds with maturities of 30 years or less. The Fund may also invest in below investment grade bonds and non-dollar securities. A moderate allocation to a money market fund provides liquidity and current income, which will fluctuate with the general level of short-term interest rates.

Under normal conditions, a portion of the Fund is allocated to domestic equity funds. The Fund's allocation to U.S. equity funds provides exposure to distinct styles of equity fund management to lower the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the longer term.

Analysis

The Diversified Conservative Income Fund Class A returned 7.21% for the fiscal year ended March 31, 2007. One of the primary determinants of performance was the Fund's large cap exposure, represented by the SIMT Large Cap Diversified Alpha Fund, which returned 10.58% for the year. Overall, stocks performed well during the period, despite international turmoil, and high oil prices. Performance of the Fund's largest holding, the SIMT Core Fixed Income Fund, was also strong, returning 6.71%. Early in the year, the Fed tightened short term interest rates twice in 25bps increments, but held rates steady at the next six Fed meetings, and bond markets reacted favorably. The Fund's allocation to the SLAT Prime Obligation Fund returned nearly 5%. Small cap value stocks performed extremely well for the year, outpacing large caps, while small cap growth stocks underperformed. The Fund's relatively small exposure to small cap value was beneficial to performance, with SIMT Small Cap Value Fund up 11.73% for the year, while the Growth strategy detracted from performance, returning -0.48%.

Diversified Conservative Income Fund

AVERAGE ANNUAL TOTAL RETURN (1)

----------------------------------------------------------------------------------------
                                      Annualized   Annualized   Annualized   Annualized
                           One Year       3 Year       5 Year      10 Year    Inception
                             Return       Return       Return       Return      to Date
----------------------------------------------------------------------------------------
Diversified Conservative
   Income Fund,
   Class A                     7.21%        5.16%        5.24%        6.32%        6.44%
----------------------------------------------------------------------------------------
Diversified Conservative
   Income Fund,
   Class D                     6.17%        4.10%        4.19%        5.26%        5.41%
----------------------------------------------------------------------------------------
Diversified Conservative
   Income Fund,
   Class I+                    6.96%        4.89%        4.98%        6.19%        5.52%
----------------------------------------------------------------------------------------

* Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Income Fund, Class A, versus the Lehman Aggregate Bond Index and the 25/55/20 Blended Benchmark

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

         Diversified Conservative
              Income Fund,             Lehman Aggregate         25/55/20
                Class A                  Bond Index**       Blended Benchmark***
3/31/97        $150,000                   $150,000              $150,000
3/31/98         178,740                    167,985               178,350
3/31/99         191,645                    178,887               195,365
3/31/00         206,076                    182,232               208,259
3/31/01         207,972                    205,066               212,299
3/31/02         214,481                    216,037               220,727
3/31/03         211,993                    241,292               220,330
3/31/04         238,153                    254,346               245,469
3/31/05         244,393                    257,271               252,073
3/31/06         258,323                    263,085               264,349
3/31/07         276,948                    280,422               284,465


* Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Income Fund, Class D, versus the Lehman Aggregate Bond Index and the 25/55/20 Blended Benchmark

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

         Diversified Conservative
              Income Fund,             Lehman Aggregate         25/55/20
                Class D                  Bond Index**       Blended Benchmark***
3/31/97        $150,000                   $150,000              $150,000
3/31/98         176,850                    167,985               178,350
3/31/99         187,797                    178,887               195,365
3/31/00         199,947                    182,232               208,259
3/31/01         199,848                    205,066               212,299
3/31/02         204,064                    216,037               220,727
3/31/03         199,636                    241,292               220,330
3/31/04         222,095                    254,346               245,469
3/31/05         225,715                    257,271               252,073
3/31/06         235,940                    263,085               264,349
3/31/07         250,498                    280,422               284,465

(1) For the period ended March 31, 2007. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 13, 1996 and Class D shares were offered beginning June 21, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

  + Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

  * These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

 ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The 25/55/20 Blended Benchmark consists of the S&P 500 Index, the Lehman Aggregate Bond Index and the Merrill Lynch 3-month U.S. Treasury Bill Index.


--------------------------------------------------------------------------------
2                    SEI Asset Allocation Trust / Annual Report / March 31, 2007

Diversified Conservative Fund

Objectives

The Diversified Conservative Fund (the "Fund") seeks to provide both current income and an opportunity for capital appreciation through limited participation in the domestic and international equity markets.

Strategy

The Fund includes significant allocations to fixed income funds and moderate allocations to equity funds, including exposure to non-U.S. equity. It is appropriate for investors with an intermediate time horizon of 4 to 12 years.

The fixed income component of the Fund invests primarily in U.S. investment grade bonds with maturities of 30 years or less. The Fund may also invest in below investment grade bonds and non-dollar securities.

The Fund's allocation to U.S. equity funds includes investments in both large cap funds and small cap funds, and provides exposure to distinct styles of equity fund management to lower the risks associated with any one particular management style. An allocation to an international stock fund provides additional diversification. The remainder of the Fund is allocated to money market funds, providing liquidity and facilitation of transactions.

Analysis

The Diversified Conservative Fund Class A returned 8.79% for the fiscal year ended March 31, 2007. One of the primary determinants of performance was the Fund's large cap exposure, represented by the SIMT Large Cap Diversified Alpha Fund, which returned 10.58% for the year. Overall, stocks performed during the period, despite international turmoil, and high oil prices. Performance of the Fund's largest holding, the SIMT Core Fixed Income Fund, was also strong, returning 6.71%. Early in the year, the Fed tightened short term interest rates twice in 25bps increments, but held rates steady at the next six Fed meetings, and bond markets reacted favorably. Small cap value stocks performed extremely well for the year, outpacing large caps, while small cap growth stocks underperformed. The Fund's relatively small exposure to small cap value was beneficial to performance, with SIMT Small Cap Value Fund up 11.73% for the year, while the Growth strategy detracted from performance, returning -0.48%. Positions in developed international equities also contributed, as the SIT International Equity Fund posted a return of 19.54%.

Diversified Conservative Fund

AVERAGE ANNUAL TOTAL RETURN (1)

----------------------------------------------------------------------------------------
                                      Annualized   Annualized   Annualized   Annualized
                           One Year       3 Year       5 Year      10 Year    Inception
                             Return       Return       Return       Return      to Date
----------------------------------------------------------------------------------------
Diversified Conservative
   Fund, Class A               8.79%        6.95%        7.00%        6.82%        6.95%
----------------------------------------------------------------------------------------

Diversified Conservative
   Fund, Class D               7.62%        5.89%        5.94%        5.78%        5.83%
----------------------------------------------------------------------------------------

Diversified Conservative
   Fund, Class I+              8.54%        6.68%        6.74%        6.70%        7.32%
----------------------------------------------------------------------------------------

* Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Fund, Class A, versus the Lehman Aggregate Bond Index and the 32/8/60 Blended Benchmark

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Diversified
           Conservative Fund,       Lehman Aggregate             32/8/60
                Class A                Bond Index**        Blended Benchmark***
3/31/97        $150,000                 $150,000                $150,000
3/31/98         183,525                  167,985                 185,055
3/31/99         199,895                  178,887                 205,004
3/31/00         219,985                  182,232                 223,167
3/31/01         204,696                  205,066                 217,164
3/31/02         206,968                  216,037                 223,614
3/31/03         199,414                  241,292                 215,049
3/31/04         237,262                  254,346                 254,016
3/31/05         246,587                  257,271                 264,355
3/31/06         266,832                  263,085                 282,807
3/31/07         290,286                  280,422                 309,249

* Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Fund, Class D, versus the Lehman Aggregate Bond Index and the 32/8/60 Blended Benchmark

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Diversified
           Conservative Fund,       Lehman Aggregate             32/8/60
                Class D                Bond Index**        Blended Benchmark***
3/31/97        $150,000                 $150,000                $150,000
3/31/98         181,935                  167,985                 185,055
3/31/99         196,199                  178,887                 205,004
3/31/00         213,876                  182,232                 223,167
3/31/01         196,959                  205,066                 217,614
3/31/02         197,077                  216,037                 223,614
3/31/03         187,992                  241,292                 215,049
3/31/04         221,548                  254,346                 254,016
3/31/05         228,106                  257,271                 264,355
3/31/06         244,415                  263,085                 282,807
3/31/07         263,040                  280,422                 309,249

(1) For the period ended March 31, 2007. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 26, 1996 and Class D shares were offered beginning July 1, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

  + Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

  * These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

 ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.


*** The 32/8/60 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE Index and the Lehman Aggregate Bond Index.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                    3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2007

Diversified Global Moderate Growth Fund

Objectives

The Diversified Global Moderate Growth Fund (the "Fund") seeks long-term capital appreciation through participation in the domestic and global equity markets, with a limited level of current income.

Strategy

The Fund includes significant allocations to both equity and fixed income funds. It is a medium-risk Fund, which is appropriate for investors with an intermediate time horizon of 5 to 15 years.

The equity component of the Fund provides the opportunity for long-term capital appreciation. The Fund's allocation to U.S. equity funds includes investments in both large cap funds and small cap funds, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. The allocation to small cap stock funds provides additional diversification and enhanced returns over the longer term. The equity component is further diversified with exposure to non-U.S. stocks through international and emerging markets funds.

The fixed income component of the Fund invests primarily in U.S. investment grade bonds with maturities of 30 years or less. Exposure to a high yield bond fund provides added diversification and opportunity for enhanced return. The Fund may invest in the international fixed income markets and the emerging country debt markets. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

Analysis

The Diversified Global Moderate Growth Fund Class A returned 10.44% for the fiscal year ended March 31, 2007. One of the primary determinants of performance came from the Fund's large cap exposure, represented by the SIMT Large Cap Diversified Alpha Fund, which returned 10.58% for the year. Overall, stocks performed well during the period, despite international turmoil, and high oil prices. Performance of the Fund's largest fixed income holding, the SIMT Core Fixed Income Fund, was also strong, returning 6.71%. Early in the year, the Fed tightened short term interest rates twice in 25bps increments, but held rates steady at the next six Fed meetings, and bond markets reacted favorably. Small cap value stocks performed extremely well for the year, outpacing large caps, while small cap growth stocks underperformed. The Fund's relatively small exposure to small cap value was beneficial to performance, with SIMT Small Cap Value Fund up 11.73% for the year, while the Growth strategy detracted from performance, returning -0.48%. Positions in developed and emerging market international equities also contributed, as the SIT International Equity Fund posted a return of 19.54%, and the SIT Emerging Market Equity Fund returned 15.90%. The Fund's allocations to SIMT High Yield Bond Fund and SIT Emerging Market Debt Fund were also positive contributors.

Diversified Global Moderate Growth Fund

AVERAGE ANNUAL TOTAL RETURN (1)

----------------------------------------------------------------------------------------
                                      Annualized   Annualized   Annualized   Annualized
                           One Year       3 Year       5 Year      10 Year    Inception
                             Return       Return       Return       Return      to Date
----------------------------------------------------------------------------------------
Diversified Global
   Moderate Growth
   Fund, Class A              10.44%        9.66%        8.23%        7.15%        7.14%
----------------------------------------------------------------------------------------
Diversified Global
   Moderate Growth
   Fund, Class D               9.32%        8.56%        7.15%        6.07%        6.03%
----------------------------------------------------------------------------------------
Diversified Global
   Moderate Growth
   Fund, Class I+             10.13%        9.41%        7.94%        7.01%        9.53%
----------------------------------------------------------------------------------------

* Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Moderate Growth Fund, Class A, versus the Lehman Aggregate Bond Index and the 45/15/40 Blended Benchmark

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Diversified
             Global Moderate
              Growth Fund,           Lehman Aggregate           45/15/40
                Class A                 Bond Index**        Blended Benchmark***
3/31/97        $150,000                 $150,000                $150,000
3/31/98         188,520                  167,985                 192,720
3/31/99         197,248                  178,887                 216,482
3/31/00         232,832                  182,232                 243,716
3/31/01         197,465                  205,066                 219,759
3/31/02         201,533                  216,037                 222,659
3/31/03         177,691                  241,292                 198,189
3/31/04         226,947                  254,346                 248,688
3/31/05         240,542                  257,271                 262,987
3/31/06         270,946                  263,085                 288,576
3/31/07         299,233                  280,422                 320,262


* Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Moderate Growth Fund, Class D, versus the Lehman Aggregate Bond Index and the 45/15/40 Blended Benchmark

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Diversified
             Global Moderate
              Growth Fund,           Lehman Aggregate           45/15/40
                Class D                 Bond Index**        Blended Benchmark***
3/31/97        $150,000                 $150,000                $150,000
3/31/98         186,570                  167,985                 192,720
3/31/99         193,175                  178,887                 216,482
3/31/00         225,782                  182,232                 243,716
3/31/01         189,409                  205,066                 219,759
3/31/02         191,417                  216,037                 222,659
3/31/03         167,126                  241,292                 198,189
3/31/04         211,347                  254,346                 248,688
3/31/05         221,830                  257,271                 262,987
3/31/06         247,363                  263,085                 288,576
3/31/07         270,417                  280,422                 320,262

(1) For the period ended March 31, 2007. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning December 13, 1996 and Class D shares were offered beginning December 5, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and the redemption of Fund shares.

  + Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

  * These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

 ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The 45/15/40 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE Index and the Lehman Aggregate Bond Index.


--------------------------------------------------------------------------------
4                    SEI Asset Allocation Trust / Annual Report / March 31, 2007

Diversified Moderate Growth Fund

Objectives

The Diversified Moderate Growth Fund (the "Fund") seeks to provide long-term appreciation of capital with a limited level of current income.

Strategy

The Fund includes significant allocations to both equity and fixed income funds, including a non-U.S. equity fund. It is a medium-risk fund which is appropriate for investors with an intermediate time horizon of 5 to 15 years.

The equity component of the Fund provides the opportunity for long-term capital appreciation. The Fund's allocation to U.S. equity funds includes investments in both large cap funds and small cap funds, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. The allocation to small cap stock funds provides additional diversification and enhanced returns over the longer term. In addition, under normal conditions, a portion of the Fund is allocated to a non-U.S. equity fund which provides further diversification and enhanced returns over the longer term.

Under normal conditions, a sizeable portion of the Fund is allocated to the SEI Core Fixed Income Fund to provide current income and a moderating effect on the volatility of returns. The Fund may also invest in the international fixed income markets. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

Analysis

The Diversified Moderate Growth Fund, Class A, returned 9.85% for the fiscal year ended March 31, 2007. One of the primary determinants of performance came from the fund's large cap exposure, represented by the SIMT Large Cap Diversified Alpha Fund, which returned 10.58% for year. Overall, stocks performed well during the period, despite international turmoil, and high oil prices. Performance of the Fund's fixed income component, the SIMT Core Fixed Income Fund, was also strong, returning 6.71%. Early in the year, the Fed tightened short term interest rates twice in 25bps increments, but held rates steady at the next six Fed meetings, and bond markets reacted favorably. Small cap value stocks performed extremely well for the year, outpacing large caps, while small cap growth stocks underperformed. The Fund's relatively small exposure to small cap value was beneficial to performance, with SIMT Small Cap Value Fund up 11.73% for the year, while the Growth strategy detracted from performance, returning -0.48%. Positions in developed international equities also contributed, as the SIT International Equity Fund posted a return of 19.54%.

Diversified Moderate Growth Fund

AVERAGE ANNUAL TOTAL RETURN (1)

----------------------------------------------------------------------------------------
                                      Annualized   Annualized   Annualized   Annualized
                           One Year       3 Year       5 Year      10 Year    Inception
                             Return       Return       Return       Return      to Date
----------------------------------------------------------------------------------------
Diversified Moderate
   Growth Fund,
   Class A                     9.85%        8.75%        7.37%        7.14%        7.26%
----------------------------------------------------------------------------------------
Diversified Moderate
   Growth Fund,
   Class D                     8.70%        7.65%        6.29%        6.09%        6.15%
----------------------------------------------------------------------------------------
Diversified Moderate
   Growth Fund,
   Class I+                    9.49%        8.47%        7.11%        7.01%        8.46%
----------------------------------------------------------------------------------------

* Comparison of Change in the Value of a $150,000 Investment in the Diversified Moderate Growth Fund, Class A, versus the Lehman Aggregate Bond Index and the 48/12/40 Blended Benchmark

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Diversified
                Moderate
              Growth Fund,          Lehman Aggregate             48/12/40
                Class A                Bond Index**         Blended Benchmark***
3/31/97        $150,000                 $150,000                 $150,000
3/31/98         193,620                  167,985                  193,980
3/31/99         210,794                  178,887                  218,615
3/31/00         242,392                  182,232                  245,680
3/31/01         208,578                  205,066                  221,898
3/31/02         209,475                  216,037                  225,449
3/31/03         184,632                  241,292                  200,559
3/31/04         232,414                  254,346                  250,498
3/31/05         244,244                  257,271                  264,276
3/31/06         272,112                  263,085                  289,038
3/31/07         298,915                  280,422                  320,052


* Comparison of Change in the Value of a $150,000 Investment in the Diversified Moderate Growth Fund, Class D, versus the Lehman Aggregate Bond Index and the 48/12/40 Blended Benchmark

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Diversified
                Moderate
              Growth Fund,          Lehman Aggregate             48/12/40
                Class D                Bond Index**         Blended Benchmark***
3/31/97        $150,000                 $150,000                $150,000
3/31/98         191,985                  167,985                 193,980
3/31/99         206,787                  178,887                 218,615
3/31/00         235,737                  182,232                 245,680
3/31/01         200,966                  205,066                 221,898
3/31/02         199,680                  216,037                 225,449
3/31/03         174,340                  241,292                 200,559
3/31/04         217,176                  254,346                 250,498
3/31/05         226,037                  257,271                 264,276
3/31/06         249,251                  263,085                 289,038
3/31/07         270,935                  280,422                 320,052

(1) For the period ended March 31, 2007. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 10, 1996 and Class D shares were offered beginning May 30, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and the redemption of Fund shares.

  + Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

  * These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

 ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The 48/12/40 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE Index and the Lehman Aggregate Bond Index.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                    5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2007

Diversified Global Growth Fund

Objectives

The Diversified Global Growth Fund (the "Fund") seeks long-term capital appreciation.

Strategy

The majority of the Fund is allocated to equity funds, including exposure to non-U.S. equities. There may be a modest allocation to fixed income funds. Because of its commitment to equities, the Fund is appropriate for investors with a longer time horizon of 10 to 20 years.

The domestic equity portion of the Fund invests primarily in large and some small-cap companies, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. Diversification is further enhanced through exposure to international and emerging markets funds.

The fixed income portion of the Fund invests primarily in investment grade bonds with maturities of 30 years or less. Additionally, exposure to a high-yield bond fund provides added diversification and opportunity for enhanced return. The Fund may also invest in the international fixed income markets and the emerging country debt markets. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

Analysis

The Diversified Global Growth Fund Class A returned 11.29% for the fiscal year ended March 31, 2007. One of the primary determinants of performance was the Fund's international exposure as the SIT International Equity Fund returned 19.54%, and the SIT Emerging Market Equity Fund returned 15.90%. The Fund's large cap component, represented by the SIMT Large Cap Diversified Alpha Fund, was up 10.58%. Overall, stocks performed well for the year, despite international turmoil, and high oil prices. Performance of the Fund's largest fixed income holding, the SIMT Core Fixed Income Fund, was also strong, returning 6.71%. Early in the year, the Fed tightened short term interest rates twice in 25bps increments, but held rates steady at the next six Fed meetings, and bond markets reacted favorably. Small cap value stocks performed extremely well for the year, outpacing large caps, while small cap growth stocks underperformed. The Fund's relatively small exposure to small cap value was beneficial to performance, with SIMT Small Cap Value Fund up 11.73% for the year, while the Growth strategy detracted from performance, returning -0.48%. The Fund's allocations to high yield and emerging market debt were also positive contributors.

Diversified Global Growth Fund

AVERAGE ANNUAL TOTAL RETURN (1)

----------------------------------------------------------------------------------------
                                      Annualized   Annualized   Annualized   Annualized
                           One Year       3 Year       5 Year      10 Year    Inception
                             Return       Return       Return       Return      to Date
----------------------------------------------------------------------------------------
Diversified Global
   Growth Fund,
   Class A                    11.29%       11.27%        8.38%        7.21%        7.43%
----------------------------------------------------------------------------------------
Diversified Global
   Growth Fund,
   Class D                    10.25%       10.17%        7.31%        6.14%        6.29%
----------------------------------------------------------------------------------------
Diversified Global
   Growth Fund,
   Class I+                   10.95%       10.99%        8.14%        7.09%       12.50%
----------------------------------------------------------------------------------------

* Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Growth Fund, Class A, versus the S&P 500 Index, the Lehman Aggregate Bond Index, the MSCI EAFE Index and the 60/20/20 Blended Benchmark

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Diversified
                 Global                                       60/20/20
              Growth Fund,                     MSCI EAFE       Blended
                Class A     S&P 500 Index**    Index***      Benchmark****
3/31/97        $150,000        $150,000        $150,000        $150,000
3/31/98         195,570         222,000         177,915         201,405
3/31/99         204,625         262,981         188,697         229,501
3/31/00         253,039         310,160         236,041         266,680
3/31/01         198,863         242,917         175,001         222,811
3/31/02         201,190         243,500         160,125         222,254
3/31/03         162,360         183,210         122,928         182,626
3/31/04         218,424         247,553         193,661         242,528
3/31/05         233,473         264,114         222,827         260,111
3/31/06         270,385         295,095         277,219         292,053
3/31/07         300,911         330,004         333,217         328,384

* Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Growth Fund, Class D, versus the S&P 500 Index, the Lehman Aggregate Bond Index, the MSCI EAFE Index and the 60/20/20 Blended Benchmark

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Diversified
                 Global                                       60/20/20
              Growth Fund,                     MSCI EAFE       Blended
                Class D     S&P 500 Index**    Index***      Benchmark****
3/31/97        $150,000        $150,000        $150,000        $150,000
3/31/98         193,830         222,000         177,915         201,405
3/31/99         200,614         262,981         188,697         229,501
3/31/00         245,532         310,160         236,041         266,680
3/31/01         191,171         242,917         175,001         222,811
3/31/02         191,343         243,500         160,125         222,254
3/31/03         152,883         183,210         122,928         182,626
3/31/04         203,610         247,553         193,661         242,528
3/31/05         215,337         264,114         222,827         260,111
3/31/06         246,971         295,095         277,219         292,053
3/31/07         272,285         330,004         333,217         328,384

 (1) For the period ended March 31, 2007. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 13, 1996 and Class D shares were offered beginning May 30, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

   + Class I Shares performance for the period prior to July 31, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

   * These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

  ** The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 *** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

**** The 60/20/20 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE Index and the Lehman Aggregate Bond Index.


--------------------------------------------------------------------------------
6                    SEI Asset Allocation Trust / Annual Report / March 31, 2007

Diversified Global Stock Fund

Objectives

The Diversified Global Stock Fund (the "Fund") seeks long-term capital appreciation through a diversified global equity strategy.

Strategy

The Fund invests almost exclusively in U.S. and non-U.S. equities. Because of this Fund's commitment to equities, it is suitable for investors with longer time horizons, who can withstand a high level of principal volatility.

The Fund is invested in both large cap and small cap funds, and provides exposure to distinct styles of equity fund management. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, thereby reducing the volatility of returns. While the allocation to small cap funds is smaller than the large cap allocation, the small cap exposure provides additional diversification and enhanced returns. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

Analysis

The Diversified Global Stock Fund Class A returned 12.18% for the fiscal year ended March 31, 2007. One of the primary determinants of performance was the Fund's international exposure as the SIT International Equity Fund returned 19.54%, and the SIT Emerging Market Equity Fund returned 15.90%. The Fund's large cap component, represented by the SIMT Large Cap Diversified Alpha Fund, was up 10.58%. Overall, stocks performed well for the year, despite international turmoil, and high oil prices. Early in the year, the Fed tightened short term interest rates twice in 25bps increments, but held rates steady at the next six Fed meetings, and markets reacted favorably. Small cap value stocks performed extremely well for the year, outpacing large caps, while small cap growth stocks underperformed. The Fund's exposure to small cap value was beneficial to performance, with SIMT Small Cap Value Fund up 11.73% for the year, while the Growth strategy detracted from performance, returning -0.48%.

Diversified Global Stock Fund

AVERAGE ANNUAL TOTAL RETURN (1)

----------------------------------------------------------------------------------------
                                       Annualized   Annualized   Annualized   Annualized
                            One Year       3 Year       5 Year      10 Year    Inception
                              Return       Return       Return       Return      to Date
----------------------------------------------------------------------------------------
Diversified Global Stock
   Fund, Class A              12.18%       12.76%        8.40%        7.04%        6.89%
----------------------------------------------------------------------------------------

Diversified Global Stock
   Fund, Class D              11.03%       11.62%        7.32%        5.96%        5.80%
----------------------------------------------------------------------------------------

Diversified Global Stock
   Fund, Class I+             11.88%       12.45%        8.13%        6.90%       13.61%
----------------------------------------------------------------------------------------

* Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Stock Fund, Class A, versus the S&P 500 Index, the MSCI EAFE Index and the 75/25 Blended Benchmark

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

          Diversified Global                                         75/25
              Stock Fund,                            MSCI           Blended
                Class A        S&P 500 Index**   EAFE Index***   Benchmark****
3/31/97        $150,000         $150,000          $150,000         $150,000
3/31/98         202,050          222,000           177,915          210,315
3/31/99         210,577          262,981           188,697          242,661
3/31/00         271,602          310,160           236,041          290,805
3/31/01         197,753          242,917           175,001          224,851
3/31/02         197,852          243,500           160,125          220,489
3/31/03         146,193          183,210           122,928          166,888
3/31/04         206,600          247,553           193,661          234,394
3/31/05         222,343          264,114           222,827          254,904
3/31/06         264,032          295,095           277,219          292,757
3/31/07         296,191          330,004           333,217          333,450


* Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Stock Fund, Class D, versus the S&P 500 Index, the MSCI EAFE Index and the 75/25 Blended Benchmark

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

          Diversified Global                                         75/25
              Stock Fund,                            MSCI           Blended
                Class A        S&P 500 Index**   EAFE Index***   Benchmark****
3/31/97        $150,000         $150,000          $150,000         $150,000
3/31/98         200,070          222,000           177,915          210,315
3/31/99         206,532          262,981           188,697          242,661
3/31/00         263,494          310,160           236,041          290,805
3/31/01         189,953          242,917           175,001          224,851
3/31/02         187,939          243,500           160,125          220,489
3/31/03         137,496          183,210           122,928          166,888
3/31/04         192,412          247,553           193,661          234,394
3/31/05         205,054          264,114           222,827          254,904
3/31/06         241,000          295,095           277,219          292,757
3/31/07         267,582          330,004           333,217          333,450

(1) For the period ended March 31, 2007. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning December 9, 1996 and Class D shares were offered beginning December 5, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and the redemption of Fund shares.

+ Class I Shares performance for the period prior to July 31, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

* These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

** The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Fund has changed primary benchmarks from the MSCI EAFE Index to the S&P 500 Index because it more accurately reflects the investment strategy of the Fund.

*** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

**** The 75/25 Blended Benchmark consists of the S&P 500 Index and the MSCI EAFE Index.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                    7

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2007

Diversified U.S. Stock Fund

Objectives

The Diversified U.S. Stock Fund (the "Fund") seeks long-term capital appreciation through a diversified domestic equity strategy.

Strategy

The Fund invests almost exclusively in U.S. equities. Because of this Fund's commitment to equities, it is suitable for investors with longer time horizons, who can withstand a high level of principal volatility.

The Fund is invested in both large cap and small cap funds, and provides exposure to distinct styles of equity fund management. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, thereby reducing the volatility of returns. While the allocation to small cap funds is smaller than the large cap allocation, the small cap exposure provides additional diversification and enhanced returns. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

Analysis

The Diversified U.S. Stock Fund Class A returned 9.80% for the fiscal year ended March 31, 2007. One of the primary determinants of performance came from the Fund's large cap exposure, represented by the SIMT Large Cap Diversified Alpha Fund, which returned 10.58% for year. Overall, stocks performed well for the year, despite international turmoil, and high oil prices. Early in the year, the Fed tightened short term interest rates twice in 25bps increments, but held rates steady at the next six Fed meetings, and markets reacted favorably. Small cap value stocks performed extremely well for the year, outpacing large caps, while small cap growth stocks underperformed. The Fund's exposure to small cap value was beneficial to performance, with SIMT Small Cap Value Fund up 11.73% for the year, while the Growth strategy detracted from performance, returning -0.48%.

Diversified U.S. Stock Fund

AVERAGE ANNUAL TOTAL RETURN (1)

----------------------------------------------------------------------------------------
                                       Annualized  Annualized   Annualized   Annualized
                            One Year       3 Year      5 Year      10 Year    Inception
                              Return       Return      Return       Return      to Date
----------------------------------------------------------------------------------------
Diversified U.S. Stock
   Fund, Class A               9.80%       10.42%       6.52%        7.69%        8.10%
----------------------------------------------------------------------------------------
Diversified U.S. Stock
   Fund, Class D               8.78%        9.34%       5.44%        6.59%        7.02%
----------------------------------------------------------------------------------------
Diversified U.S. Stock
   Fund, Class I+              9.56%       10.15%       6.28%        7.56%       12.76%
----------------------------------------------------------------------------------------

* Comparison of Change in the Value of a $150,000 Investment in the Diversified U.S. Stock Fund, Class A, versus the S&P 500 Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Diversified
                 U.S. Stock Fund,
                     Class A              S&P 500 Index**
3/31/97             $150,000                $150,000
3/31/98              225,600                 222,000
3/31/99              246,648                 262,981
3/31/00              301,281                 310,160
3/31/01              226,744                 242,917
3/31/02              229,374                 243,500
3/31/03              170,242                 183,210
3/31/04              233,640                 247,553
3/31/05              246,770                 264,114
3/31/06              286,500                 295,095
3/31/07              314,577                 330,004

* Comparison of Change in the Value of a $150,000 Investment in the Diversified U.S. Stock Fund, Class D, versus the S&P 500 Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Diversified
                 U.S. Stock Fund,
                     Class D              S&P 500 Index**
3/31/97             $150,000                $150,000
3/31/98              223,290                 222,000
3/31/99              241,555                 262,981
3/31/00              292,233                 310,160
3/31/01              217,860                 242,917
3/31/02              217,925                 243,500
3/31/03              160,175                 183,210
3/31/04              217,326                 247,553
3/31/05              227,257                 264,114
3/31/06              261,141                 295,095
3/31/07              284,070                 330,004

(1) For the period ended March 31, 2007. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning May 13, 1996 and Class D shares were offered beginning July 1, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

+ Class I Shares performance for the period prior to September 4, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

* These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

** The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.


--------------------------------------------------------------------------------
8                    SEI Asset Allocation Trust / Annual Report / March 31, 2007

Defensive Strategy Fund

Objectives

The Defensive Strategy Fund (the "Fund") seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.

Strategy

The fixed income component of the Fund provides current income. Under normal conditions, a significant portion of the Fund's assets are allocated to the SIMT Enhanced Income Fund, which utilizes a mix of investment strategies that aim to deliver a return premium versus cash, but with lower volatility than a traditional bond or equity fund. Moderate allocations to the SIMT Core Fixed Income Fund and SIMT High Yield Bond Fund provide additional current income. The Fund may invest in the SIT International Fixed Income Fund, though it is not currently so invested.

Under normal conditions, a portion of the Fund is allocated to equity funds. The equity allocation emphasizes the SIMT U.S. Managed Volatility Fund and SIMT Global Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. and global equity markets. Some exposure to diversifying and income producing asset classes such as real estate investment trusts may also be in the Fund. The Fund may invest in the SIT Emerging Markets Debt Fund, though it is not currently so invested.

Analysis

The Defensive Strategy Fund, Class A, returned 8.08% for the fiscal year ended March 31, 2007. The strategy's largest component is the SIMT Enhanced Income Fund, which returned 4.4% in the eight months from its introduction at the end of July (6.6% annualized). The SIMT Enhanced Income Fund benefited from high short-term interest rates and delivered additional return through active management. Investments in the SIMT Enhanced Income Fund were funded primarily by eliminating the SDIT Ultra Short Bond Fund, which returned 1.63% through the end of July and 5.35% for the year.

Allocations to focused equity products such as SIMT U.S. Managed Volatility and SIMT Real Estate Fund contributed strongly to the performance of the Defensive Strategy. The U.S. Managed Volatility Fund returned 13.44% and the SIMT Real Estate Fund returned 21.62%, versus the S&P 500 return of 11.80%. The strategy participated in rising global markets through its allocation to the SIMT Global Managed Volatility Fund, which was introduced at the end of July and returned 12.93% over 8 months (19.09% annualized).

The portion of the strategy allocated to fixed income also contributed positively, as the SIMT Core Fixed Income Fund returned 6.71% and the SIMT High Yield Bond Fund returned 10.24%. SIMT Core Fixed Income Fund benefited from the Fed's decision to leave policy interest rates steady after its last rate hike in June, 2006. High yield bonds were underpinned by strong corporate balance sheets and low default rates.

Allocations to REITs and high yield bonds were reduced during the year in response to recent strong performance in these asset classes and rising valuations.

Defensive Strategy Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                                         Annualized   Annualized
                                              One Year       3 Year    Inception
                                                Return       Return      to Date
--------------------------------------------------------------------------------
Defensive Strategy
   Fund, Class A                                 8.08%        5.76%        6.01%
--------------------------------------------------------------------------------
Defensive Strategy
   Fund, Class I (2)                             7.42%        5.88%        6.15%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Defensive Strategy Allocation Fund, Class A and Class I, versus the S&P 500 Index, Lehman Aggregate Bond Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Defensive         Defensive                             Lehman
               Strategy Fund,    Strategy Fund,                        Aggregate        Merrill Lynch 3-Month
                 Class A           Class I         S&P 500 Index*     Bond Index**    U.S. Treasury Bill Index***
11/14/03        $100,000          $100,000           $100,000          $100,000               $100,000
3/31/04          102,902           103,004            108,577           103,109                100,361
3/31/05          106,441           107,649            115,841           104,295                102,037
3/31/06          112,626           113,829            129,429           106,652                105,638
3/31/07          121,726           122,275            144,741           113,680                111,008

(1) For the period ended March 31, 2007. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

  * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries

 ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                    9

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2007

Defensive Strategy Allocation Fund

Objectives

The Defensive Strategy Allocation Fund (the "Fund") seeks to generate investment income while providing opportunity for capital appreciation.

Strategy

Under normal conditions, a portion of the Fund is allocated to domestic equity funds. While the equity allocation emphasizes the SIMT U.S. Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. equity market, there is some exposure to funds with diversifying and income producing asset classes such as real estate investment trusts or international and emerging equities.

Analysis

The Defensive Strategy Allocation Fund, Class A, returned 13.85% for the fiscal year ended March 31, 2007. Strategy performance was led by SIMT Real Estate Fund, which returned 21.62%. REITs continued to enjoy positive fundamentals including acquisition demand from private equity investors. Strong performance in U.S. equity markets was captured through an allocation to the SIMT U.S. Managed Volatility Fund, which returned 13.44%, versus the S&P 500 return of 11.8%.

The portion of the strategy allocated to fixed income also contributed positively, as the SIMT High Yield Bond Fund returned 10.24%. High yield bonds were underpinned by strong corporate balance sheets and low default rates.

Defensive Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                                         Annualized   Annualized
                                              One Year       3 Year    Inception
                                                Return       Return      to Date
--------------------------------------------------------------------------------
Defensive Strategy
   Allocation Fund, Class A                     13.85%       10.55%       10.01%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Defensive Strategy Allocation Fund, Class A, versus the S&P 500 Index and the Lehman Aggregate Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           Defensive Strategy
            Allocation Fund,                                Lehman Aggregate
                Class A             S&P 500 Index*             Bond Index**
11/14/03       $100,000               $100,000                 $100,000
3/31/04         102,094                108,577                  103,109
3/31/05         105,249                115,841                  104,295
3/31/06         121,141                129,429                  106,652
3/31/07         137,920                144,741                  113,680

(1) For the period ended March 31, 2007. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

  * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.


--------------------------------------------------------------------------------
10                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

Conservative Strategy Fund

Objectives

The Conservative Strategy Fund (the "Fund") seeks to manage risk of loss while providing the opportunity for modest capital appreciation.

Strategy

Investments in the Fund are chosen to grow assets subject to maintaining a particular level of stability. Stability is expressed as a targeted range for growth. The upper boundary of the range is the portfolio's highest historic value and increases over time as new highs are reached. The lower boundary of the range is 20% below the portfolio's highest historic value. Therefore, the strategy is designed to limit the risk of losing more than 20% from its highest historic value. The design of the strategy makes it particularly applicable to investors with required objectives and current goals.

The fixed income component of the Fund provides current income. Under normal conditions, a significant portion of the Fund's assets are allocated to the SIMT Enhanced Income Fund, which utilizes a mix of investment strategies that aim to deliver a return premium versus cash, but with lower volatility than a traditional bond or equity fund. Moderate allocations to the SIMT Core Fixed Income Fund and the SIMT High Yield Bond Fund provide additional current income.

Under normal conditions, a portion of the Fund is allocated to equity funds. The equity allocation emphasizes the SIMT U.S. Managed Volatility Fund and SIMT Global Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. and global equity markets. Some exposure to diversifying and income producing asset classes such as real estate investment trusts may also be in the Fund. The Fund may invest in the SIT Emerging Markets Debt Fund, though it is not currently so invested.

Analysis

The Conservative Strategy Fund, Class A, returned 9.88% for the fiscal year ended March 31, 2007. The strategy's largest component is the SIMT Enhanced Income Fund, which returned 4.46% in the eight months from its introduction at the end of July (6.59% annualized). The SIMT Enhanced Income Fund benefited from high short-term interest rates and delivered additional return through active management. Investments in the SIMT Enhanced Income Fund were funded primarily by eliminating the SDIT Ultra Short Bond Fund, which returned 1.63% through the end of July and 5.35% for the year.

Allocations to focused equity products such as SIMT U.S. Managed Volatility and SIMT Real Estate contributed strongly to the performance of the Conservative Strategy. The SIMT U.S. Managed Volatility Fund returned 13.44% and the SIMT Real Estate Fund returned 21.62%, versus the S&P 500 return of 11.80%. The strategy participated in rising global markets through its allocation to the SIMT Global Managed Volatility Fund, which was introduced at the end of July and returned 12.93% over 8 months (19.09% annualized).

The portion of the strategy allocated to fixed income also contributed positively, as the SIMT Core Fixed Income Fund returned 6.71% and the SIMT High Yield Bond Fund returned 10.24%. SIMT Core Fixed Income Fund benefited from the Fed's decision to leave policy interest rates steady after its last rate hike in June, 2006. High yield bonds were underpinned by strong corporate balance sheets and low default rates.

Allocations to SIMT Real Estate and SIMT High Yield Bond Funds were reduced during the year in response to recent strong performance in these asset classes and rising valuations.

Conservative Strategy Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                                         Annualized   Annualized
                                              One Year       3 Year    Inception
                                                Return       Return      to Date
--------------------------------------------------------------------------------

Conservative Strategy
   Fund, Class A                                 9.88%        7.89%        8.34%
--------------------------------------------------------------------------------

Conservative Strategy
   Fund, Class I (2)                             9.49%        8.14%        8.65%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Conservative Strategy Fund, Class A and Class I, versus the S&P 500 Index, Lehman Aggregate Bond Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                                         Merrill Lynch
                   Conservative      Conservative                           Lehman          3-Month
                  Strategy Fund,    Strategy Fund,                        Aggregate      U.S. Treasury
                     Class A           Class I         S&P 500 Index*     Bond Index**   Bill Index***
11/14/03             $100,000          $100,000          $100,000         $100,000        $100,000
3/31/04               104,300           104,600           108,577          103,109         100,361
3/31/05               109,640           111,054           115,841          104,295         102,037
3/31/06               119,201           120,815           129,429          106,652         105,638
3/31/07               130,978           132,281           144,741          113,680         111,008

(1) For the period ended March 31, 2007. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) Class I shares have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   11

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2007

Conservative Strategy Allocation Fund

Objectives

The Conservative Strategy Allocation Fund (the "Fund") seeks to generate investment income while providing opportunity for capital appreciation.

Strategy

Under normal conditions, a portion of the Fund is allocated to domestic equity funds. While the equity allocation emphasizes the SIMT U.S. Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. equity market, there is some exposure to funds with diversifying and income producing asset classes such as real estate investment trusts or international and emerging equities may also be in the Fund.

Analysis

The Conservative Strategy Fund Allocation, Class A, returned 14.27% for the fiscal year ended March 31, 2007. Strategy performance was led by SIMT Real Estate Fund, which returned 21.62%. REITs continued to enjoy positive fundamentals including acquisition demand from private equity investors. Strong performance in U.S. equity markets was captured through an allocation to the SIMT U.S. Managed Volatility Fund, which returned 13.44%, versus the S&P 500 return of 11.80%.

The portion of the strategy allocated to fixed income also contributed positively, as the SIMT High Yield Bond Fund returned 10.24%. High yield bonds were underpinned by strong corporate balance sheets and low default rates.

Conservative Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                                         Annualized   Annualized
                                              One Year       3 Year    Inception
                                                Return       Return      to Date
--------------------------------------------------------------------------------
Conservative Strategy
   Allocation Fund, Class A                     14.27%       11.80%       11.90%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Conservative Strategy Allocation Fund, Class A, versus the S&P 500 Index and the Lehman Aggregate Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            TM Conservative Strategy
                Allocation Fund,                           Lehman Aggregate
                     Class A            S&P 500 Index*       Bond Index**
11/14/03            $100,000              $100,000             $100,000
3/31/04              104,498               108,577              103,109
3/31/05              109,911               115,841              104,295
3/31/06              127,816               129,429              106,652
3/31/07              146,055               144,741              113,680

(1) For the period ended March 31, 2007. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.


--------------------------------------------------------------------------------
12                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

Moderate Strategy Fund

Objectives

The Moderate Strategy Fund (the "Fund") seeks capital appreciation while managing the risk of loss.

Strategy

Investments in the Fund are chosen to grow assets subject to maintaining a particular level of stability. Stability is expressed as a targeted range for growth. The upper boundary of the range is the portfolio's highest historic value and increases over time as new highs are reached. The lower boundary of the range is 30% below the portfolio's highest historic value. Therefore, the strategy is designed to limit the risk of losing more than 30% from its highest historic value. The design of the strategy makes it particularly applicable to investors with required objectives and current goals.

The fixed income component of the Fund provides current income. Under normal conditions, a portion of the Fund's assets are allocated to the SIMT Enhanced Income Fund, which utilizes a mix of investment strategies that aim to deliver a return premium versus cash, but with lower volatility than a traditional bond or equity fund. Allocations to the SIMT Core Fixed Income Fund and SIMT High Yield Bond Fund provide additional current income.

Under normal conditions, the Fund's equity allocation emphasizes the SIMT U.S. Managed Volatility Fund and SIMT Global Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. and global equity markets. Smaller allocations to diversifying, return-enhancing and income-producing asset classes such as large cap value equity, large cap growth equity and real estate investment trusts are also included in the Fund.

Analysis

The Moderate Strategy Fund, Class A, returned 10.49% for the fiscal year ended March 31, 2007. The strategy benefited from allocations to focused equity products such as SIMT U.S. Managed Volatility and SIMT Real Estate. The SIMT U.S. Managed Volatility Fund returned 13.44% and the SIMT Real Estate Fund returned 21.62%, versus the S&P 500 return of 11.80%. The strategy participated in rising global markets through its allocation to the SIMT Global Managed Volatility Fund, which was introduced at the end of July and returned 12.93% over 8 months (19.09% annualized).

The portion of the strategy allocated to fixed income also contributed positively, as the SIMT Core Fixed Income Fund returned 6.71% and the SIMT High Yield Bond Fund returned 10.24%. SIMT Core Fixed Income Fund benefited from the Fed's decision to leave policy interest rates steady after its last rate hike in June, 2006. High yield bonds were underpinned by strong corporate balance sheets and low default rates.

In addition to these asset classes, the SIMT Enhanced Income Fund returned 4.46% in the eight months from its introduction at the end of July (6.59% annualized). The SIMT Enhanced Income Fund bene-fited from high short-term interest rates and delivered additional return through active management.

The introduction of two new strategy components -- SIMT Global Managed Volatility and SIMT Enhanced Income -- was funded primarily by eliminating allocations to the SDIT Ultra Short Duration Bond Fund and the SIT International Equity Fund. Allocations to SIMT Real Estate and SIMT High Yield Bond Funds were also reduced during the year in response to recent strong performance in these asset classes and rising valuations.

Moderate Strategy Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                                        Annualized   Annualized
                                             One Year       3 Year    Inception
                                               Return       Return      to Date
--------------------------------------------------------------------------------
Moderate Strategy
   Fund, Class A                                10.49%        9.21%       10.33%
--------------------------------------------------------------------------------
Moderate Strategy
   Fund, Class I (2)                            10.22%        9.66%       10.85%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Moderate Strategy Fund, Class A and Class I, versus the S&P 500 Index, Lehman Aggregate Bond Index, MSCI EAFE Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                                                                    Merrill Lynch
                 Moderate           Moderate                                                                           3-Month
              Strategy Fund,     Strategy Fund,                           Lehman Aggregate        MSCI EAFE        U.S. Treasury
                  Class A            Class I         S&P 500 Index*         Bond Index**          Index***         Bill Index****
11/14/03        $100,000            $100,000            $100,000              $100,000            $100,000            $100,000
3/31/04          106,899             107,302             108,577               103,109             115,407             100,361
3/31/05          113,656             115,178             115,841               104,295             132,787             102,037
3/31/06          126,033             128,378             129,429               106,652             165,200             105,638
3/31/07          139,253             141,498             144,741               113,680             198,570             111,008

 (1) For the period ended March 31, 2007. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 (2) Class I shares have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

   * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

  ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

 *** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

**** The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   13

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2007

Moderate Strategy Allocation Fund

Objectives

The Moderate Strategy Allocation Fund (the "Fund") seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

Strategy

Under normal conditions, a majority of the Fund's equity portion is allocated to domestic equity funds. While the equity allocation emphasizes the SIMT U.S. Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. equity market, smaller allocations to tax-managed U.S. equity and real estate investment trusts are also included in the Fund. A small allocation to international equities provides further diversification in the Fund. Emerging equities and debt may also be used to provide for further diversification in the Fund.

Analysis

The Moderate Strategy Allocation Fund, Class A, returned 13.56% for the fiscal year ended March 31, 2007. Strategy performance was led by SIMT Real Estate Fund, which returned 21.62%. REITs continued to enjoy positive fundamentals including acquisition demand from private equity investors. Strong performance in U.S. equity markets was captured through an allocation to the SIMT U.S. Managed Volatility Fund, which returned 13.44%, versus the S&P 500 return of 11.80%. The strategy also benefited from an allocation to SIT International Equity Fund, which was helped by a healthy global economy and weak dollar and returned 19.54%.

The portion of the strategy allocated to fixed income also contributed positively, as the SIMT High Yield Bond Fund returned 10.24%. High yield bonds were underpinned by strong corporate balance sheets and low default rates.

Moderate Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                                        Annualized   Annualized
                                             One Year       3 Year    Inception
                                               Return       Return      to Date
--------------------------------------------------------------------------------
Moderate Strategy
   Allocation Fund, Class A                     13.56%       11.31%       11.86%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Moderate Strategy Allocation Fund, Class A, versus the S&P 500 Index, Lehman Aggregate Bond Index and MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Moderate Strategy
                Allocation Fund,                             Lehman Aggregate
                    Class A             S&P 500 Index*         Bond Index**           MSCI EAFE Index***
11/14/03           $100,000                $100,000             $100,000                  $100,000
3/31/04             105,800                 108,577              103,109                   115,407
3/31/05             111,735                 115,841              104,295                   132,787
3/31/06             128,473                 129,429              106,652                   165,200
3/31/07             145,894                 144,741              113,680                   198,570

(1) For the period ended March 31, 2007. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

  * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


--------------------------------------------------------------------------------
14                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

Aggressive Strategy Fund

Objectives

The Aggressive Strategy Fund (the "Fund") seeks long-term capital appreciation.

Strategy

The Fund may be appropriate for long-term goals for which the investor is seeking growth without sensitivity to a particular type of risk. The strategy is primarily invested in equity funds, both domestic and international. Therefore, over time the strategy will capture the return premium provided by the global equity markets. Additional return premiums are targeted through allocations to high yield bond funds and emerging market debt funds, diversifying the sources of return.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through style-spe-cific equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversifi-cation and are made on a capitalization-weighted basis.

Analysis

The Aggressive Strategy Fund, Class A, returned 11.74% for the fiscal year ended March 31, 2007. Despite several equity market corrections over this period, most of the strategy's fund holdings performed well. The strategy's largest component is the SIMT Large Cap Diversified Alpha Fund, which returned 10.58%. The SIMT Small Cap Value Fund returned 11.73%, while the SIMT Small Cap Growth Fund was the only asset class to deliver weak performance, returning -0.48%.

The strategy benefited from allocations to foreign markets, which generally outperformed the U.S. as the dollar fell and economies grew strongly in key markets such as Germany and China. The SIT International Equity Fund returned 19.54% and the SIT Emerging Market Equity Fund returned 15.90%.

The portion of the strategy allocated to fixed income also contributed positively, as the SIMT High Yield Bond Fund returned 10.24% and the SIT Emerging Market Debt Fund returned 12.34%. High yield bonds were underpinned by strong corporate balance sheets and low default rates. Emerging market debt experienced no defaults and benefited from spread tightening.

Allocations to the SIMT High Yield Bond Fund were reduced slightly in March, 2007, in response to recent strong performance and rising valuations.

Aggressive Strategy Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                                        Annualized   Annualized
                                             One Year       3 Year    Inception
                                               Return       Return      to Date
--------------------------------------------------------------------------------
Aggressive Strategy
   Fund, Class A                                11.74%       12.43%       13.84%
--------------------------------------------------------------------------------
Aggressive Strategy
   Fund, Class I                                11.47%       11.88%       13.28%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Aggressive Strategy Fund, Class A and Class I, versus the S&P 500 Index and the MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Aggressive           Aggressive
                 Strategy Fund,       Strategy Fund,
                     Class A              Class I          S&P 500 Index*       MSCI EAFE Index**
11/14/03            $100,000             $100,000             $100,000              $100,000
3/31/04              108,911              108,709              108,577               115,407
3/31/05              117,482              116,580              115,841               132,787
3/31/06              138,511              136,585              129,429               165,200
3/31/07              154,773              152,251              144,741               198,570

(1) For the period ended March 31, 2007. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   15

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2007

Tax-Managed Aggressive Strategy Fund

Objectives

The Tax-Managed Aggressive Strategy Fund (the "Fund") seeks long-term capital appreciation.

Strategy

The Fund may be appropriate for long-term goals for which the investor is seeking growth without sensitivity to a particular type of risk. The strategy is primarily invested in equity funds, both domestic and international. Therefore, over time the strategy will capture the return premium provided by the global equity markets. Additional return premiums are targeted through allocations to high yield bond funds and emerging market debt funds, diversifying the sources of return.

Under normal conditions, a majority of the Fund's equity portion is allocated to tax-managed U.S. equity funds. Style diversification through style-neutral equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis

The Tax-Managed Aggressive Strategy Fund, Class A, returned 10.76% for the fiscal year ended March 31, 2007. Despite several equity market corrections over this period, most of the strategy's fund holdings performed well. The strategy's largest component is the SIMT Tax-Managed Large Cap Fund, which returned 9.68%. The SIMT Tax-Managed Small Cap Fund was the only asset class to deliver sub-par performance, returning only 4.36%, due largely to a poor environment for small cap growth stocks.

However, the strategy benefited from allocations to foreign markets, which generally outperformed the U.S. as the dollar fell and economies grew strongly in key markets such as Germany and China. The SIT International Equity Fund returned 19.54% and the SIT Emerging Market Equity Fund returned 15.90%.

The portion of the strategy allocated to fixed income also contributed positively, as the SIMT High Yield Bond Fund returned 10.24% and the SIT Emerging Market Debt Fund returned 12.34%. High yield bonds were underpinned by strong corporate balance sheets and low default rates, while emerging market debt experienced no defaults and benefited from spread tightening.

Tax-Managed Aggressive Strategy Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                                        Annualized   Annualized
                                             One Year       3 Year    Inception
                                               Return       Return      to Date
--------------------------------------------------------------------------------
Tax-Managed Aggressive
   Strategy Fund, Class A                       10.76%       11.94%       13.40%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Aggressive Strategy Fund, Class A, versus the S&P 500 Index and the MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Tax-Managed
            Aggressive Strategy Fund,
                    Class A              S&P 500 Index*      MSCI EAFE Index**
11/14/03            $100,000                $100,000             $100,000
3/31/04              108,896                 108,577              115,407
3/31/05              117,499                 115,841              132,787
3/31/06              137,885                 129,429              165,200
3/31/07              152,722                 144,741              198,570

(1) For the period ended March 31, 2007. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


--------------------------------------------------------------------------------
16                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

Core Market Strategy Fund

Objectives

The Core Market Strategy Fund (the "Fund") seeks capital appreciation while maintaining broad equity and fixed income market participation.

Strategy

Broad U.S. fixed income participation is maintained through an allocation to core U.S. fixed income funds, which is expected to comprise about 50% of the portfolio over time. Broad U.S. equity participation is maintained through style-neutral mandates in U.S. equity funds. Constrained allocations to other return-enhancing asset classes are used to maximize growth and provide additional diversification.

The fixed income component of the Fund invests in funds which invest in intermediate-term bonds to provide broad participation in the U.S. fixed income market. Additional allocations to high yield bonds and emerging market debt provide the opportunity for return enhancement and diversification in the fixed income market.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis

The Core Market Strategy Fund, Class A, returned 9.35% for the fiscal year ended March 31, 2007. Despite several equity market corrections over this period, most of the strategy's fund holdings performed well. The strategy's largest equity component is the SIMT Large Cap Diversified Alpha Fund, which returned 10.58%. The SIMT Small Cap Value Fund returned 11.73%, while the SIMT Small Cap Growth Fund was the only asset class to deliver weak performance, returning -0.48%.

The strategy benefited from allocations to foreign markets, which generally outperformed the U.S. as the dollar fell and economies grew strongly in key markets such as Germany and China. The SIT International Equity Fund returned 19.54% and the SIT Emerging Market Equity Fund returned 15.90%.

The strategy has a large allocation to the SIMT Core Fixed Income Fund, which returned 6.71%. Core Fixed Income Fund benefited from the Fed's decision to leave policy interest rates steady after its last rate hike in June, 2006. Allocations to high yield bonds and emerging market debt also contributed positively. The SIMT High Yield Bond Fund was underpinned by strong corporate balance sheets and low default rates and returned 10.24%. The SIT Emerging Market Debt Fund experienced no defaults and benefited from spread tightening, returning 12.34%.

Allocations to SIMT High Yield Bond Fund were reduced slightly in March, 2007, in response to recent strong performance and rising valuations.

Core Market Strategy Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                                        Annualized   Annualized
                                             One Year       3 Year    Inception
                                               Return       Return      to Date
--------------------------------------------------------------------------------
Core Market Strategy
   Fund, Class A                                 9.35%        7.87%        8.85%
--------------------------------------------------------------------------------
Core Market Strategy
   Fund, Class I (2)                             9.40%        8.60%        9.56%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Core Market Strategy Fund, Class A and Class I, versus the S&P 500 Index, Lehman Aggregate Bond Index and the MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Core Market       Core Market
           Strategy Fund,    Strategy Fund,                       Lehman Aggregate
               Class A           Class I        S&P 500 Index*      Bond Index**       MSCI EAFE Index***
11/14/03      $100,000          $100,000           $100,000           $100,000           $100,000
3/31/04        105,997           106,205            108,577            103,109            115,407
3/31/05        110,937           112,461            115,841            104,295            132,787
3/31/06        121,676           124,348            129,429            106,652            165,200
3/31/07        133,052           136,036            144,741            113,680            198,570

(1) For the period ended March 31, 2007. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

  * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   17

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2007

Core Market Strategy Allocation Fund

Objectives

The Core Market Strategy Allocation Fund (the "Fund") seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

Strategy

Broad U.S. equity participation is maintained through tax-managed, style-neutral mandates in U.S. equity funds. Constrained allocations to other return-enhancing asset classes are used to maximize growth and provide additional diversification. Additional allocations to high yield bond funds and emerging market debt provide the opportunity for return enhancement and diversification in the fixed income market.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through tax-managed, style-neutral equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis

The Core Market Strategy Allocation Fund, Class A, returned 10.74% for the fiscal year ended March 31, 2007. Despite several equity market corrections over this period, most of the strategy's fund holdings performed well. The strategy's largest component is the SIMT Tax-Managed Large Cap Fund, which returned 9.68%. The SIMT Tax-Managed Small Cap Fund was the only asset class to deliver sub-par performance, returning only 4.36%, due largely to a poor environment for small cap growth stocks.

However, the strategy benefited from allocations to foreign markets, which generally outperformed the U.S. as the dollar fell and economies grew strongly in key markets such as Germany and China. The SIT International Equity Fund returned 19.54% and the SIT Emerging Market Equity Fund returned 15.90%.

The portion of the strategy allocated to fixed income also contributed positively, as the SIMT High Yield Bond Fund returned 10.24% and the SIT Emerging Market Debt Fund returned 12.34%. High yield bonds were underpinned by strong corporate balance sheets and low default rates. Emerging market debt experienced no defaults and benefited from spread tightening.

Core Market Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN (1)
-------------------------------------------------------------------------------
                                                        Annualized   Annualized
                                             One Year       3 Year    Inception
                                               Return       Return      to Date
-------------------------------------------------------------------------------
Core Market Strategy
   Allocation Fund, Class A                     10.74%       11.08%      11.54%
-------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Core Market Strategy Allocation Fund, Class A, versus the S&P 500 Index, Lehman Aggregate Bond Index and MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   TM Core Market
             Strategy Allocation Fund,                     Lehman Aggregate
                     Class A             S&P 500 Index*      Bond Index**        MSCI EAFE Index***
11/14/03            $100,000                $100,000           $100,000               $100,000
3/31/04              105,411                 108,577            103,109                115,407
3/31/05              111,240                 115,841            104,295                132,787
3/31/06              130,474                 129,429            106,652                165,200
3/31/07              144,487                 144,741            113,680                198,570

(1) For the period ended March 31, 2007. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

  * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


--------------------------------------------------------------------------------
18                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

Market Growth Strategy Fund

Objectives

The Market Growth Strategy Fund (the "Fund") seeks capital appreciation while maintaining broad equity and fixed income market participation.

Strategy

Broad U.S. fixed income participation is maintained through an allocation to core U.S. fixed income funds, which is expected to comprise about 25% of the portfolio over time. Broad U.S. equity participation is maintained through style neutral mandates in U.S. equity funds. Constrained allocations to other return-enhancing asset classes are used to maximize growth and provide additional diversification.

The fixed income component of the Fund invests in funds which invest in intermediate-term bond funds to provide broad participation in the U.S. fixed income market. Additional allocations to high yield bond funds and emerging market debt funds provide the opportunity for return enhancement and diversification in the fixed income market.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis

The Market Growth Strategy Fund, Class A, returned 10.50% for the fiscal year ended March 31, 2007. Despite several equity market corrections over this period, most of the strategy's fund holdings performed well. The strategy's largest component is the SIMT Large Cap Diversified Alpha Fund, which returned 10.58%. The SIMT Small Cap Value Fund returned 11.73%, while the SIMT Small Cap Growth Fund was the only asset class to deliver weak performance, returning -0.48%.

The strategy benefited from allocations to foreign markets, which generally outperformed the U.S. as the dollar fell and economies grew strongly in key markets such as Germany and China. The SIT International Equity Fund returned 19.54% and the SIT Emerging Market Equity Fund returned 15.90%.

The strategy has a large allocation to the SIMT Core Fixed Income Fund, which returned 6.71%. SIMT Core Fixed Income Fund benefited from the Fed's decision to leave policy interest rates steady after its last rate hike in June, 2006. Allocations to high yield bonds and emerging market debt also contributed positively. The SIMT High Yield Bond Fund was underpinned by strong corporate balance sheets and low default rates and returned 10.24%. The SIT Emerging Market Debt Fund experienced no defaults and benefited from spread tightening, returning 12.34%.

Allocations to SIMT High Yield Bond Fund were reduced slightly in March, 2007, in response to recent strong performance and rising valuations.

Market Growth Strategy Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                                        Annualized   Annualized
                                             One Year       3 Year    Inception
                                               Return       Return      to Date
--------------------------------------------------------------------------------
Market Growth Strategy
   Fund, Class A                                10.50%       10.20%       11.03%
--------------------------------------------------------------------------------
Market Growth Strategy
   Fund, Class I (2)                            10.66%       10.03%       10.72%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Market Growth Strategy Fund, Class A and Class I, versus the S&P 500 Index, Lehman Aggregate Bond Index and the MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Market Growth       Market Growth
                   Strategy Fund,      Strategy Fund,                        Lehman Aggregate
                      Class A           Class I (2)        S&P 500 Index*      Bond Index**       MSCI EAFE Index***
11/14/03              $100,000            $100,000           $100,000            $100,000             $100,000
3/31/04                106,310             105,794            108,577             103,109              115,407
3/31/05                113,221             111,390            115,841             104,295              132,787
3/31/06                128,754             127,341            129,429             106,652              165,200
3/31/07                142,274             140,916            144,741             113,680              198,570

(1) For the period ended March 31, 2007. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) Class I shares have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

  * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   19

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2007

Market Growth Strategy Allocation Fund

Objectives

The Market Growth Strategy Allocation Fund (the "Fund") seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

Strategy

Broad U.S. equity participation is maintained through tax-managed, style-neutral mandates in U.S. equity funds. Constrained allocations to other return-enhancing asset classes are used to maximize growth and provide additional diversification. Additional allocations to high yield bond funds and emerging market debt funds provide the opportunity for return enhancement and diversification in the fixed income market.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through tax-managed, style-neutral equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis

The Market Growth Strategy Allocation Fund, Class A, returned 10.69% for the fiscal year ended March 31, 2007. Despite several equity market corrections over this period, most of the strategy's fund holdings performed well. The strategy's largest component is the SIMT Tax-Managed Large Cap Fund, which returned 9.68%. The SIMT Tax-Managed Small Cap Fund was the only asset class to deliver sub-par performance, returning only 4.36%, due largely to a poor environment for small cap growth stocks.

However, the strategy benefited from allocations to foreign markets, which generally outperformed the U.S. as the dollar fell and economies grew strongly in key markets such as Germany and China. The SIT International Equity Fund returned 19.54% and the SIT Emerging Market Equity Fund returned 15.90%.

The portion of the strategy allocated to fixed income also contributed positively, as the SIMT High Yield Bond Fund returned 10.24% and the SIT Emerging Market Debt Fund returned 12.34%. High yield bonds were underpinned by strong corporate balance sheets and low default rates. Emerging market debt experienced no defaults and benefited from spread tightening.

Market Growth Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                                        Annualized   Annualized
                                             One Year       3 Year    Inception
                                               Return       Return      to Date
--------------------------------------------------------------------------------
Market Growth Strategy
   Allocation Fund, Class A                     10.69%       11.31%       12.12%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Market Growth Strategy Allocation Fund, Class A, versus the S&P 500 Index, Lehman Aggregate Bond Index and MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                       Market Growth
                 Strategy Allocation Fund,                                     Lehman Aggregate
                           Class A                   S&P 500 Index*              Bond Index**                MSCI EAFE Index***
11/14/03                  $100,000                      $100,000                   $100,000                       $100,000
3/31/04                    106,605                       108,577                    103,109                        115,407
3/31/05                    113,450                       115,841                    104,295                        132,787
3/31/06                    132,815                       129,429                    106,652                        165,200
3/31/07                    147,013                       144,741                    113,680                        198,570

(1) For the period ended March 31, 2007. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

  * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


--------------------------------------------------------------------------------
20                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Diversified Conservative Income Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Fund                   55.0%
Equity Funds                        24.9%
Money Market Fund                   20.1%

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.6%

FIXED INCOME FUND -- 55.4%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*                 3,168,717        $32,764
                                                                       --------
Total Fixed Income Fund
   (Cost $33,228) ($ Thousands)                                         32,764
                                                                       --------

EQUITY FUNDS -- 25.0%
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A                                          1,143,877         12,731
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A**                    33,343            687
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                       31,784            693
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                                 67,206            690
                                                                       --------
Total Equity Funds
   (Cost $13,162) ($ Thousands)                                         14,801
                                                                       --------

MONEY MARKET FUND (A) -- 20.2%
   SEI Liquid Asset Trust
     Prime Obligation Fund,
     Class A, 5.08%                                  11,954,840         11,955
                                                                       --------
Total Money Market Fund
   (Cost $11,955) ($ Thousands)                                         11,955
                                                                       --------
Total Investments -- 100.6%
   (Cost $58,345) ($ Thousands)                                        $59,520
                                                                       ========

Percentages are based on Net Assets of $59,152 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

**    Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of March 31, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   21

SCHEDULE OF INVESTMENTS

Diversified Conservative Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Fund                   58.8%
Equity Funds                        40.2%
Money Market Fund                    1.0%

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.1%

FIXED INCOME FUND -- 58.9%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*                 5,417,504        $56,017
                                                                       --------
Total Fixed Income Fund
   (Cost $56,980) ($ Thousands)                                         56,017
                                                                       --------

EQUITY FUNDS -- 40.2%
   SEI Institutional International Trust
     International Equity Fund,
     Class A                                            517,213          7,774
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A                                          2,322,862         25,853
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A**                    75,137          1,549
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                       70,571          1,538
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                                150,251          1,542
                                                                       --------
Total Equity Funds
   (Cost $32,237) ($ Thousands)                                         38,256
                                                                       --------

MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund,
     Class A, 5.08%                                     935,153            935
                                                                       --------
Total Money Market Fund
   (Cost $935) ($ Thousands)                                               935
                                                                       --------
Total Investments -- 100.1%
   (Cost $90,152) ($ Thousands)                                        $95,208
                                                                       =======

Percentages are based on Net Assets of $95,106 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

**    Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of March 31, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
22                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

Diversified Global Moderate Growth Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                        60.0%
Fixed Income Funds                  39.0%
Money Market Fund                    1.0%

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.3%

EQUITY FUNDS -- 60.2%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                            121,147       $  2,068
   SEI Institutional International Trust
     International Equity Fund,
     Class A                                          1,950,961         29,323
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A                                          7,047,653         78,440
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*                    223,620          4,611
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      210,140          4,579
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                                447,856          4,595
                                                                      ---------
Total Equity Funds
   (Cost $104,562) ($ Thousands)                                       123,616
                                                                      ---------

FIXED INCOME FUNDS -- 39.1%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                            744,253          8,195
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A                  6,186,089         63,964
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                      956,506          8,226
                                                                      ---------
Total Fixed Income Fund
   (Cost $81,147) ($ Thousands)                                         80,385
                                                                      ---------

MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund,
     Class A, 5.08%                                   2,004,217          2,004
                                                                      ---------
Total Money Market Fund
   (Cost $2,004) ($ Thousands)                                           2,004
                                                                      ---------
Total Investments -- 100.3%
   (Cost $187,713) ($ Thousands)                                      $206,005
                                                                      =========

Percentages are based on Net Assets of $205,439 ($ Thousands).

*     Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of March 31, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   23

SCHEDULE OF INVESTMENTS

Diversified Moderate Growth Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                        59.8%
Fixed Income Fund                   39.2%
Money Market Fund                    1.0%

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 101.0%

EQUITY FUNDS -- 60.4%
   SEI Institutional International Trust
     International Equity Fund, Class A               1,911,928       $ 28,736
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A                                          8,694,261         96,767
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*                    276,522          5,702
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      261,513          5,698
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                                556,517          5,710
                                                                      ---------
Total Equity Funds
   (Cost $122,009) ($ Thousands)                                       142,613
                                                                      ---------

FIXED INCOME FUND -- 39.6%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A                  9,034,401         93,416
                                                                      ---------
Total Fixed Income Fund
   (Cost $94,466) ($ Thousands)                                         93,416
                                                                      ---------

MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund,
     Class A, 5.08%                                   2,398,246          2,398
                                                                      ---------
Total Money Market Fund
   (Cost $2,398) ($ Thousands)                                           2,398
                                                                      ---------
Total Investments -- 101.0%
   (Cost $218,873) ($ Thousands)                                      $238,427
                                                                      =========

Percentages are based on Net Assets of $235,970 ($ Thousands).

*     Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of March 31, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
24                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

Diversified Global Growth Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                        79.9%
Fixed Income Funds                  19.1%
Money Market Fund                    1.0%

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.5%

EQUITY FUNDS -- 80.3%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                            321,068       $  5,481
   SEI Institutional International Trust
     International Equity Fund,
     Class A                                          3,262,489         49,035
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A*                                        12,414,413        138,172
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A**                                          395,350          8,152
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      374,412          8,158
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                                795,293          8,160
                                                                      ---------
Total Equity Funds
   (Cost $184,807) ($ Thousands)                                       217,158
                                                                      ---------

FIXED INCOME FUNDS -- 19.2%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                            495,523          5,456
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A                  3,958,122         40,927
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                      636,915          5,477
                                                                      ---------
Total Fixed Income Fund
   (Cost $52,580) ($ Thousands)                                         51,860
                                                                      ---------

MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund,
     Class A, 5.08%                                   2,734,704          2,735
                                                                      ---------
Total Money Market Fund
   (Cost $2,735) ($ Thousands)                                           2,735
                                                                      ---------
Total Investments -- 100.5%
   (Cost $240,122) ($ Thousands)                                      $271,753
                                                                      =========

Percentages are based on Net Assets of $270,531 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. The Semi-Annual Report as of March 31, 2007. for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included at the back of the financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to Securities Exchange Commission's website at http://www.sec.gov or call 1-800 DIAL-SEI.

**    Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of March 31, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   25

SCHEDULE OF INVESTMENTS

Diversified Global Stock Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                      99.0%
Money Market Fund                  1.0%

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.5%

EQUITY FUNDS -- 99.5%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                           169,653       $  2,896
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                         2,226,852         33,469
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A*                                        8,215,938         91,444
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A**                  258,782          5,336
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                     244,728          5,333
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified
      Alpha Fund, Class A                               520,819          5,344
                                                                      ---------
Total Equity Funds
   (Cost $125,089) ($ Thousands)                                       143,822
                                                                      ---------

MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                  1,423,323          1,423
                                                                      ---------
Total Money Market Fund
   (Cost $1,423) ($ Thousands)                                           1,423
                                                                      ---------
Total Investments -- 100.5%
   (Cost $126,512) ($ Thousands)                                      $145,245
                                                                      =========

Percentages are based on Net Assets of $144,562 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. The Semi-Annual Report as of March 31, 2007. for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included at the back of the financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to Securities Exchange Commission's website at http://www.sec.gov or call 1-800 DIAL-SEI.

**    Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of March 31, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
26                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

Diversified U.S. Stock Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                    99.1%
Money Market Fund                0.9%

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 101.5%

EQUITY FUNDS -- 100.6%
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A*                                        7,004,886        $77,964
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A**                  220,453          4,546
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                     208,543          4,544
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified
      Alpha Fund, Class A                               443,753          4,553
                                                                       --------
Total Equity Funds
   (Cost $82,053) ($ Thousands)                                         91,607
                                                                       --------

MONEY MARKET FUND (A) -- 0.9%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                    867,607            868
                                                                       --------
Total Money Market Fund
   (Cost $868) ($ Thousands)                                               868
                                                                       --------
Total Investments -- 101.5%
   (Cost $82,921) ($ Thousands)                                        $92,475
                                                                       ========

Percentages are based on Net Assets of $91,085 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. The Semi-Annual Report as of March 31, 2007. for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included at the back of the financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to Securities Exchange Commission's website at http://www.sec.gov or call 1-800 DIAL-SEI.

**    Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of March 31, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   27

SCHEDULE OF INVESTMENTS

Defensive Strategy Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Funds              80.5%
Equity Funds                    19.3%
Money Market Fund                0.2%

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.3%

FIXED INCOME FUNDS -- 80.7%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                 1,178,592       $ 12,187
   SEI Institutional Managed Trust
      Enhanced Income Fund, Class A*                  6,873,769         69,287
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                     790,536          6,799
                                                                      ---------
Total Fixed Income Fund
   (Cost $87,594) ($ Thousands)                                         88,273
                                                                      ---------

EQUITY FUNDS -- 19.4%
   SEI Institutional Managed Trust
      Global Managed Volatility Fund,
      Class A                                           556,111          6,184
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                         168,054          3,316
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                           910,202         11,659
                                                                      ---------
Total Equity Funds
   (Cost $17,720) ($ Thousands)                                         21,159
                                                                      ---------

MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                    272,803            273
                                                                      ---------
Total Money Market Fund
   (Cost $273) ($ Thousands)                                               273
                                                                      ---------
Total Investments -- 100.3%
   (Cost $105,587) ($ Thousands)                                      $109,705
                                                                      =========

Percentages are based on Net Assets of $109,333 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Enhanced Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Enhanced Income Fund seeks to provide capital appreciation and income. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Enhanced Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)   Rate shown is the 7-day effective yield as of March 31, 2007.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
28                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

Defensive Strategy Allocation Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                    59.9%
Fixed Income Fund               39.9%
Money Market Fund                0.2%

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.1%

EQUITY FUNDS -- 59.9%
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                         209,251        $ 4,129
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                           653,244          8,368
                                                                       --------
Total Equity Funds
   (Cost $10,246) ($ Thousands)                                         12,497
                                                                       --------

FIXED INCOME FUND -- 39.9%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                     968,748          8,331
                                                                       --------
Total Fixed Income Fund
   (Cost $8,166) ($ Thousands)                                           8,331
                                                                       --------

MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                     51,794             52
                                                                       --------
Total Money Market Fund
   (Cost $52) ($ Thousands)                                                 52
                                                                       --------
Total Investments -- 100.1%
   (Cost $18,464) ($ Thousands)                                        $20,880
                                                                       ========

Percentages are based on Net Assets of $20,856 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of March 31, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   29

SCHEDULE OF INVESTMENTS

Conservative Strategy Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Funds                     63.4%
Equity Funds                           36.3%
Money Market Fund                       0.3%

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.0%

FIXED INCOME FUNDS -- 63.4%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                 1,690,179       $ 17,477
   SEI Institutional Managed Trust
      Enhanced Income Fund, Class A                   6,216,402         62,660
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   1,552,321         13,350
                                                                      ---------
Total Fixed Income Fund
   (Cost $92,734) ($ Thousands)                                         93,487
                                                                      ---------

EQUITY FUNDS -- 36.3%
   SEI Institutional Managed Trust
      Global Managed Volatility Fund,
      Class A                                         1,473,377         16,384
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                         452,918          8,936
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                         2,202,256         28,211
                                                                      ---------
Total Equity Funds
   (Cost $44,832) ($ Thousands)                                         53,531
                                                                      ---------

MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                    364,525            365
                                                                      ---------
Total Money Market Fund
   (Cost $365) ($ Thousands)                                               365
                                                                      ---------
Total Investments -- 100.0%
   (Cost $137,931) ($ Thousands)                                      $147,383
                                                                      =========

Percentages are based on Net Assets of $147,390 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of March 31, 2007.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
30                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

Conservative Strategy Allocation Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                    66.7%
Fixed Income Fund               33.0%
Money Market Fund                0.3%

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.0%

EQUITY FUNDS -- 66.7%
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                         523,266        $10,324
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                         1,671,908         21,417
                                                                       --------
Total Equity Funds
   (Cost $25,027) ($ Thousands)                                         31,741
                                                                       --------

FIXED INCOME FUND -- 33.0%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   1,825,107         15,696
                                                                       --------
Total Fixed Income Fund
   (Cost $15,558) ($ Thousands)                                         15,696
                                                                       --------

MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                    119,709            120
                                                                       --------
Total Money Market Fund
   (Cost $120) ($ Thousands)                                               120
                                                                       --------
Total Investments -- 100.0%
   (Cost $40,705) ($ Thousands)                                        $47,557
                                                                       ========

Percentages are based on Net Assets of $47,553 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of March 31, 2007.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   31

SCHEDULE OF INVESTMENTS

Moderate Strategy Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Funds              51.3%
Equity Funds                    48.5%
Money Market Fund                0.2%

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.2%

FIXED INCOME FUNDS -- 51.3%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A                 11,141,801       $115,206
   SEI Institutional Managed Trust
     Enhanced Income Fund, Class A                   10,806,468        108,929
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                    5,573,475         47,932
                                                                      ---------
Total Fixed Income Fund
  (Cost $270,938) ($ Thousands)                                        272,067
                                                                      ---------

EQUITY FUNDS -- 48.6%
   SEI Institutional Managed Trust
     Global Managed Volatility Fund,
     Class A                                          7,723,548         85,886
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A                   1,248,447         26,504
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A                    1,161,263         26,837
   SEI Institutional Managed Trust
     Real Estate Fund, Class A                        1,653,484         32,623
   SEI Institutional Managed Trust
     U.S. Managed Volatility Fund,
     Class A                                          6,678,280         85,549
                                                                      ---------
Total Equity Funds
  (Cost $221,741) ($ Thousands)                                        257,399
                                                                      ---------

MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund,
     Class A, 5.08%                                   1,306,515          1,307
                                                                      ---------
Total Money Market Fund
  (Cost $1,307) ($ Thousands)                                            1,307
                                                                      ---------
Total Investments -- 100.2%
  (Cost $493,986) ($ Thousands)                                       $530,773
                                                                      =========

Percentages are based on Net Assets of $529,942 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of March 31, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
32                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

Moderate Strategy Allocation Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds              81.9%
Fixed Income Fund         17.8%
Money Market Fund          0.3%

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 99.7%

EQUITY FUNDS -- 81.7%
   SEI Institutional International Trust
     International Equity Fund,
     Class A                                            762,467       $ 11,460
   SEI Institutional Managed Trust
     Real Estate Fund, Class A                          587,817         11,598
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A                                          1,688,913         22,918
   SEI Institutional Managed Trust
     U.S. Managed Volatility Fund,
     Class A                                          4,582,122         58,697
                                                                      ---------
Total Equity Funds
  (Cost $86,784) ($ Thousands)                                         104,673
                                                                      ---------

FIXED INCOME FUND -- 17.8%
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                    2,647,294         22,767
                                                                      ---------
Total Fixed Income Fund
  (Cost $22,530) ($ Thousands)                                          22,767
                                                                      ---------

MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust
     Prime Obligation Fund,
     Class A, 5.08%                                     316,176            316
                                                                      ---------
Total Money Market Fund
  (Cost $316) ($ Thousands)                                                316
                                                                      ---------
Total Investments -- 99.7%
  (Cost $109,630) ($ Thousands)                                       $127,756
                                                                      =========

Percentages are based on Net Assets of $128,135 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of March 31, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   33

SCHEDULE OF INVESTMENTS

Aggressive Strategy Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds              80.3%
Fixed Income Funds        19.4%
Money Market Fund          0.3%

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.0%

EQUITY FUNDS -- 80.3%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                                 487,235  $  8,317
   SEI Institutional International Trust
     International Equity Fund,
     Class A                                               4,917,491    73,910
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A                                              17,669,384   196,660
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*                         799,416    16,484
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                           754,268    16,436
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                                   1,606,941    16,487
                                                                      ---------
Total Equity Funds
  (Cost $295,132) ($ Thousands)                                        328,294
                                                                      ---------

FIXED INCOME FUNDS -- 19.4%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                               3,724,419    41,006
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A                         216,903     2,243
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                         4,194,436    36,072
                                                                      ---------
Total Fixed Income Fund
  (Cost $78,501) ($ Thousands)                                          79,321
                                                                      ---------

MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund,
     Class A, 5.08%                                        1,022,286     1,022
                                                                      ---------
Total Money Market Fund
  (Cost $1,022) ($ Thousands)                                            1,022
                                                                      ---------
Total Investments -- 100.0%
 (Cost $374,655) ($ Thousands)                                        $408,637
                                                                      =========

Percentages are based on Net Assets of $408,657 ($ Thousands).

*     Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of March 31, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
34                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

Tax-Managed Aggressive Strategy Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                  88.0%
Fixed Income Funds            11.8%
Money Market Fund              0.2%

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 99.3%

EQUITY FUNDS -- 87.4%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                            119,283       $  2,036
   SEI Institutional International Trust
     International Equity Fund,
     Class A                                          1,069,380         16,073
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                         4,143,301         56,224
   SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A                                          1,031,997         14,056
                                                                      ---------
Total Equity Funds
  (Cost $75,103) ($ Thousands)                                          88,389
                                                                      ---------

FIXED INCOME FUNDS -- 11.7%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                            547,834          6,031
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                      674,974          5,805
                                                                      ---------
Total Fixed Income Fund
  (Cost $11,699) ($ Thousands)                                          11,836
                                                                      ---------

MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust
     Prime Obligation Fund,
     Class A, 5.08%                                     251,666            252
                                                                      ---------
Total Money Market Fund
  (Cost $252) ($ Thousands)                                                252
                                                                      ---------
Total Investments -- 99.3%
  (Cost $87,054) ($ Thousands)                                        $100,477
                                                                      =========

Percentages are based on Net Assets of $101,161 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to Securities Exchange Commission's website at http://www.sec.gov or call 1-800 DIAL-SEI.

(A)   Rate shown is the 7-day effective yield as of March 31, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   35

SCHEDULE OF INVESTMENTS

Core Market Strategy Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Funds            59.3%
Equity Funds                  40.4%
Money Market Fund              0.3%

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.0%

FIXED INCOME FUNDS -- 59.3%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                            451,482        $ 4,971
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A                  4,795,207         49,582
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                      519,343          4,466
                                                                       --------
Total Fixed Income Fund
   (Cost $59,035) ($ Thousands)                                         59,019
                                                                       --------

EQUITY FUNDS -- 40.4%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                             59,779          1,020
   SEI Institutional International Trust
     International Equity Fund,
     Class A                                            607,098          9,125
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A                                          2,154,339         23,978
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A*                                            98,141          2,024
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                       92,306          2,011
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                                196,756          2,019
                                                                       --------
Total Equity Funds
   (Cost $34,375) ($ Thousands)                                         40,177
                                                                       --------

MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund,
     Class A, 5.08%                                     250,064            250
                                                                       --------
Total Money Market Fund
   (Cost $250) ($ Thousands)                                               250
                                                                       --------
Total Investments -- 100.0%
   (Cost $93,660) ($ Thousands)                                        $99,446
                                                                       ========

Percentages are based on Net Assets of $99,465 ($ Thousands).

*     Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of March 31, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
36                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

Core Market Strategy Allocation Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                   87.9%
Fixed Income Funds             11.8%
Money Market Fund               0.3%

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 102.4%

EQUITY FUNDS -- 90.0%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                             31,394        $   536
   SEI Institutional International Trust
     International Equity Fund,
     Class A                                            282,758          4,250
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                         1,093,600         14,840
   SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A                                            272,191          3,707
                                                                       --------
Total Equity Funds
   (Cost $19,523) ($ Thousands)                                         23,333
                                                                       --------

FIXED INCOME FUNDS -- 12.1%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                            145,161          1,598
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                      178,053          1,531
                                                                       --------
Total Fixed Income Fund
   (Cost $3,117) ($ Thousands)                                           3,129
                                                                       --------
MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund,
     Class A, 5.08%                                      67,516             68
                                                                       --------
Total Money Market Fund
   (Cost $68) ($ Thousands)                                                 68
                                                                       --------
Total Investments -- 102.4%
   (Cost $22,708) ($ Thousands)                                        $26,530
                                                                       ========

Percentages are based on Net Assets of $25,915 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to Securities Exchange Commission's website at http://www.sec.gov or call 1-800 DIAL-SEI.

(A)   Rate shown is the 7-day effective yield as of March 31, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   37

SCHEDULE OF INVESTMENTS

Market Growth Strategy Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                     60.2%
Fixed Income Funds               39.5%
Money Market Fund                 0.3%

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.1%

EQUITY FUNDS -- 60.3%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                           430,335       $  7,346
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                         6,939,145        104,295
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                        23,006,106        256,058
   SEI Institutional Managed Trust
      Small Cap Growth Fund,
      Class A*                                        1,061,712         21,893
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                   1,011,162         22,033
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified
      Alpha Fund, Class A                             2,850,871         29,250
                                                                      ---------
Total Equity Funds
   (Cost $386,822) ($ Thousands)                                       440,875
                                                                      ---------

FIXED INCOME FUNDS -- 39.6%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                         4,671,427         51,432
   SEI Institutional Managed Trust
      Core Fixed Income Fund,
      Class A                                        17,898,470        185,070
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   6,117,906         52,614
                                                                      ---------
Total Fixed Income Fund
   (Cost $288,341) ($ Thousands)                                       289,116
                                                                      ---------

MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                  1,844,160          1,844
                                                                      ---------
Total Money Market Fund
   (Cost $1,844) ($ Thousands)                                           1,844
                                                                      ---------
Total Investments -- 100.1%
   (Cost $677,007) ($ Thousands)                                      $731,835
                                                                      =========

Percentages are based on Net Assets of $730,956 ($ Thousands).

*     Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of March 31, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
38                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

Market Growth Strategy Allocation Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                     88.0%
Fixed Income Funds               11.8%
Money Market Fund                 0.2%

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.0%

EQUITY FUNDS -- 88.0%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                           219,638       $  3,749
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                         2,006,482         30,157
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A*                                        7,635,736        103,617
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund,
      Class A                                         1,896,810         25,835
                                                                      ---------
Total Equity Funds
   (Cost $138,781) ($ Thousands)                                       163,358
                                                                      ---------

FIXED INCOME FUNDS -- 11.8%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                         1,015,184         11,177
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   1,248,592         10,738
                                                                      ---------
Total Fixed Income Fund
   (Cost $21,725) ($ Thousands)                                         21,915
                                                                      ---------

MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                    451,964            452
                                                                      ---------
Total Money Market Fund
   (Cost $452) ($ Thousands)                                               452
                                                                      ---------
Total Investments -- 100.0%
   (Cost $160,958) ($ Thousands)                                      $185,725
                                                                      =========

Percentages are based on Net Assets of $185,677 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to Securities Exchange Commission's website at http://www.sec.gov or call 1-800 DIAL-SEI.

(A)   Rate shown is the 7-day effective yield as of March 31, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   39

Statements of Assets and Liabilities ($ Thousands)

March 31, 2007

--------------------------------------------------------------------------------------------------------------------
                                                                       DIVERSIFIED                      DIVERSIFIED
                                                                      CONSERVATIVE    DIVERSIFIED            GLOBAL
                                                                            INCOME   CONSERVATIVE   MODERATE GROWTH
                                                                              FUND           FUND              FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value (Cost
      $58,345, $90,152, $187,713, $218,873, $240,122, $126,512, and
      $82,921, respectively).                                              $59,520        $95,208          $206,005
   Cash                                                                         21             81                90
   Income Distribution Receivable from Affiliated Funds                        180            221               322
   Receivable for Fund Shares Sold                                              66             33                94
   Prepaid Expenses                                                              4              7                15
   Receivable for Investment Securities Sold                                    --             --                --
   Receivable from Administrator                                                 1              2                 3
--------------------------------------------------------------------------------------------------------------------
   Total Assets                                                             59,792         95,552           206,529
--------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Payable for Fund Shares Redeemed                                            413            107               629
   Payable for Investment Securities Purchased                                 207            312               412
   Distribution Fees Payable                                                     7              6                 5
   Investment Advisory Fees Payable                                              5              8                17
   Income Distribution Payable                                                   1             --                 1
   Administrative Servicing Fees Payable                                         1              2                 6
   Bank Overdraft                                                               --             --                --
   Trustees' Fees Payable                                                       --              1                 1
   Administration Fees Payable                                                  --             --                --
   Accrued Expenses                                                              6             10                19
--------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                           640            446             1,090
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                 $59,152        $95,106          $205,439
====================================================================================================================

NET ASSETS:
   Paid in Capital
      (unlimited authorization -- no par value)                            $57,737        $88,859          $183,824
   Undistributed Net Investment Income/Distributions in excess
      of Net Investment Income                                                  12             12                16
   Accumulated Net Realized Gain (Loss) on Investments                         228          1,179             3,307
   Net Unrealized Appreciation on Investments                                1,175          5,056            18,292
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                 $59,152        $95,106          $205,439
====================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share --
      Class A ($47,154,577 / 4,155,717 shares), ($80,537,088 /
   Net Asset Value, Offering and Redemption Price Per
      ($194,743,780 / 14,278,242 shares), ($213,992,153 /
      14,804,057 shares), ($120,817,984 / 8,392,796 shares),
      and ($74,104,562 / 4,420,821 shares), respectively.                  $ 11.35        $ 11.03          $  12.38
   Net Asset Value, Offering and Redemption Price Per Share --
      Class D ($7,258,346 / 643,669 shares), ($6,558,865 /
      595,634 shares), ($4,738,659 / 386,607 shares),
      ($17,844,060 / 1,313,797 shares), ($11,161,261 /
      777,485 shares), ($5,908,328 / 437,066 shares), and
      ($11,205,052 / 711,606 shares), respectively.                        $ 11.28        $ 11.01          $  12.26
   Net Asset Value, Offering and Redemption Price Per Share --
      Class I ($4,739,284 / 418,341 shares), ($8,010,243 /
      727,109 shares), ($31,814,231 / 2,578,434 shares),
      ($23,382,525 / 1,715,440 shares), ($45,377,539 /
      3,142,125 shares), ($17,835,529 / 1,242,201 shares), and
      ($5,774,916 / 345,396 shares), respectively.                         $ 11.33        $ 11.02          $  12.34
====================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
40                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

----------------------------------------------------------------------------------------------------------------------------------
                                                                       DIVERSIFIED    DIVERSIFIED       DIVERSIFIED
                                                                          MODERATE         GLOBAL            GLOBAL   DIVERSIFIED
                                                                            GROWTH         GROWTH             STOCK    U.S. STOCK
                                                                              FUND           FUND              FUND          FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value (Cost
      $58,345, $90,152, $187,713, $218,873, $240,122, $126,512,
      and $82,921, respectively).                                         $238,427       $271,753          $145,245      $ 92,475
   Cash                                                                         --            270               324            33
   Income Distribution Receivable from Affiliated Funds                        381            219                 6             4
   Receivable for Fund Shares Sold                                              91            706                73            37
   Prepaid Expenses                                                             21             20                10            12
   Receivable for Investment Securities Sold                                    67             --                --            --
   Receivable from Administrator                                                --              4                 2            --
----------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                            238,987        272,972           145,660        92,561
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Payable for Fund Shares Redeemed                                          2,460          1,881               733         1,405
   Payable for Investment Securities Purchased                                 398            488               330            37
   Distribution Fees Payable                                                    18             11                 6            12
   Investment Advisory Fees Payable                                             20             23                12             8
   Income Distribution Payable                                                  10              2                --             1
   Administrative Servicing Fees Payable                                         5              9                 3             1
   Bank Overdraft                                                               67             --                --            --
   Trustees' Fees Payable                                                        3              1                 1            --
   Administration Fees Payable                                                   1             --                --             4
   Accrued Expenses                                                             35             26                13             8
----------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                         3,017          2,441             1,098         1,476
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                $235,970       $270,531          $144,562      $ 91,085
==================================================================================================================================

NET ASSETS:
   Paid in Capital                                                        $207,451       $233,033          $133,057      $ 96,453
      (unlimited authorization -- no par value)
   Undistributed Net Investment Income/Distributions in
      excess of Net Investment Income                                           21              9                --            --
   Accumulated Net Realized Gain (Loss) on Investments                       8,944          5,858            (7,228)      (14,922)
   Net Unrealized Appreciation on Investments                               19,554         31,631            18,733         9,554
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                $235,970       $270,531          $144,562      $ 91,085
==================================================================================================================================
   Net Asset Value, Offering and Redemption Price Per
     Share -- Class A ($47,154,577 / 4,155,717 shares),
     ($80,537,088 / 7,299,290 shares), ($168,886,129 /
     13,642,791 shares), ($194,743,780 / 14,278,242
     shares), ($213,992,153 / 14,804,057 shares),
     ($120,817,984 / 8,392,796 shares), and
     ($74,104,562 / 4,420,821 shares), respectively.                      $  13.64       $  14.45          $  14.40      $  16.76
   Net Asset Value, Offering and Redemption Price Per
     Share -- Class D ($7,258,346 / 643,669 shares),
     ($6,558,865 / 595,634 shares), ($4,738,659 /
     386,607 shares), ($17,844,060 / 1,313,797
     shares), ($11,161,261 / 777,485 shares),
     ($5,908,328 / 437,066 shares), and ($11,205,052 /
     711,606 shares), respectively.                                       $  13.58       $  14.36          $  13.52      $  15.75
   Net Asset Value, Offering and Redemption Price Per
     Share -- Class I ($4,739,284 / 418,341 shares),
     ($8,010,243 / 727,109 shares), ($31,814,231 /
     2,578,434 shares), ($23,382,525 / 1,715,440
     shares), ($45,377,539 / 3,142,125 shares),
     ($17,835,529 / 1,242,201 shares), and ($5,774,916
     / 345,396 shares), respectively.                                     $  13.63       $  14.44          $  14.36      $  16.72
==================================================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   41

Statements of Assets and Liabilities ($ Thousands)

March 31, 2007

----------------------------------------------------------------------------------------------------------------------
                                                                                              DEFENSIVE
                                                                                 DEFENSIVE     STRATEGY   CONSERVATIVE
                                                                                  STRATEGY   ALLOCATION       STRATEGY
                                                                                      FUND         FUND           FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments in Affiliated Funds, at Market Value (Cost $105,587,
       $18,464, $137,931, $40,705, $493,986, and $109,630, respectively).         $109,705      $20,880       $147,383
    Cash                                                                                --           --             --
    Income Distribution Receivable from Affiliated Funds                               115           69            198
    Receivable for Investment Securities Sold                                           58           11            104
    Prepaid Expenses                                                                     9            2             10
    Receivable from Administrator                                                        3           --              5
    Receivable for Fund Shares Sold                                                     --           --            224
----------------------------------------------------------------------------------------------------------------------
    Total Assets                                                                   109,890       20,962        147,924
----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
    Payable for Fund Shares Redeemed                                                   374           32            226
    Payable for Investment Securities Purchased                                        105           58            177
    Bank Overdraft                                                                      58           11            103
    Investment Advisory Fees Payable                                                     9            2             12
    Trustees' Fees Payable                                                              --           --              1
    Accrued Expenses                                                                    11            3             15
----------------------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                  557          106            534
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                        $109,333      $20,856       $147,390
======================================================================================================================
NET ASSETS:
    Paid in Capital
       (unlimited authorization -- no par value)                                  $104,627      $18,066       $136,775
    Undistributed Net Investment Income                                                  4            3              9
    Accumulated Net Realized Gain on Investments                                       584          371          1,154
    Net Unrealized Appreciation on Investments                                       4,118        2,416          9,452
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                        $109,333      $20,856       $147,390
======================================================================================================================
    Net Asset Value, Offering and Redemption Price Per Share -- Class A
       ($109,332,997 / 10,030,242 shares), ($20,855,628 / 1,539,285 shares),
       ($146,872,253 / 12,570,063 shares), ($47,552,886 / 3,899,266 shares),
       ($529,250,734 / 42,590,630 shares), and ($128,134,505 / 8,317,052
       shares), respectively.                                                     $  10.90      $ 13.55       $  11.68
    Net Asset Value, Offering and Redemption Price Per Share -- Class I
       ($122.26 / 11.16 shares), ($517,658 / 43,741 shares), and ($691,029 /
       54,520 shares), respectively.                                              $  10.96          n/a       $  11.83
======================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
42                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

----------------------------------------------------------------------------------------------------------------------
                                                                               CONSERVATIVE                   MODERATE
                                                                                   STRATEGY    MODERATE       STRATEGY
                                                                                 ALLOCATION    STRATEGY     ALLOCATION
                                                                                       FUND        FUND           FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments in Affiliated Funds, at Market Value (Cost $105,587,
       $18,464, $137,931, $40,705, $493,986, and $109,629, respectively).           $47,557    $530,773       $127,756
    Cash                                                                                 --          --             --
    Income Distribution Receivable from Affiliated Funds                                131         922            186
    Receivable for Investment Securities Sold                                            26         285             73
    Prepaid Expenses                                                                      3          35              8
    Receivable from Administrator                                                         1          15              3
    Receivable for Fund Shares Sold                                                       3         574            456
----------------------------------------------------------------------------------------------------------------------
    Total Assets                                                                     47,721     532,604        128,482
----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
    Payable for Fund Shares Redeemed                                                     23       1,430             96
    Payable for Investment Securities Purchased                                         110         855            156
    Bank Overdraft                                                                       26         285             72
    Investment Advisory Fees Payable                                                      4          44             11
    Trustees' Fees Payable                                                               --           1             --
    Accrued Expenses                                                                      5          47             12
----------------------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                   168       2,662            347
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          $47,553    $529,942       $128,135
======================================================================================================================
NET ASSETS:
    Paid in Capital
       (unlimited authorization -- no par value)                                    $40,146    $488,568       $108,614
    Undistributed Net Investment Income                                                   6          44              7
    Accumulated Net Realized Gain on Investments                                        549       4,543          1,388
    Net Unrealized Appreciation on Investments                                        6,852      36,787         18,126
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          $47,553    $529,942       $128,135
======================================================================================================================
    Net Asset Value, Offering and Redemption Price Per Share -- Class A
       ($109,332,997 / 10,030,242 shares), ($20,855,628 / 1,539,285 shares),
       ($146,872,253 / 12,570,063 shares), ($47,552,886 / 3,899,266 shares),
       ($529,250,734 / 42,590,630 shares), and ($128,134,505 / 8,317,052
       shares), respectively.                                                       $ 12.20    $  12.43       $  15.41
    Net Asset Value, Offering and Redemption Price Per Share -- Class I
       ($122.26 / 11.16 shares), ($517,658 / 43,741 shares), and ($691,029 /
       54,520 shares), respectively.                                                    n/a    $  12.67            n/a
======================================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   43

Statements of Assets and Liabilities ($ Thousands)

March 31, 2007

-----------------------------------------------------------------------------------------------------------------------
                                                                                              TAX-MANAGED
                                                                                 AGGRESSIVE    AGGRESSIVE   CORE MARKET
                                                                                   STRATEGY      STRATEGY      STRATEGY
                                                                                       FUND          FUND          FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments in Affiliated Funds, at Market Value (Cost $374,655,
       $87,054, $93,660, $22,708, $677,007, and $160,958, respectively).           $408,637      $100,477       $99,446
    Cash                                                                                 --            --            --
    Receivable for Fund Shares Sold                                                     348           819            60
    Income Distribution Receivable from Affiliated Funds                                330            49           237
    Receivable for Investment Securities Sold                                           377            33            72
    Prepaid Expenses                                                                     24             6             8
    Receivable from Administrator                                                        11             3             4
-----------------------------------------------------------------------------------------------------------------------
    Total Assets                                                                    409,727       101,387        99,827
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
    Payable for Fund Shares Redeemed                                                    362           135            31
    Bank Overdraft                                                                      359            33            71
    Payable for Investment Securities Purchased                                         278            41           239
    Investment Advisory Fees Payable                                                     34             8             8
    Distribution Fees Payable                                                             1            --            --
    Accrued Expenses                                                                     36             9            13
-----------------------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                 1,070           226           362
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                         $408,657      $101,161       $99,465
=======================================================================================================================
NET ASSETS:
    Paid in Capital
       (unlimited authorization -- no par value)                                   $368,105      $ 86,299       $92,564
    Undistributed Net Investment Income                                                  11             2            15
    Accumulated Net Realized Gain on Investments                                      6,559         1,437         1,100
    Net Unrealized Appreciation on Investments                                       33,982        13,423         5,786
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                         $408,657      $101,161       $99,465
=======================================================================================================================
    Net Asset Value, Offering and Redemption Price Per Share -- Class A
       ($404,880,091 / 28,994,643 shares), ($101,161,233 / 7,080,191 shares), ($99,464,742 / 8,486,302 shares), ($25,915,295 / 1,903,589 shares), ($726,305,527 / 57,132,625 shares), and ($185,677,202 /
       11,641,592 shares), respectively.                                           $  13.96      $  14.29       $ 11.72
    Net Asset Value, Offering and Redemption Price Per Share -- Class I
       ($3,776,708 / 275,130 shares), ($136.02 / 11.33 shares), and
       ($4,650,588 / 369,352 shares), respectively.                                $  13.73           n/a       $ 12.01
=======================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
44                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

---------------------------------------------------------------------------------------------------------------------------
                                                                                CORE MARKET                   MARKET GROWTH
                                                                                   STRATEGY   MARKET GROWTH        STRATEGY
                                                                                 ALLOCATION        STRATEGY      ALLOCATION
                                                                                       FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments in Affiliated Funds, at Market Value (Cost $374,655,
       $87,054, $93,660, $22,708, $677,007, and $160,958, respectively).            $26,530        $731,835        $185,725
    Cash                                                                                 --             536             101
    Receivable for Fund Shares Sold                                                      --             688              22
    Income Distribution Receivable from Affiliated Funds                                 13           1,211              90
    Receivable for Investment Securities Sold                                             6              --              --
    Prepaid Expenses                                                                      2              50              12
    Receivable from Administrator                                                         1              21               5
---------------------------------------------------------------------------------------------------------------------------
    Total Assets                                                                     26,552         734,341         185,955
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
    Payable for Fund Shares Redeemed                                                    615           1,563              69
    Bank Overdraft                                                                        6              --              --
    Payable for Investment Securities Purchased                                          11           1,692             178
    Investment Advisory Fees Payable                                                      2              62              15
    Distribution Fees Payable                                                            --               1              --
    Accrued Expenses                                                                      3              67              16
---------------------------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                   637           3,385             278
---------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          $25,915        $730,956        $185,677
===========================================================================================================================
NET ASSETS:
    Paid in Capital
       (unlimited authorization -- no par value)                                    $21,613        $666,208        $158,148
    Undistributed Net Investment Income                                                  --              62               3
    Accumulated Net Realized Gain on Investments                                        480           9,858           2,759
    Net Unrealized Appreciation on Investments                                        3,822          54,828          24,767
---------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          $25,915        $730,956        $185,677
===========================================================================================================================
    Net Asset Value, Offering and Redemption Price Per Share -- Class A
       ($404,880,091 / 28,994,643 shares), ($101,161,233 / 7,080,191 shares), ($99,464,742 / 8,486,302 shares), ($25,915,295 / 1,903,589 shares), ($726,305,527 / 57,132,625 shares), and ($185,677,202 /
       11,641,592 shares), respectively.                                            $ 13.61        $  12.71        $  15.95
    Net Asset Value, Offering and Redemption Price Per Share -- Class I
       ($3,776,708 / 275,130 shares), ($136.02 / 11.33 shares), and
       ($4,650,588 / 369,352 shares), respectively.                                     n/a        $  12.59             n/a
===========================================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   45

Statements of Operations ($ Thousands)

For the year ended March 31, 2007

---------------------------------------------------------------------------------------------------------------
                                                                  DIVERSIFIED                      DIVERSIFIED
                                                                 CONSERVATIVE    DIVERSIFIED            GLOBAL
                                                                       INCOME   CONSERVATIVE   MODERATE GROWTH
                                                                         FUND           FUND              FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                          $2,453         $3,549           $ 6,119
---------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                    126            205               409
   Investment Advisory Fees                                                63            102               204
   Distribution Fees -- Class D                                            58             57                52
   Shareholder Servicing Fees -- Class D                                   19             19                17
   Administrative Servicing Fees -- Class I                                11             20                67
   Trustees' Fees                                                           5              8                15
   Registration Fees                                                       11             17                29
   Professional Fees                                                        7             11                21
   Printing Fees                                                            5              8                15
   Custodian Fees/Wire Agent Fees                                           1              1                 2
   Other Expenses                                                           2              2                 4
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                                         308            450               835
---------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                      (126)          (205)             (409)
         Reimbursement from Administrator                                 (17)           (26)              (44)
---------------------------------------------------------------------------------------------------------------
   Net Expenses                                                           165            219               382
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   2,288          3,330             5,737
===============================================================================================================
   NET REALIZED AND UNREALIZED GAIN
      FROM AFFILIATED FUNDS:
   Net Realized Gain from Sales of Affiliated Funds                       164          1,027             2,472
   Capital Gain Distributions Received from Affiliated Funds              190            706             2,996
   Net Change in Unrealized Appreciation from Affiliated Funds          1,573          3,404             8,880
---------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain from Affiliated Funds               1,927          5,137            14,348
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                     $4,215         $8,467           $20,085
===============================================================================================================

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
46                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

-----------------------------------------------------------------------------------------------------------------------------
                                                                  DIVERSIFIED    DIVERSIFIED       DIVERSIFIED
                                                                     MODERATE         GLOBAL            GLOBAL   DIVERSIFIED
                                                                       GROWTH         GROWTH             STOCK    U.S. STOCK
                                                                         FUND           FUND              FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                         $ 8,404        $ 6,012           $ 2,240        $1,023
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                    625            543               298           197
   Investment Advisory Fees                                               313            272               149            98
   Distribution Fees -- Class D                                           142            100                45            88
   Shareholder Servicing Fees -- Class D                                   47             33                15            29
   Administrative Servicing Fees -- Class I                                56             93                32            14
   Trustees' Fees                                                          27             20                10             7
   Registration Fees                                                       57             40                22            11
   Professional Fees                                                       34             28                15            10
   Printing Fees                                                           27             20                10             8
   Custodian Fees/Wire Agent Fees                                           3              3                 1             1
   Other Expenses                                                           7              5                 3             2
-----------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                       1,338          1,157               600           465
-----------------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                      (625)          (543)             (298)         (197)
         Reimbursement from Administrator                                 (93)           (62)              (32)          (18)
-----------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                           620            552               270           250
-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   7,784          5,460             1,970           773
=============================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
      FROM AFFILIATED FUNDS:
   Net Realized Gain from Sales of Affiliated Funds                     6,990          2,766             1,018           351
   Capital Gain Distributions Received from Affiliated Funds            2,543          4,815             3,005         1,243
   Net Change in Unrealized Appreciation from Affiliated Funds         10,150         15,366            10,232         6,268
-----------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain from Affiliated Funds              19,683         22,947            14,255         7,862
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    $27,467        $28,407           $16,225        $8,635
=============================================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   47

Statements of Operations ($ Thousands)

For the year ended March 31, 2007

---------------------------------------------------------------------------------------------------------------
                                                                                   DEFENSIVE
                                                                    DEFENSIVE       STRATEGY      CONSERVATIVE
                                                                     STRATEGY     ALLOCATION          STRATEGY
                                                                         FUND           FUND              FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                          $4,801         $  816           $ 5,334
---------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                    209             41               261
   Investment Advisory Fees                                               105             20               131
   Trustees' Fees                                                           7              1                 9
   Administrative Servicing Fees -- Class I                                --             --                --
   Professional Fees                                                       10              2                14
   Registration Fees                                                        9             --                14
   Printing Fees                                                            8              2                10
   Custodian Fees/Wire Agent Fees                                           1             --                 1
   Other Expenses                                                           2              1                 3
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                                         351             67               443
---------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                      (209)           (41)             (261)
         Reimbursement from Administrator                                 (37)            (6)              (51)
---------------------------------------------------------------------------------------------------------------
   Net Expenses                                                           105             20               131
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   4,696            796             5,203
===============================================================================================================
   NET REALIZED AND UNREALIZED GAIN
      FROM AFFILIATED FUNDS:
   Net Realized Gain from Affiliated Funds                                534            212               702
   Capital Gain Distributions Received from Affiliated Funds              533            441             1,264
   Net Change in Unrealized Appreciation from Affiliated Funds          2,531          1,269             5,649
---------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain from Affiliated Funds               3,598          1,922             7,615
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                     $8,294         $2,718           $12,818
===============================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
48                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

---------------------------------------------------------------------------------------------------------------
                                                                 CONSERVATIVE                         MODERATE
                                                                     STRATEGY       MODERATE          STRATEGY
                                                                   ALLOCATION       STRATEGY        ALLOCATION
                                                                         FUND           FUND              FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                          $1,497        $15,600           $ 2,776
---------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                     85            858               219
   Investment Advisory Fees                                                43            429               109
   Trustees' Fees                                                           3             27                 7
   Administrative Servicing Fees -- Class I                                --             --                --
   Professional Fees                                                        4             43                11
   Registration Fees                                                        5             45                10
   Printing Fees                                                            3             32                 8
   Custodian Fees/Wire Agent Fees                                           1              4                 1
   Other Expenses                                                           1              8                 2
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                                         145          1,446               367
---------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                       (85)          (858)             (219)
         Reimbursement from Administrator                                 (17)          (158)              (39)
---------------------------------------------------------------------------------------------------------------
   Net Expenses                                                            43            430               109
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   1,454         15,170             2,667
===============================================================================================================
   NET REALIZED AND UNREALIZED GAIN
      FROM AFFILIATED FUNDS:
   Net Realized Gain from Affiliated Funds                                 86          4,609               118
   Capital Gain Distributions Received from Affiliated Funds            1,065          6,518             2,421
   Net Change in Unrealized Appreciation from Affiliated Funds          3,364         18,691             9,451
---------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain from Affiliated Funds               4,515         29,818            11,990
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                     $5,969        $44,988           $14,657
===============================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   49

Statements of Operations ($ Thousands)

For the year ended March 31, 2007

-----------------------------------------------------------------------------------------------------------
                                                                                 TAX-MANAGED
                                                                    AGGRESSIVE    AGGRESSIVE   CORE MARKET
                                                                      STRATEGY      STRATEGY      STRATEGY
                                                                          FUND          FUND          FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                          $ 8,018        $1,678        $3,629
-----------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                     576           164           195
   Investment Advisory Fees                                                288            82            97
   Trustees' Fees                                                           17             5             7
   Administrative Servicing Fees -- Class I                                  2            --            --
   Registration Fees                                                        29             9            11
   Professional Fees                                                        28             8            12
   Printing Fees                                                            22             6             7
   Custodian Fees/Wire Agent Fees                                            3             1             1
   Other Expenses                                                            5             2             2
-----------------------------------------------------------------------------------------------------------
   Total Expenses                                                          970           277           332
-----------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                       (576)         (164)         (195)
         Reimbursement from Administrator                                 (103)          (31)          (40)
-----------------------------------------------------------------------------------------------------------
   Net Expenses                                                            291            82            97
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    7,727         1,596         3,532
===========================================================================================================
   NET REALIZED AND UNREALIZED GAIN (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds                           53           (93)          353
   Capital Gain Distributions Received from Affiliated Funds             8,206         1,983         1,252
   Net Change in Unrealized Appreciation from Affiliated Funds          21,460         5,723         4,102
-----------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain from Affiliated Funds               29,719         7,613         5,707
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $37,446        $9,209        $9,239
===========================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
50                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

----------------------------------------------------------------------------------------------------------------
                                                                    CORE MARKET                   MARKET GROWTH
                                                                       STRATEGY   MARKET GROWTH        STRATEGY
                                                                     ALLOCATION        STRATEGY      ALLOCATION
                                                                           FUND            FUND            FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                            $  481         $19,526         $ 3,070
----------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                       48           1,202             305
   Investment Advisory Fees                                                  24             601             152
   Trustees' Fees                                                             2              38              10
   Administrative Servicing Fees -- Class I                                  --               3              --
   Registration Fees                                                          2              63              15
   Professional Fees                                                          2              60              15
   Printing Fees                                                              2              45              11
   Custodian Fees/Wire Agent Fees                                            --               5               1
   Other Expenses                                                             1              11               3
----------------------------------------------------------------------------------------------------------------
   Total Expenses                                                            81           2,028             512
----------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                         (48)         (1,202)           (305)
         Reimbursement from Administrator                                    (9)           (222)            (54)
----------------------------------------------------------------------------------------------------------------
   Net Expenses                                                              24             604             153
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       457          18,922           2,917
================================================================================================================
   NET REALIZED AND UNREALIZED GAIN (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds                            86             218              16
   Capital Gain Distributions Received from Affiliated Funds                566          12,168           3,564
   Net Change in Unrealized Appreciation from Affiliated Funds            1,630          34,306          10,426
----------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain from Affiliated Funds                 2,282          46,692          14,006
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $2,739         $65,614         $16,923
================================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   51

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

-----------------------------------------------------------------------------------------------------------------------------------
                                                             DIVERSIFIED               DIVERSIFIED            DIVERSIFIED GLOBAL
                                                         CONSERVATIVE INCOME          CONSERVATIVE              MODERATE GROWTH
                                                                 FUND                     FUND                       FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                             2007         2006         2007         2006         2007         2006
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                 $  2,288     $  2,044     $  3,330     $  3,005     $  5,737     $  4,479
   Net Realized Gain (Loss) from Affiliated Funds             164        1,602        1,027        3,167        2,472        5,788
   Capital Gain Distributions Received from
      Affiliated Funds                                        190          692          706        1,373        2,996        3,647
   Net Change in Unrealized Appreciation
      (Depreciation) from Affiliated Funds                  1,573         (553)       3,404        1,165        8,880        9,084
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations               4,215        3,785        8,467        8,710       20,085       22,998
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                 (2,004)      (1,732)      (3,139)      (2,660)      (5,723)      (3,974)
   Class D                                                   (229)        (183)        (201)        (166)        (170)        (120)
   Class I                                                   (178)        (125)        (278)        (186)        (911)        (380)
   Net Realized Gains:
   Class A                                                 (1,082)        (339)      (3,310)        (495)      (4,968)        (782)
   Class D                                                   (170)         (53)        (303)         (47)        (225)         (44)
   Class I                                                   (108)         (25)        (339)         (37)        (854)         (77)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                       (3,771)      (2,457)      (7,570)      (3,591)     (12,851)      (5,377)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                             10,873        9,615       33,932       20,347       48,606       44,076
   Reinvestment of Dividends and Distributions              3,057        2,057        6,419        3,152       10,672        4,752
   Cost of Shares Redeemed                                (23,258)     (14,510)     (55,244)     (25,516)     (75,415)     (43,341)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
      Class A Transactions                                 (9,328)      (2,838)     (14,893)      (2,017)     (16,137)       5,487
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
   Proceeds from Shares Issued                                709          819        1,356        1,287          948        1,348
   Reinvestment of Dividends and Distributions                386          216          498          207          377          160
   Cost of Shares Redeemed                                 (2,332)      (4,961)      (4,252)      (2,027)      (4,476)      (3,014)
-----------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived from Class D
      Transactions                                         (1,237)      (3,926)      (2,398)        (533)      (3,151)      (1,506)
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                              2,139        1,846        5,591        2,047       18,323       10,715
   Reinvestment of Dividends and Distributions                284          150          616          223        1,760          452
   Cost of Shares Redeemed                                 (1,887)      (1,552)      (5,496)      (2,944)      (7,989)      (7,919)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived From
      Class I Transactions                                    536          444          711         (674)      12,094        3,248
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
      Capital Share Transactions                          (10,029)      (6,320)     (16,580)      (3,224)      (7,194)       7,229
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                   (9,585)      (4,992)     (15,683)       1,895           40       24,850
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                       68,737       73,729      110,789      108,894      205,399      180,549
-----------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                           $ 59,152     $ 68,737     $ 95,106     $110,789     $205,439     $205,399
===================================================================================================================================
   Undistributed Net Investment Income Included in
      Net Assets at End of Period                        $     12     $     97     $     12     $    183     $     16     $    538
===================================================================================================================================

(1) For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
52                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                               DIVERSIFIED            DIVERSIFIED            DIVERSIFIED          DIVERSIFIED
                                             MODERATE GROWTH         GLOBAL GROWTH          GLOBAL STOCK           U.S. STOCK
                                                  FUND                    FUND                  FUND                  FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                2007       2006        2007       2006       2007       2006       2007       2006
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                   $   7,784   $  7,874   $   5,460   $  4,085   $  1,970   $  1,284   $    773   $    467
   Net Realized Gain (Loss) from
      Affiliated Funds                         6,990      6,446       2,766      2,261      1,018    (11,572)       351    (13,294)
   Capital Gain Distributions Received
      from Affiliated Funds                    2,543      6,352       4,815      6,065      3,005      3,741      1,243      3,367
   Net Change in Unrealized Appreciation
      (Depreciation) from Affiliated
      Funds                                   10,150     20,016      15,366     26,207     10,232     31,418      6,268     25,099
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from
      Operations                              27,467     40,688      28,407     38,618     16,225     24,871      8,635     15,639
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                    (7,965)    (7,236)     (5,873)    (3,611)    (2,586)    (1,201)    (1,338)      (450)
   Class D                                      (435)      (224)       (240)       (85)       (90)       (18)       (91)        --
   Class I                                      (676)      (409)     (1,002)      (389)      (280)       (66)       (80)       (19)
   Net Realized Gains:
   Class A                                    (6,485)      (352)     (3,944)    (1,243)        --       (227)        --       (164)
   Class D                                      (652)       (20)       (264)       (75)        --        (10)        --        (25)
   Class I                                      (762)       (22)       (802)      (160)        --        (18)        --        (11)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions         (16,975)    (8,263)    (12,125)    (5,563)    (2,956)    (1,540)    (1,509)      (669)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                55,774     43,880      58,805     60,126     37,027     33,899     17,459     14,539
   Reinvestment of Dividends and
      Distributions                           14,307      7,553       9,785      4,843      2,535      1,424      1,278        606
   Cost of Shares Redeemed                  (223,052)   (79,838)   (104,141)   (62,886)   (72,566)   (36,953)   (40,340)   (27,752)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
      Derived from Class A Transactions     (152,971)   (28,405)    (35,551)     2,083    (33,004)    (1,630)   (21,603)   (12,607)
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
   Proceeds from Shares Issued                 2,214      2,753       2,750      2,224      1,250      1,136      2,327      1,922
   Reinvestment of Dividends and
      Distributions                              984        219         503        160         88         29         88         25
   Cost of Shares Redeemed                    (5,413)    (3,579)     (6,894)    (3,380)    (1,997)    (2,967)    (5,155)    (3,193)
-----------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived from
      Class D Transactions                    (2,215)      (607)     (3,641)      (996)      (659)    (1,802)    (2,740)    (1,246)
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                 9,225      5,589      20,050     13,033     10,119      5,514      1,565      3,110
   Reinvestment of Dividends and
      Distributions                            1,413        431       1,778        550        272         84         78         29
   Cost of Shares Redeemed                   (11,076)    (3,680)    (11,130)    (7,047)    (3,040)    (6,305)    (2,237)    (2,261)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
      Derived From Class I Transactions         (438)     2,340      10,698      6,536      7,351       (707)      (594)       878
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
      Derived from Capital Share
      Transactions                          (155,624)   (26,672)    (28,494)     7,623    (26,312)    (4,139)   (24,937)   (12,975)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets    (145,132)     5,753     (12,212)    40,678    (13,043)    19,192    (17,811)     1,995
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                         381,102    375,349     282,743    242,065    157,605    138,413    108,896    106,901
-----------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                             $ 235,970   $381,102   $ 270,531   $282,743   $144,562   $157,605   $ 91,085   $108,896
===================================================================================================================================
   Undistributed Net Investment Income
      Included in Net Assets at End of
      Period                               $      21   $    890   $       9   $    822   $     --   $    481   $     --   $    485
===================================================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   53

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

-------------------------------------------------------------------------------------------------------------------------
                                                                                                         DEFENSIVE
                                                                            DEFENSIVE STRATEGY       STRATEGY ALLOCATION
                                                                                   FUND                      FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                               2007         2006        2007        2006
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                   $  4,696     $  2,396     $   796     $   431
   Net Realized Gain (Loss) from Affiliated Funds                               534         (122)        212         287
   Capital Gain Distributions Received from Affiliated Funds                    533          261         441         177
   Net Change in Unrealized Appreciation from Affiliated Funds                2,531        1,378       1,269       1,016
-------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                 8,294        3,913       2,718       1,911
-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                                   (4,975)      (2,375)       (991)       (405)
   Class I                                                                       --           --          --          --
   Net Realized Gains:
   Class A                                                                     (150)        (215)       (320)       (224)
   Class I                                                                       --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (5,125)      (2,590)     (1,311)       (629)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                                               38,980      107,348       8,129      20,733
   Reinvestment of Dividends and Distributions                                5,056        2,544       1,251         610
   Cost of Shares Redeemed                                                  (37,383)     (38,291)     (9,958)     (7,206)
-------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Class A Transactions        6,653       71,601        (578)     14,137
-------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                                   --           --          --          --
   Reinvestment of Dividends and Distributions                                   --           --          --          --
   Cost of Shares Redeemed                                                       --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class I Transactions                      --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
      Capital Share Transactions                                              6,653       71,601        (578)     14,137
-------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                                 9,822       72,924         829      15,419
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                         99,511       26,587      20,027       4,608
-------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                             $109,333     $ 99,511     $20,856     $20,027
=========================================================================================================================
   Undistributed Net Investment Income
      Included in Net Assets at End of Period                              $      4     $     32     $     3     $     5
=========================================================================================================================

(1) For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
54                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

---------------------------------------------------------------------------------------------------------------------------
                                                                                                         CONSERVATIVE
                                                                           CONSERVATIVE STRATEGY      STRATEGY ALLOCATION
                                                                                   FUND                      FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                               2007         2006         2007         2006
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                   $  5,203     $  2,549     $  1,454     $    969
   Net Realized Gain (Loss) from Affiliated Funds                               702           (9)          86          652
   Capital Gain Distributions Received from Affiliated Funds                  1,264          443        1,065          358
   Net Change in Unrealized Appreciation from Affiliated Funds                5,649        3,310        3,364        2,637
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                12,818        6,293        5,969        4,616
---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                                   (5,815)      (2,531)      (1,937)        (941)
   Class I                                                                       (6)          --           --           --
   Net Realized Gains:
   Class A                                                                     (240)        (383)        (589)        (535)
   Class I                                                                       --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (6,061)      (2,914)      (2,526)      (1,476)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                                              102,688       77,259       18,928       20,466
   Reinvestment of Dividends and Distributions                                5,795        2,762        2,370        1,379
   Cost of Shares Redeemed                                                  (78,613)     (20,420)     (14,385)     (13,231)
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Class A Transactions       29,870       59,601        6,913        8,614
---------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                                  557           --           --           --
   Reinvestment of Dividends and Distributions                                    6           --           --           --
   Cost of Shares Redeemed                                                      (48)          --           --           --
---------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class I Transactions                     515           --           --           --
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
      Capital Share Transactions                                             30,385       59,601        6,913        8,614
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                                37,142       62,980       10,356       11,754
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                        110,248       47,268       37,197       25,443
---------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                             $147,390     $110,248     $ 47,553     $ 37,197
===========================================================================================================================
   Undistributed Net Investment Income
      Included in Net Assets at End of Period                              $      9     $     30     $      6     $     18
===========================================================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                                                                            MODERATE
                                                                             MODERATE STRATEGY         STRATEGY ALLOCATION
                                                                                    FUND                      FUND
----------------------------------------------------------------------------------------------------------------------------
                                                                                2007         2006         2007         2006
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                   $  15,170     $  7,840     $  2,667     $  1,477
   Net Realized Gain (Loss) from Affiliated Funds                              4,609           (4)         118           --
   Capital Gain Distributions Received from Affiliated Funds                   6,518        2,362        2,421          621
   Net Change in Unrealized Appreciation from Affiliated Funds                18,691       15,609        9,451        7,299
----------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                 44,988       25,807       14,657        9,397
----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                                   (17,581)      (7,802)      (3,650)      (1,448)
   Class I                                                                        (8)          --           --           --
   Net Realized Gains:
   Class A                                                                    (5,283)      (1,364)        (221)        (563)
   Class I                                                                        (1)          --           --           --
----------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (22,873)      (9,166)      (3,871)      (2,011)
----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                                               301,983      225,327       50,422       58,255
   Reinvestment of Dividends and Distributions                                22,236        8,679        3,697        1,939
   Cost of Shares Redeemed                                                  (159,744)     (71,801)     (28,309)     (16,322)
----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Class A Transactions       164,475      162,205       25,810       43,872
----------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                                   731           --           --           --
   Reinvestment of Dividends and Distributions                                     9           --           --           --
   Cost of Shares Redeemed                                                       (51)          --           --           --
----------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class I Transactions                      689           --           --           --
----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
      Capital Share Transactions                                             165,164      162,205       25,810       43,872
----------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                                187,279      178,846       36,596       51,258
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                         342,663      163,817       91,539       40,281
----------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                             $ 529,942     $342,663     $128,135     $ 91,539
============================================================================================================================
   Undistributed Net Investment Income
      Included in Net Assets at End of Period                              $      44     $    213     $      7     $      8
============================================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   55

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

------------------------------------------------------------------------------------------------------------------
                                                                                                 TAX-MANAGED
                                                                    AGGRESSIVE STRATEGY      AGGRESSIVE STRATEGY
                                                                           FUND                      FUND
------------------------------------------------------------------------------------------------------------------
                                                                       2007         2006         2007        2006
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                           $  7,727     $  2,847     $  1,596     $   807
   Net Realized Gain (Loss) from Affiliated Funds                        53        5,196          (93)        (42)
   Capital Gain Distributions Received from Affiliated Funds          8,206        3,740        1,983         657
   Net Change in Unrealized Appreciation from Affiliated Funds       21,460       10,118        5,723       6,562
------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                        37,446       21,901        9,209       7,984
------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                           (9,806)      (2,842)      (1,962)       (807)
   Class I                                                              (36)          --           --          --
   Net Realized Gains:
   Class A                                                           (8,009)        (665)        (516)       (315)
   Class I                                                              (26)                       --
------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                (17,877)      (3,507)      (2,478)     (1,122)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                                      263,534      117,209       43,026      32,911
   Reinvestment of Dividends and Distributions                       17,733        3,481        2,449       1,113
   Cost of Shares Redeemed                                          (88,556)     (19,930)     (17,705)     (8,357)
------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class A Transactions         192,711      100,760       27,770      25,667
------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                        3,874           --           --          --
   Reinvestment of Dividends and Distributions                           62           --           --          --
   Cost of Shares Redeemed                                             (213)          --           --          --
------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class I Transactions           3,723           --           --          --
------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from
      Capital Share Transactions                                    196,434      100,760       27,770      25,667
------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                       216,003      119,154       34,501      32,529
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                192,654       73,500       66,660      34,131
------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                     $408,657     $192,654     $101,161     $66,660
==================================================================================================================
   Undistributed Net Investment Income
      Included in Net Assets at End of Period                      $     11     $    542     $      2     $    45
==================================================================================================================

(1) For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
56                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

-----------------------------------------------------------------------------------------------------------------
                                                                                                 CORE MARKET
                                                                   CORE MARKET STRATEGY      STRATEGY ALLOCATION
                                                                           FUND                     FUND
-----------------------------------------------------------------------------------------------------------------
                                                                       2007         2006        2007        2006
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                           $  3,532     $  1,955     $   457     $   306
   Net Realized Gain (Loss) from Affiliated Funds                       353        1,283          86         677
   Capital Gain Distributions Received from Affiliated Funds          1,252        1,033         566         257
   Net Change in Unrealized Appreciation from Affiliated Funds        4,102        1,395       1,630       1,846
-----------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                         9,239        5,666       2,739       3,086
-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                           (3,908)      (1,946)       (567)       (284)
   Class I                                                               --           --          --
   Net Realized Gains:
   Class A                                                           (2,072)        (378)       (723)       (266)
   Class I                                                               --                       --
-----------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                 (5,980)      (2,324)     (1,290)       (550)
-----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                                       54,936       55,372       9,943      11,015
   Reinvestment of Dividends and Distributions                        5,909        2,313       1,182         516
   Cost of Shares Redeemed                                          (48,687)     (17,581)     (7,115)     (7,085)
-----------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class A Transactions          12,158       40,104       4,010       4,446
-----------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                           --           --          --          --
   Reinvestment of Dividends and Distributions                           --           --          --          --
   Cost of Shares Redeemed                                               --           --          --          --
-----------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class I Transactions              --           --          --          --
-----------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from
      Capital Share Transactions                                     12,158       40,104       4,010       4,446
-----------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                        15,417       43,446       5,459       6,982
-----------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                 84,048       40,602      20,456      13,474
-----------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                     $ 99,465     $ 84,048     $25,915     $20,456
=================================================================================================================
   Undistributed Net Investment Income
      Included in Net Assets at End of Period                      $     15     $    149     $    --     $    18
=================================================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                  MARKET GROWTH
                                                                   MARKET GROWTH STRATEGY      STRATEGY ALLOCATION
                                                                            FUND                      FUND
--------------------------------------------------------------------------------------------------------------------
                                                                        2007         2006         2007         2006
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                           $  18,922     $  8,697     $  2,917     $  1,583
   Net Realized Gain (Loss) from Affiliated Funds                        218       10,355           16          (25)
   Capital Gain Distributions Received from Affiliated Funds          12,168        7,107        3,564        1,265
   Net Change in Unrealized Appreciation from Affiliated Funds        34,306       16,176       10,426       12,054
--------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                         65,614       42,335       16,923       14,877
--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                           (22,128)      (8,662)      (3,579)      (1,559)
   Class I                                                               (51)          --           --           --
   Net Realized Gains:
   Class A                                                           (15,558)      (1,598)      (1,043)        (244)
   Class I                                                               (32)                       --
--------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                 (37,769)     (10,260)      (4,622)      (1,803)
--------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                                       394,033      276,914       76,931       77,179
   Reinvestment of Dividends and Distributions                        37,356       10,138        4,560        1,787
   Cost of Shares Redeemed                                          (199,857)     (60,706)     (35,906)     (20,014)
--------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class A Transactions          231,532      226,346       45,585       58,952
--------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                         4,723           --           --           --
   Reinvestment of Dividends and Distributions                            83           --           --
   Cost of Shares Redeemed                                              (186)          --           --           --
--------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class I Transactions            4,620           --           --           --
--------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from
      Capital Share Transactions                                     236,152      226,346       45,585       58,952
--------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                        263,997      258,421       57,886       72,026
--------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                 466,959      208,538      127,791       55,765
--------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                     $ 730,956     $466,959     $185,677     $127,791
====================================================================================================================
   Undistributed Net Investment Income
      Included in Net Assets at End of Period                      $      62     $  1,004     $      3     $     83
====================================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   57

Financial Highlights

For the periods ended March 31,
For a Share Outstanding Throughout each Period

-----------------------------------------------------------------------------------------------------------------------
                                                Net Realized
                                                         and                             Distributions
                      Net Asset                   Unrealized                 Dividends            from           Total
                         Value,          Net           Gains                  from Net        Realized       Dividends
                      Beginning   Investment     (Losses) on   Total from   Investment         Capital             and
                      of Period       Income      Securities   Operations       Income           Gains   Distributions
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
   CLASS A
   2007                  $11.28        $0.43*         $ 0.36       $ 0.79       $(0.46)         $(0.26)         $(0.72)
   2006                   11.07         0.34*           0.29         0.63        (0.35)          (0.07)          (0.42)
   2005                   11.22         0.27*           0.02         0.29        (0.32)          (0.12)          (0.44)
   2004                   10.28         0.24*           1.01         1.25        (0.24)          (0.07)          (0.31)
   2003                   10.75         0.29           (0.41)       (0.12)       (0.31)          (0.04)          (0.35)
   CLASS D
   2007                  $11.21        $0.31*         $ 0.36       $ 0.67       $(0.34)         $(0.26)         $(0.60)
   2006                   11.01         0.22*           0.28         0.50        (0.23)          (0.07)          (0.30)
   2005                   11.13         0.15*           0.03         0.18        (0.18)          (0.12)          (0.30)
   2004                   10.20         0.14*           1.00         1.14        (0.14)          (0.07)          (0.21)
   2003                   10.67         0.18           (0.41)       (0.23)       (0.20)          (0.04)          (0.24)
   CLASS I
   2007                  $11.26        $0.40*         $ 0.36       $ 0.76       $(0.43)         $(0.26)         $(0.69)
   2006                   11.06         0.32*           0.27         0.59        (0.32)          (0.07)          (0.39)
   2005                   11.20         0.24*           0.03         0.27        (0.29)          (0.12)          (0.41)
   2004                   10.27         0.22*           1.00         1.22        (0.22)          (0.07)          (0.29)
   2003(1)                10.54         0.24           (0.25)       (0.01)       (0.22)          (0.04)          (0.26)
DIVERSIFIED CONSERVATIVE FUND
   CLASS A
   2007                  $10.97        $0.37*         $ 0.57       $ 0.94       $(0.41)         $(0.47)         $(0.88)
   2006                   10.48         0.30*           0.55         0.85        (0.30)          (0.06)          (0.36)
   2005                   10.50         0.27*           0.14         0.41        (0.31)          (0.12)          (0.43)
   2004                    9.10         0.24*           1.46         1.70        (0.23)          (0.07)          (0.30)
   2003                    9.71         0.22           (0.58)       (0.36)       (0.22)          (0.03)          (0.25)
   CLASS D
   2007                  $10.96        $0.26*         $ 0.56       $ 0.82       $(0.30)         $(0.47)         $(0.77)
   2006                   10.47         0.19*           0.56         0.75        (0.20)          (0.06)          (0.26)
   2005                   10.46         0.16*           0.15         0.31        (0.18)          (0.12)          (0.30)
   2004                    9.06         0.14*           1.46         1.60        (0.13)          (0.07)          (0.20)
   2003                    9.66         0.14           (0.59)       (0.45)       (0.12)          (0.03)          (0.15)
   CLASS I
   2007                  $10.96        $0.34*         $ 0.57       $ 0.91       $(0.38)         $(0.47)         $(0.85)
   2006                   10.47         0.27*           0.56         0.83        (0.28)          (0.06)          (0.34)
   2005                   10.49         0.24*           0.14         0.38        (0.28)          (0.12)          (0.40)
   2004                    9.09         0.21*           1.47         1.68        (0.21)          (0.07)          (0.28)
   2003(1)                 9.56         0.18           (0.46)       (0.28)       (0.16)          (0.03)          (0.19)

                                                                                                Ratio of
                                                                                                Expenses
                                                                                              to Average
                                                                             Ratio of Net     Net Assets
                                                              Ratio of Net     Investment     (Excluding
                       Net Asset                Net Assets        Expenses         Income        Waivers    Portfolio
                      Value, End     Total   End of Period      to Average     to Average      and Reim-     Turnover
                       of Period   Return+   ($ Thousands)    Net Assets**     Net Assets   bursement)**         Rate
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
   CLASS A
   2007                   $11.35      7.21%        $47,155            0.12%          3.76%          0.35%          17%
   2006                    11.28      5.70          56,119            0.12           3.04           0.36           41
   2005                    11.07      2.62          57,892            0.12           2.40           0.41           27
   2004                    11.22     12.34          56,376            0.12           2.26           0.36           23
   2003                    10.28     (1.16)         50,717            0.12           2.79           0.36           24
   CLASS D
   2007                   $11.28      6.17%        $ 7,258            1.12%          2.77%          1.35%          17%
   2006                    11.21      4.53           8,453            1.12           2.02           1.36           41
   2005                    11.01      1.63          12,177            1.12           1.39           1.41           27
   2004                    11.13     11.25          13,747            1.12           1.26           1.36           23
   2003                    10.20     (2.17)         12,847            1.12           1.78           1.36           24
   CLASS I
   2007                   $11.33      6.96%        $ 4,739            0.37%          3.51%          0.60%          17%
   2006                    11.26      5.36           4,165            0.37           2.79           0.61           41
   2005                    11.06      2.41           3,660            0.37           2.16           0.66           27
   2004                    11.20     12.00           3,434            0.37           1.99           0.61           23
   2003(1)                 10.27     (0.12)          1,710            0.37           2.19           0.61           24
DIVERSIFIED CONSERVATIVE FUND
   CLASS A
   2007                   $11.03      8.79%        $80,537            0.12%          3.34%          0.35%          32%
   2006                    10.97      8.21          94,597            0.12           2.80           0.36           43
   2005                    10.48      3.93          92,261            0.12           2.55           0.41           18
   2004                    10.50     18.98          73,941            0.12           2.41           0.36           15
   2003                     9.10     (3.65)         55,939            0.12           2.41           0.37           40
   CLASS D
   2007                   $11.01      7.62%        $ 6,559            1.12%          2.34%          1.35%          32%
   2006                    10.96      7.15           8,942            1.12           1.80           1.36           43
   2005                    10.47      2.96           9,062            1.12           1.53           1.41           18
   2004                    10.46     17.85           9,124            1.12           1.41           1.36           15
   2003                     9.06     (4.61)          8,053            1.12           1.39           1.37           40
   CLASS I
   2007                   $11.02      8.54%        $ 8,010            0.37%          3.12%          0.60%          32%
   2006                    10.96      7.95           7,250            0.37           2.54           0.61           43
   2005                    10.47      3.62           7,571            0.37           2.31           0.66           18
   2004                    10.49     18.72           6,045            0.37           2.15           0.61           15
   2003(1)                  9.09     (2.93)          3,583            0.37           2.10           0.62           40


--------------------------------------------------------------------------------
58                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

-----------------------------------------------------------------------------------------------------------------------
                                                Net Realized
                                                         and                             Distributions
                      Net Asset                   Unrealized                 Dividends            from           Total
                         Value,          Net           Gains                  from Net        Realized       Dividends
                      Beginning   Investment     (Losses) on   Total from   Investment         Capital             and
                      of Period       Income      Securities   Operations       Income           Gains   Distributions
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2007                  $11.96        $0.35*         $ 0.87       $ 1.22       $(0.42)         $(0.38)         $(0.80)
   2006                   10.92         0.27*           1.09         1.36        (0.27)          (0.05)          (0.32)
   2005                   11.12         0.25*           0.41         0.66        (0.30)          (0.56)          (0.86)
   2004                    8.94         0.22*           2.23         2.45        (0.21)          (0.06)          (0.27)
   2003                   10.39         0.20           (1.42)       (1.22)       (0.21)          (0.02)          (0.23)
   CLASS D
   2007                  $11.85        $0.23*         $ 0.85       $ 1.08       $(0.29)         $(0.38)         $(0.67)
   2006                   10.82         0.16*           1.07         1.23        (0.15)          (0.05)          (0.20)
   2005                   11.00         0.14*           0.40         0.54        (0.16)          (0.56)          (0.72)
   2004                    8.85         0.12*           2.20         2.32        (0.11)          (0.06)          (0.17)
   2003                   10.27         0.13           (1.43)       (1.30)       (0.10)          (0.02)          (0.12)
   CLASS I
   2007                  $11.93        $0.33*         $ 0.85       $ 1.18       $(0.39)         $(0.38)         $(0.77)
   2006                   10.89         0.24*           1.09         1.33        (0.24)          (0.05)          (0.29)
   2005                   11.08         0.23*           0.41         0.64        (0.27)          (0.56)          (0.83)
   2004                    8.92         0.20*           2.21         2.41        (0.19)          (0.06)          (0.25)
   2003(1)                 9.83         0.17           (0.90)       (0.73)       (0.16)          (0.02)          (0.18)
DIVERSIFIED MODERATE GROWTH FUND
   CLASS A
   2007                  $13.29        $0.34*         $ 0.94       $ 1.28       $(0.45)         $(0.48)         $(0.93)
   2006                   12.20         0.27*           1.11         1.38        (0.28)          (0.01)          (0.29)
   2005                   11.91         0.25*           0.35         0.60        (0.27)          (0.04)          (0.31)
   2004                    9.68         0.20*           2.28         2.48        (0.19)          (0.06)          (0.25)
   2003                   11.21         0.18           (1.50)       (1.32)       (0.18)          (0.03)          (0.21)
   CLASS D
   2007                  $13.24        $0.22*         $ 0.92       $ 1.14       $(0.32)         $(0.48)         $(0.80)
   2006                   12.16         0.15*           1.09         1.24        (0.15)          (0.01)          (0.16)
   2005                   11.84         0.12*           0.36         0.48        (0.12)          (0.04)          (0.16)
   2004                    9.63         0.10*           2.26         2.36        (0.09)          (0.06)          (0.15)
   2003                   11.14         0.09           (1.49)       (1.40)       (0.08)          (0.03)          (0.11)
   CLASS I
   2007                  $13.29        $0.32*         $ 0.92       $ 1.24       $(0.42)         $(0.48)         $(0.90)
   2006                   12.20         0.24*           1.11         1.35        (0.25)          (0.01)          (0.26)
   2005                   11.90         0.22*           0.35         0.57        (0.23)          (0.04)          (0.27)
   2004                    9.67         0.18*           2.28         2.46        (0.17)          (0.06)          (0.23)
   2003(1)                10.70         0.15           (1.02)       (0.87)       (0.13)          (0.03)          (0.16)

                                                                                                Ratio of
                                                                                                Expenses
                                                                                              to Average
                                                                             Ratio of Net     Net Assets
                                                              Ratio of Net     Investment     (Excluding
                       Net Asset                Net Assets        Expenses         Income        Waivers    Portfolio
                      Value, End     Total   End of Period      to Average     to Average      and Reim-     Turnover
                       of Period   Return+   ($ Thousands)    Net Assets**     Net Assets   bursement)**         Rate
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2007                   $12.38     10.44%       $168,886            0.12%          2.86%          0.34%          28%
   2006                    11.96     12.64         178,977            0.12           2.40           0.36           58
   2005                    10.92      5.99         158,229            0.12           2.24           0.41           24
   2004                    11.12     27.72         176,704            0.12           2.12           0.36           36
   2003                     8.94    (11.83)        125,946            0.12           2.17           0.37          123
   CLASS D
   2007                   $12.26      9.32%       $  4,739            1.12%          1.89%          1.34%          28%
   2006                    11.85     11.51           7,674            1.12           1.38           1.36           58
   2005                    10.82      4.96           8,347            1.12           1.29           1.41           24
   2004                    11.00     26.46           8,829            1.12           1.18           1.36           36
   2003                     8.85    (12.69)          4,969            1.12           1.16           1.37          123
   CLASS I
   2007                   $12.34     10.13%       $ 31,814            0.37%          2.70%          0.59%          28%
   2006                    11.93     12.41          18,748            0.37           2.15           0.61           58
   2005                    10.89      5.80          13,973            0.37           2.10           0.67           24
   2004                    11.08     27.28           8,408            0.37           1.96           0.62           36
   2003(1)                  8.92     (7.51)          2,222            0.37           1.74           0.62          123
DIVERSIFIED MODERATE GROWTH FUND
   CLASS A
   2007                   $13.64      9.85%       $194,744            0.12%          2.55%          0.35%          15%
   2006                    13.29     11.41         338,254            0.12           2.15           0.36           52
   2005                    12.20      5.09         337,643            0.12           2.08           0.40           18
   2004                    11.91     25.88         200,772            0.12           1.85           0.36           17
   2003                     9.68    (11.86)        157,985            0.12           1.79           0.38           30
   CLASS D
   2007                   $13.58      8.70%       $ 17,844            1.12%          1.67%          1.35%          15%
   2006                    13.24     10.27          19,586            1.12           1.15           1.36           52
   2005                    12.16      4.08          18,569            1.12           1.03           1.40           18
   2004                    11.84     24.57          20,780            1.12           0.87           1.36           17
   2003                     9.63    (12.69)         21,649            1.12           0.78           1.38           30
   CLASS I
   2007                   $13.63      9.49%       $ 23,382            0.37%          2.42%          0.60%          15%
   2006                    13.29     11.14          23,262            0.37           1.91           0.61           52
   2005                    12.20      4.87          19,137            0.37           1.81           0.65           18
   2004                    11.90     25.61          10,887            0.37           1.59           0.62           17
   2003(1)                  9.67     (8.22)          4,858            0.37           1.42           0.63           30

(1) Commenced operations June 28, 2002. All ratios have been annualized. Total return has not been annualized.

 + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 *    Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   59

Financial Highlights

For the periods ended March 31,
For a Share Outstanding Throughout each Period

-----------------------------------------------------------------------------------------------------------------------------------
                                                           Net Realized
                                                                    and                              Distributions
                                  Net Asset          Net     Unrealized                 Dividends             from           Total
                                     Value,   Investment          Gains                  from Net         Realized       Dividends
                                  Beginning       Income    (Losses) on   Total from   Investment          Capital             and
                                  of Period       (Loss)     Securities   Operations       Income            Gains   Distributions
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
   CLASS A
   2007                              $13.61       $ 0.29*        $ 1.22       $ 1.51       $(0.39)          $(0.28)         $(0.67)
   2006                               12.01         0.21*          1.67         1.88        (0.21)           (0.07)          (0.28)
   2005                               11.63         0.20*          0.60         0.80        (0.22)           (0.20)          (0.42)
   2004                                8.79         0.15*          2.87         3.02        (0.14)           (0.04)          (0.18)
   2003                               11.05         0.12          (2.24)       (2.12)       (0.13)           (0.01)          (0.14)
   CLASS D
   2007                              $13.52       $ 0.16*        $ 1.21       $ 1.37       $(0.25)          $(0.28)         $(0.53)
   2006                               11.93         0.08*          1.66         1.74        (0.08)           (0.07)          (0.15)
   2005                               11.54         0.07*          0.60         0.67        (0.08)           (0.20)          (0.28)
   2004                                8.73         0.05*          2.84         2.89        (0.04)           (0.04)          (0.08)
   2003                               10.97         0.03          (2.23)       (2.20)       (0.03)           (0.01)          (0.04)
   CLASS I
   2007                              $13.61       $ 0.27*        $ 1.20       $ 1.47       $(0.36)          $(0.28)         $(0.64)
   2006                               12.00         0.18*          1.68         1.86        (0.18)           (0.07)          (0.25)
   2005                               11.62         0.17*          0.60         0.77        (0.19)           (0.20)          (0.39)
   2004                                8.79         0.13*          2.86         2.99        (0.12)           (0.04)          (0.16)
   2003(1)                             9.38         0.07          (0.58)       (0.51)       (0.07)           (0.01)          (0.08)
DIVERSIFIED GLOBAL STOCK FUND
   CLASS A
   2007                              $13.11       $ 0.18*        $ 1.41       $ 1.59       $(0.30)          $   --          $(0.30)
   2006                               11.16         0.11*          1.97         2.08        (0.11)           (0.02)          (0.13)
   2005                               10.52         0.11*          0.69         0.80        (0.12)           (0.04)          (0.16)
   2004                                7.50         0.07*          3.02         3.09        (0.06)           (0.01)          (0.07)
   2003                               10.20         0.04          (2.70)       (2.66)       (0.04)++            --           (0.04)
   CLASS D
   2007                              $12.36       $ 0.05*        $ 1.31       $ 1.36       $(0.20)          $   --          $(0.20)
   2006                               10.57        (0.01)*         1.86         1.85        (0.04)           (0.02)          (0.06)
   2005                               10.01           --*          0.66         0.66        (0.06)           (0.04)          (0.10)
   2004                                7.17        (0.02)*         2.88         2.86        (0.01)           (0.01)          (0.02)
   2003                                9.80           --          (2.63)       (2.63)          --               --              --
   CLASS I
   2007                              $13.08       $ 0.18*        $ 1.36       $ 1.54       $(0.26)          $   --          $(0.26)
   2006                               11.14         0.10*          1.94         2.04        (0.08)           (0.02)          (0.10)
   2005                               10.50         0.10*          0.67         0.77        (0.09)           (0.04)          (0.13)
   2004                                7.50         0.06*          2.99         3.05        (0.04)           (0.01)          (0.05)
   2003(1)                             8.30           --          (0.78)       (0.78)       (0.02)              --           (0.02)
DIVERSIFIED U.S. STOCK FUND
   CLASS A
   2007                              $15.52       $ 0.15*        $ 1.36       $ 1.51       $(0.27)          $   --              --
   2006                               13.46         0.08*          2.08         2.16        (0.07)           (0.03)             --
   2005                               12.91         0.10*          0.62         0.72        (0.11)           (0.06)             --
   2004                                9.48         0.09*          3.42         3.51        (0.07)           (0.01)             --
   2003                               12.84         0.06          (3.36)       (3.30)       (0.05)              --           (0.01)
   CLASS D
   2007                              $14.60       $(0.01)*       $ 1.29       $ 1.28       $(0.13)          $   --              --
   2006                               12.73        (0.06)*         1.96         1.90           --            (0.03)             --
   2005                               12.25        (0.03)*         0.59         0.56        (0.02)           (0.06)             --
   2004                                9.04        (0.01)*         3.23         3.22           --            (0.01)             --
   2003                               12.30        (0.07)         (3.19)       (3.26)          --               --              --

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Ratio of
                                                                                                              Expenses
                                                                                          Ratio of Net      to Average
                                                                                            Investment      Net Assets
                                                                              Ratio of Net      Income      (Excluding
                                 Return    Net Asset              Net Assets      Expenses      (Loss)         Waivers  Portfolio
                                     of   Value, End    Total  End of Period    to Average  to Average       and Reim-   Turnover
                                Capital    of Period  Return+  ($ Thousands)  Net Assets**  Net Assets    bursement)**       Rate
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
   CLASS A
   2007                          $   --       $14.45    11.29%      $213,992          0.12%       2.07%           0.34%        23%
   2006                              --        13.61    15.81        236,477          0.12        1.64            0.36         69
   2005                              --        12.01     6.89        206,579          0.12        1.69            0.40         16
   2004                              --        11.63    34.53        171,034          0.12        1.45            0.36         32
   2003                              --         8.79   (19.30)       122,522          0.12        1.31            0.38         68
   CLASS D
   2007                          $   --       $14.36    10.25%      $ 11,161          1.12%       1.13%           1.34%        23%
   2006                              --        13.52    14.69         14,026          1.12        0.62            1.36         69
   2005                              --        11.93     5.76         13,309          1.12        0.63            1.40         16
   2004                              --        11.54    33.18         17,583          1.12        0.46            1.36         32
   2003                              --         8.73   (20.10)        16,932          1.12        0.30            1.38         68
   CLASS I
   2007                          $   --       $14.44    10.95%      $ 45,378          0.37%       1.96%           0.59%        23%
   2006                              --        13.61    15.63         32,240          0.37        1.44            0.61         69
   2005                              --        12.00     6.59         22,177          0.37        1.47            0.66         16
   2004                              --        11.62    34.13         14,686          0.37        1.25            0.62         32
   2003(1)                           --         8.79    (5.52)         3,859          0.37        1.04            0.63         68
DIVERSIFIED GLOBAL STOCK FUND
   CLASS A
   2007                          $   --       $14.40    12.18%      $120,818          0.12%       1.36%           0.34%        23%
   2006                              --        13.11    18.75        142,449          0.12        0.95            0.36         86
   2005                              --        11.16     7.62        123,048          0.12        1.07            0.41         19
   2004                              --        10.52    41.32        123,657          0.12        0.78            0.36         58
   2003                              --++       7.50   (26.11)        87,359          0.12        0.48            0.38        149
   CLASS D
   2007                          $   --       $13.52    11.03%      $  5,908          1.12%       0.43%           1.34%        23%
   2006                              --        12.36    17.53          6,046          1.12       (0.10)           1.36         86
   2005                              --        10.57     6.57          6,920          1.12        0.05            1.41         19
   2004                              --        10.01    39.94          7,969          1.12       (0.21)           1.36         58
   2003                              --         7.17   (26.84)         5,767          1.12       (0.53)           1.38        149
   CLASS I
   2007                          $   --       $14.36    11.88%      $ 17,836          0.37%       1.37%           0.59%        23%
   2006                              --        13.08    18.40          9,110          0.37        0.82            0.61         86
   2005                              --        11.14     7.35          8,445          0.37        0.96            0.66         19
   2004                              --        10.50    40.77          3,177          0.37        0.58            0.61         58
   2003(1)                           --         7.50    (9.41)           978          0.37        0.01            0.63        149
DIVERSIFIED U.S. STOCK FUND
   CLASS A
   2007                          $(0.27)      $16.76     9.80%      $ 74,105          0.12%       0.92%           0.34%        15%
   2006                           (0.10)       15.52    16.10         89,770          0.12        0.57            0.37        101
   2005                           (0.17)       13.46     5.62         89,902          0.12        0.79            0.41         11
   2004                           (0.08)       12.91    37.24        100,571          0.12        0.79            0.36         27
   2003                           (0.06)        9.48   (25.78)        77,148          0.12        0.57            0.38         14
   CLASS D
   2007                          $(0.13)      $15.75     8.78%      $ 11,205          1.12%      (0.10)%          1.34%        15%
   2006                           (0.03)       14.60    14.91         13,190          1.12       (0.43)           1.37        101
   2005                           (0.08)       12.73     4.57         12,676          1.12       (0.21)           1.41         11
   2004                           (0.01)       12.25    35.68         15,562          1.12       (0.11)           1.36         27
   2003                              --         9.04   (26.50)        20,137          1.12       (0.43)           1.38         14


--------------------------------------------------------------------------------
60                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                              Net Realized
                                                                       and                             Distributions
                                     Net Asset          Net     Unrealized                 Dividends            from
                                        Value,   Investment          Gains                  from Net        Realized    Return
                                     Beginning       Income    (Losses) on   Total from   Investment         Capital        of
                                     of Period       (Loss)     Securities   Operations       Income           Gains   Capital
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND - CONTINUED
   CLASS I
   2007                                 $15.48        $0.11*        $ 1.36       $ 1.47       $(0.23)         $   --   $    --
   2006                                  13.44         0.05*          2.07         2.12        (0.05)          (0.03)       --
   2005                                  12.89         0.08*          0.61         0.69        (0.08)          (0.06)       --
   2004                                   9.48         0.06*          3.41         3.47        (0.05)          (0.01)       --
   2003(2)                               10.03         0.02          (0.55)       (0.53)       (0.02)             --        --
DEFENSIVE STRATEGY FUND
   CLASS A
   2007                                 $10.58        $0.48*        $ 0.36       $ 0.84       $(0.50)         $(0.02)  $    --
   2006                                  10.34         0.39*          0.20         0.59        (0.33)          (0.02)       --
   2005                                  10.29         0.29*          0.06         0.35        (0.25)          (0.05)       --
   2004(3)                               10.00         0.14*          0.15         0.29           --             --         --
   CLASS I
   2007                                 $10.70        $0.43*        $ 0.35       $ 0.78       $(0.50)         $(0.02)  $    --
   2006                                  10.46         0.37*^         0.22         0.59        (0.33)          (0.02)       --
   2005                                  10.30         0.38*          0.08         0.46        (0.25)          (0.05)       --
   2004(3)                               10.00         0.16*          0.14         0.30           --              --        --
DEFENSIVE STRATEGY ALLOCATION FUND
   CLASS A
   2007                                 $12.68        $0.51*        $ 1.19       $ 1.70       $(0.63)         $(0.20)  $    --
   2006(7)                               11.48         0.40*          1.31         1.71        (0.36)          (0.15)       --
   2005(6)                               40.84         0.88*          0.16         1.04        (0.80)          (0.16)   (29.44) (4)
   2004(3)(6)                            40.00         0.80*          0.04         0.84           --              --        --
CONSERVATIVE STRATEGY FUND
   CLASS A
   2007                                 $11.13        $0.45*        $ 0.63       $ 1.08       $(0.51)         $(0.02)  $    --
   2006                                  10.61         0.38*          0.53         0.91        (0.34)          (0.05)       --
   2005                                  10.43         0.31*          0.22         0.53        (0.28)          (0.07)       --
   2004(3)                               10.00         0.13*          0.30         0.43           --              --        --
   CLASS I
   2007                                 $11.29        $0.53*        $ 0.52       $ 1.05       $(0.49)         $(0.02)  $    --
   2006                                  10.75         0.39*^         0.54         0.93        (0.34)          (0.05)       --
   2005                                  10.46         0.37*          0.27         0.64        (0.28)          (0.07)       --
   2004(3)                               10.00         0.16*          0.30         0.46           --              --        --

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Ratio of
                                                                                                    Ratio       Expenses
                                                                                                    of Net    to Average
                                                                                                Investment    Net Assets
                                    Total                                         Ratio of Net      Income    (Excluding
                                Dividends   Net Asset                 Net Assets      Expenses      (Loss)       Waivers  Portfolio
                                      and  Value, End    Total     End of Period    to Average  to Average     and Reim-   Turnover
                            Distributions   of Period  Return+     ($ Thousands)  Net Assets**  Net Assets  bursement)**       Rate
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND - CONTINUED
   CLASS I
   2007                            $(0.23)     $16.72     9.56%         $  5,775         0.37%        0.69%         0.59%        15%
   2006                             (0.08)      15.48    15.78             5,936         0.37         0.35          0.62        101
   2005                             (0.14)      13.44     5.35             4,323         0.37         0.58          0.66         11
   2004                             (0.06)      12.89    36.76             2,251         0.37         0.51          0.61         27
   2003(2)                          (0.02)       9.48    (5.25)              698         0.37         0.05          0.63         14
DEFENSIVE STRATEGY FUND
   CLASS A
   2007                            $(0.52)     $10.90     8.08%         $109,333         0.10%        4.48%         0.34%        94%
   2006                             (0.35)      10.58     5.81            99.511         0.10         3.69          0.35         46
   2005                             (0.30)      10.34     3.44            26,587         0.10         2.78          0.49         52
   2004(3)                             --       10.29     2.90             2,500         0.10         3.78          4.04          1
   CLASS I
   2007                            $(0.52)     $10.96     7.42%         $     --          0.10%+++    3.96%         0.34%        94%
   2006                             (0.35)      10.70     5.74                --          0.10+++     3.69          0.35         46
   2005                             (0.30)      10.46     4.51(5)             --          0.10+++     2.78          0.49         52
   2004(3)                             --       10.30      3.0(5)             --          0.10+++     3.78          4.04          1
DEFENSIVE STRATEGY ALLOCATION FUND
   CLASS A
   2007                           $ (0.83)     $13.55    13.85%         $ 20,856         0.10%        3.90%         0.33%        34%
   2006(7)                          (0.51)      12.68    15.10            20,027         0.10         3.74          0.36         49
   2005(6)                         (30.40)      11.48     3.09             4,608         0.10         2.14          0.59        212
   2004(3)(6)                          --       40.84     2.10             1,249         0.10         5.38          8.27          5
CONSERVATIVE STRATEGY FUND
   CLASS A
   2007                           $ (0.53)     $11.68     9.88%         $146,872         0.10%        3.98%         0.35%       103%
   2006                             (0.39)      11.13     8.72           110,248         0.10         3.48          0.35         15
   2005                             (0.35)      10.61     5.12            47,268         0.10         2.97          0.46         49
   2004(3)                             --       10.43     4.30             3,092         0.10         3.44          2.69          4
   CLASS I
   2007                           $ (0.51)     $11.83     9.49%         $    518         0.35%        4.47%         0.59%       103%
   2006                             (0.39)      11.29     8.79(5)             --         0.10         3.48          0.35         15
   2005                             (0.35)      10.75     6.17(5)             --         0.10         2.97          0.46         49
   2004(3)                             --       10.46     4.60(5)             --         0.10         3.44          2.69          4

(1) Commenced operations July 31, 2002. All ratios have been annualized. Total return has not been annualized.

(2) Commenced operations September 4, 2002. All ratios have been annualized. Total return has not been annualized.

(3) Commenced operations November 14, 2003. All ratios have been annualized. Total return has not been annualized.

(4)   For more information see footnote 7 in the notes to financial statements.

(5) Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

(6) Per share amounts have been adjusted for a 1 for 4 reverse stock split paid to shareholders of record on May 6, 2005. For more information see
      Note 8 in the Notes to the Financial Statements.

(7) Per share amounts have been adjusted for a 1 for 4 reverse stock split paid to shareholders of record on May 6, 2005. For more information see
      Note 8 in the Notes to the Financial Statements.

  + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 ++   Amount per share is less than $0.01.

+++ Excludes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.

  *   Per share calculations were performed using average shares.

 ** The expense ratios do not include expenses of the underlying affiliated investment companies.

  ^ The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   61

Financial Highlights

For the periods ended March 31,
For a Share Outstanding Throughout each Period

---------------------------------------------------------------------------------------------------------------------------------

                                                             Net Realized                             Distributions
                                   Net Asset                          and                 Dividends            from
                                      Value,          Net      Unrealized                  from Net        Realized    Return
                                   Beginning   Investment        Gains on   Total from   Investment         Capital        of
                                   of Period       Income      Securities   Operations       Income           Gains   Capital
---------------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE STRATEGY ALLOCATION FUND
   CLASS A
   2007                               $11.30        $0.40*          $1.18        $1.58       $(0.52)         $(0.16)  $    --
   2006(6)                             10.18         0.32*           1.30         1.62        (0.32)          (0.18)       --
   2005(4)                             20.90         0.52*           0.48         1.00        (0.50)          (0.14)   (11.08)(2)
   2004(1)(4)                          20.00         0.24*           0.66         0.90           --              --        --
MODERATE STRATEGY FUND
   CLASS A
   2007                               $11.82        $0.43*          $0.78        $1.21       $(0.47)         $(0.13)  $    --
   2006                                11.03         0.37*           0.82         1.19        (0.34)          (0.06)       --
   2005                                10.69         0.34*           0.33         0.67        (0.28)          (0.05)       --
   2004(1)                             10.00         0.14*           0.55         0.69           --              --        --
   CLASS I
   2007                               $12.05        $0.48*          $0.72        $1.20       $(0.45)         $(0.13)  $    --
   2006                                11.18         0.42*^          0.85         1.27        (0.34)          (0.06)       --
   2005                                10.73         0.42*           0.36         0.78        (0.28)          (0.05)       --
   2004(1)                             10.00         0.15*           0.58         0.73           --              --        --
MODERATE STRATEGY ALLOCATION FUND
   CLASS A
   2007                               $14.03        $0.35*          $1.53        $1.88       $(0.47)         $(0.03)  $    --
   2006(6)                             12.54         0.28*           1.58         1.86        (0.27)          (0.10)       --
   2005(4)                             21.16         0.52*           0.58         1.10        (0.46)          (0.14)    (9.12)(2)
   2004(1)(4)                          20.00         0.30*           0.86         1.16           --              --        --
AGGRESSIVE STRATEGY FUND
   CLASS A
   2007                               $13.18        $0.36*          $1.16        $1.52       $(0.41)         $(0.33)  $    --
   2006                                11.45         0.28*           1.75         2.03        (0.24)          (0.06)       --
   2005                                10.89         0.30*           0.56         0.86        (0.24)          (0.06)       --
   2004(1)                             10.00         0.09*           0.80         0.89           --              --        --
   CLASS I
   2007                               $12.99        $0.37*          $1.09        $1.46       $(0.39)         $(0.33)  $    --
   2006                                11.36         0.18*^          1.75         1.93        (0.24)          (0.06)       --
   2005                                10.87         0.17*           0.62         0.79        (0.24)          (0.06)       --
   2004(1)                             10.00         0.18*           0.69         0.87           --              --        --
TAX-MANAGED AGGRESSIVE STRATEGY FUND
   CLASS A
   2007                               $13.26        $0.26*          $1.15        $1.41       $(0.30)         $(0.08)  $    --
   2006                                11.54         0.21*           1.78         1.99        (0.19)          (0.08)       --
   2005                                10.89         0.24*           0.62         0.86        (0.19)          (0.02)       --
   2004(1)                             10.00         0.06*           0.83         0.89           --              --        --
CORE MARKET STRATEGY FUND
   CLASS A
   2007                               $11.37        $0.42*          $0.62        $1.04       $(0.45)         $(0.24)  $    --
   2006                                10.73         0.35*           0.67         1.02        (0.32)          (0.06)       --
   2005                                10.60         0.33*           0.16         0.49        (0.28)          (0.08)       --
   2004(1)                             10.00         0.11*           0.49         0.60           --              --        --
   CLASS I
   2007                               $11.63        $0.46*          $0.61        $1.07       $(0.45)         $(0.24)  $    --
   2006                                10.88         0.43*^          0.70         1.13        (0.32)          (0.06)       --
   2005                                10.62         0.43*           0.19         0.62        (0.28)          (0.08)       --
   2004(1)                             10.00         0.16*           0.46         0.62           --              --        --

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Ratio of
                                                                                                                  Expenses
                                                                                                                to Average
                                                                                                 Ratio of Net   Net Assets
                                          Total                                     Ratio of Net   Investment   (Excluding
                                      Dividends   Net Asset              Net Assets     Expenses       Income      Waivers Portfolio
                                            and  Value, End   Total   End of Period   to Average   to Average    and Reim-  Turnover
                                  Distributions   of Period Return+   ($ Thousands) Net Assets**   Net Assets bursement)**      Rate
------------------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE STRATEGY ALLOCATION FUND
   CLASS A
   2007                                 $ (0.68)     $12.20  14.27%        $ 47,553      0.10%        3.42%        0.34%        25%
   2006(6)                                (0.50)      11.30  16.29           37,197      0.10         3.22         0.37         28
   2005(4)                               (11.72)      10.18   5.18           25,443      0.10         2.48         0.45        167
   2004(1)(4)                                --       20.90   4.50            3,090      0.10         3.03         2.27         --
MODERATE STRATEGY FUND
   CLASS A
   2007                                 $ (0.60)     $12.43  10.49%        $529,251      0.10%        3.54%        0.34%        49%
   2006                                   (0.40)      11.82  10.89          342,663      0.10         3.22         0.35          6
   2005                                   (0.33)      11.03   6.32          163,817      0.10         3.06         0.41         27
   2004(1)                                   --       10.69   6.90            9,400      0.10         3.54         1.64          4
   CLASS I
   2007                                 $ (0.58)     $12.67  10.22%        $    691      0.35%        3.82%        0.59%        49%
   2006                                   (0.40)      12.05  11.46(6)            --      0.10         3.22         0.35          6
   2005                                   (0.33)      11.18   7.34(6)            --      0.10         3.06         0.41         27
   2004(1)                                   --       10.73   7.30(6)            --      0.10         3.54         1.64          4
MODERATE STRATEGY ALLOCATION FUND
   CLASS A
   2007                                 $ (0.50)     $15.41  13.56%        $128,135      0.10%        2.44%        0.34%        12%
   2006(6)                                (0.37)      14.03  14.98           91,539      0.10         2.26         0.36         12
   2005(4)                                (9.72)      12.54   5.61           40,281      0.10         2.39         0.43        137
   2004(1)(4)                                --       21.16   5.80            2,118      0.10         3.94         4.71          1
AGGRESSIVE STRATEGY FUND
   CLASS A
   2007                                 $ (0.74)     $13.96  11.74%        $404,880      0.10%        2.68%        0.34%        14%
   2006                                   (0.30)      13.18  17.90          192,654      0.10         2.27         0.35         60
   2005                                   (0.30)      11.45   7.87           73,500      0.10         2.66         0.43         13
   2004(1)                                   --       10.89   8.90            6,721      0.10         2.18         2.24          2
   CLASS I
   2007                                 $ (0.72)     $13.73  11.47%        $  3,777      0.35%        2.74%        0.59%        14%
   2006                                   (0.30)      12.99  17.16               --      0.10         2.27         0.35         60
   2005                                   (0.30)      11.36   7.24               --      0.10         2.66         0.43         13
   2004(1)                                   --       10.87   8.70               --      0.10         2.18         2.24          2
TAX-MANAGED AGGRESSIVE STRATEGY FUND
   CLASS A
   2007                                  $(0.38)     $14.29  10.76%        $101,161      0.10%        1.95%        0.34%        12%
   2006                                   (0.27)      13.26  17.35           66,660      0.10         1.69         0.35         12
   2005                                   (0.21)      11.54   7.90           34,131      0.10         2.11         0.50         18
   2004(1)                                   --       10.89   8.90            2,664      0.10         1.39         2.16         44
CORE MARKET STRATEGY FUND
   CLASS A
   2007                                  $(0.69)     $11.72   9.35%        $ 99,465      0.10%        3.62%        0.34%        37%
   2006                                   (0.38)      11.37   9.68           84,048      0.10         3.18         0.35         42
   2005                                   (0.36)      10.73   4.66           40,602      0.10         3.09         0.46         55
   2004(1)                                   --       10.60   6.00            5,867      0.10         2.87         2.54          6
   CLASS I
   2007                                  $(0.69)     $12.01   9.40%        $     --      0.10%++      3.94%        0.34%        37%
   2006                                   (0.38)      11.63  10.57(3)            --      0.10++       3.18         0.35         42
   2005                                   (0.36)      10.88   5.89(3)            --      0.10++       3.09         0.46         55
   2004(1)                                   --       10.62   6.20(3)            --      0.10++       2.87         2.54          6


------------------------------------------------------------------------------
62                 SEI Asset Allocation Trust / Annual Report / March 31, 2007

---------------------------------------------------------------------------------------------------------------------------------

                                                             Net Realized                             Distributions
                                   Net Asset                          and                 Dividends            from
                                      Value,          Net      Unrealized                  from Net        Realized    Return
                                   Beginning   Investment  Gains (Losses)    Total from  Investment         Capital        of
                                   of Period       Income   on Securities    Operations      Income           Gains   Capital
---------------------------------------------------------------------------------------------------------------------------------
CORE MARKET STRATEGY ALLOCATION FUND
   CLASS A
   2007                               $12.92        $0.25*         $ 1.12        $1.37       $(0.30)         $(0.38)  $    --
   2006(6)                             11.32         0.19*           1.74         1.93        (0.17)          (0.16)       --
   2005(4)                             21.08         0.56*           0.46         1.02        (0.42)          (0.10)   (10.26)(2)
   2004(1)(4)                          20.00         1.80*          (0.72)        1.08           --              --        --
MARKET GROWTH STRATEGY FUND
   CLASS A
   2007                               $12.18        $0.39*         $ 0.86        $1.25       $(0.43)         $(0.29)  $    --
   2006                                11.02         0.32*           1.17         1.49        (0.28)          (0.05)       --
   2005                                10.63         0.33*           0.36         0.69        (0.25)          (0.05)       --
   2004(1)                             10.00         0.08*           0.55         0.63           --              --        --
   CLASS I
   2007                               $12.04        $0.41*         $ 0.84        $1.25       $(0.41)         $(0.29)  $    --
   2006                                10.84         0.36*^          1.17         1.53        (0.28)          (0.05)       --
   2005                                10.58         0.15*           0.41         0.56        (0.25)          (0.05)       --
   2004(1)                             10.00         0.17*           0.41         0.58           --              --        --
MARKET GROWTH STRATEGY ALLOCATION FUND
   CLASS A
   2007                               $14.82        $0.29*         $ 1.28        $1.57       $(0.34)         $(0.10)  $    --
   2006(7)                             12.89         0.24*           1.94         2.18        (0.22)          (0.03)       --
   2005(5)                             15.99         0.36*           0.62         0.98        (0.35)          (0.16)    (3.57)(2)
   2004(1)(5)                          15.00         0.09*           0.90         0.99           --              --        --

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Ratio of
                                                                                                                  Expenses
                                                                                                                to Average
                                                                                                 Ratio of Net   Net Assets
                                          Total                                     Ratio of Net   Investment   (Excluding
                                      Dividends   Net Asset              Net Assets     Expenses       Income      Waivers Portfolio
                                            and  Value, End   Total   End of Period   to Average   to Average    and Reim-  Turnover
                                  Distributions   of Period Return+   ($ Thousands) Net Assets**   Net Assets bursement)**      Rate
------------------------------------------------------------------------------------------------------------------------------------
CORE MARKET STRATEGY ALLOCATION FUND
   CLASS A
   2007                                 $ (0.68)     $13.61   10.74%       $ 25,915      0.10%        1.92%        0.34%        21%
   2006(6)                                (0.33)      12.92   17.29          20,456      0.10         1.67         0.36         34
   2005(4)                               (10.78)      11.32    5.53          13,474      0.10         2.61         0.57        159
   2004(1)(4)                                --       21.08    5.40             382      0.10        23.19        64.00         --
MARKET GROWTH STRATEGY FUND
   CLASS A
   2007                                 $ (0.72)     $12.71   10.50%       $726,306      0.10%        3.15%        0.34%        14%
   2006                                   (0.33)      12.18   13.72         466,959      0.10         2.74         0.35         44
   2005                                   (0.30)      11.02    6.50         208,538      0.10         2.98         0.40          8
   2004(1)                                   --       10.63    6.30          11,707      0.10         2.02         1.55         13
   CLASS I
   2007                                 $ (0.70)     $12.59   10.66%       $  4,650      0.35%        3.23%        0.59%        14%
   2006                                   (0.33)      12.04   14.32(6)           --      0.10         2.74         0.35         44
   2005                                   (0.30)      10.84    5.29              --      0.10         2.98         0.40          8
   2004(1)                                   --       10.58    5.80              --      0.10         2.02         1.55         13
MARKET GROWTH STRATEGY ALLOCATION FUND
   CLASS A
   2007                                  $(0.44)     $15.95   10.69%       $185,677      0.10%        1.91%        0.34%        10%
   2006(7)                                (0.25)      14.82   17.02         127,791      0.10         1.77         0.36          8
   2005(5)                                (4.08)      12.89    6.42          55,765      0.10         2.25         0.43         71
   2004(1)(5)                                --       15.99    6.60          11,608      0.10         1.48         0.87          1

(1) Commenced operations November 14, 2003. All ratios have been annualized. Total return has not been annualized.

(2)   For more information see footnote 7 in the notes to financial statements.

(3) Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

(4) Per share amounts have been restated for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.

(5) Per share amounts have been restated for a 2 for 3 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.

(6) Per share amounts have been adjusted for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see
      Note 8 in the Notes to the Financial Statements.

(7) Per share amounts have been adjusted for a 2 for 3 reverse stock split paid to shareholders of record on May 6, 2005. For more information see
      Note 8 in the Notes to the Financial Statements.

 + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

++ Excludes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.

 *    Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

^ The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   63

Notes to Financial Statements

March 31, 2007

1. ORGANIZATION

SEI Asset Allocation Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as an open-end investment company with nineteen diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, Diversified U.S. Stock Fund, Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund, (each a "Fund," collectively the "Funds"). Each Fund is a "fund of funds" and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately-managed series of the following investment companies: SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund offer Class A Shares, Class D Shares, and Class I Shares. Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A and Class I Shares (formerly Class D Shares). Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- SEI Investments Global Funds Services (formerly SEI Investments Fund Management) (the "Administrator") provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of each Fund. The Administrator has voluntarily agreed to waive all or a portion of its fees and to reimburse the Funds so that the total annual expenses of each Fund will not exceed the expense limitations adopted by the Administrator. These waivers and reimbursements may be terminated by the


--------------------------------------------------------------------------------
64                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

Administrator at any time at its sole discretion. The following are the voluntary expense limitations:

--------------------------------------------------------------------------------
                                                    Class A   Class D   Class I
--------------------------------------------------------------------------------
Diversified Conservative
   Income Fund                                       0.12%     1.12%     0.37%
Diversified Conservative Fund                        0.12%     1.12%     0.37%
Diversified Global Moderate
   Growth Fund                                       0.12%     1.12%     0.37%
Diversified Moderate Growth Fund                     0.12%     1.12%     0.37%
Diversified Global Growth Fund                       0.12%     1.12%     0.37%
Diversified Global Stock Fund                        0.12%     1.12%     0.37%
Diversified U.S. Stock Fund                          0.12%     1.12%     0.37%
Defensive Strategy Fund                              0.10%       --      0.35%*
Defensive Strategy
   Allocation Fund                                   0.10%       --        --
Conservative Strategy Fund                           0.10%       --      0.35%
Conservative Strategy
   Allocation Fund                                   0.10%       --        --
Moderate Strategy Fund                               0.10%       --      0.35%
Moderate Strategy
   Allocation Fund                                   0.10%       --        --
Aggressive Strategy Fund                             0.10%       --      0.35%
Tax-Managed Aggressive
   Strategy Fund                                     0.10%       --        --
Core Market Strategy Fund                            0.10%       --      0.35%*
Core Market Strategy
   Allocation Fund                                   0.10%       --        --
Market Growth Strategy Fund                          0.10%       --      0.35%
Market Growth Strategy
   Allocation Fund                                   0.10%       --        --

*Includes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.

DISTRIBUTION, ADMINISTRATIVE SERVICING AND SHAREHOLDER SERVICING AGREEMENTS -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

-------------------------------------------------------------------------------------
                                          Shareholder   Administrative
                                           Servicing       Servicing     Distribution
                                             Fees            Fees            Fees*
-------------------------------------------------------------------------------------
Diversified Conservative Income Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --
Diversified Conservative Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --
Diversified Global Moderate Growth Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --

-------------------------------------------------------------------------------------
                                          Shareholder   Administrative
                                           Servicing       Servicing     Distribution
                                             Fees            Fees            Fees*
-------------------------------------------------------------------------------------
Diversified Moderate Growth Fund
   Class D                                   0.25%             --           0.75%
   Class I                                     --            0.25%            --
Diversified Global Growth Fund
   Class D                                   0.25%             --           0.75%
   Class I                                     --            0.25%            --
Diversified Global Stock Fund
   Class D                                   0.25%             --           0.75%
   Class I                                     --            0.25%            --
Diversified U.S. Stock Fund
   Class D                                   0.25%             --           0.75%
   Class I                                     --            0.25%            --
Defensive Strategy Fund
   Class I                                     --            0.25%**          --
Conservative Strategy Fund
   Class I                                     --            0.25%            --
Moderate Strategy Fund
   Class I                                     --            0.25%            --
Aggressive Strategy Fund
   Class I                                     --            0.25%            --
Core Market Strategy Fund
   Class I                                     --            0.25%**          --
Market Growth Strategy Fund
   Class I                                     --            0.25%            --

 *These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

**This fee is not currently being charged to the Class due to the immaterial amount.

The Distributor may voluntarily waive all or a portion of the shareholder servicing fees for Class D of each fund. Such waivers are voluntary and may be discontinued at any time. There were no waivers by the Distributor during the year ended March 31, 2007.

Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund's average daily net assets.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

SIMC is the sole shareholder of Class I Shares of Defensive Strategy Fund and Core Market Strategy Fund.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   65

March 31, 2007

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the funds were as follows (Thousands):

For the years ended March 31,

----------------------------------------------------------------------------------------------------------------------
                                       DIVERSIFIED         DIVERSIFIED      DIVERSIFIED GLOBAL       DIVERSIFIED
                                   CONSERVATIVE INCOME     CONSERVATIVE      MODERATE GROWTH       MODERATE GROWTH
                                          FUND                 FUND                FUND                  FUND
----------------------------------------------------------------------------------------------------------------------
                                      2007       2006     2007      2006       2007      2006       2007        2006
----------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
       Shares Issued                    962        852    3,074     1,886      4,017     3,850      4,156       3,431
       Shares Issued in Lieu
         of Cash Distributions          270        183      583       291        874       410      1,063         587
       Shares Redeemed               (2,051)    (1,288)  (4,978)   (2,358)    (6,208)   (3,795)   (16,385)     (6,247)
----------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions          (819)      (253)  (1,321)     (181)    (1,317)      465    (11,166)     (2,229)
----------------------------------------------------------------------------------------------------------------------
   CLASS D:
       Shares Issued                     63         73      124       120         80       120        166         218
       Shares Issued in Lieu
         of Cash Distributions           34         19       46        19         31        14         73          17
       Shares Redeemed                 (207)      (444)    (390)     (189)      (372)     (258)      (404)       (283)
----------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions          (110)      (352)    (220)      (50)      (261)     (124)      (165)        (48)
----------------------------------------------------------------------------------------------------------------------
   CLASS I:
       Shares Issued                    190        164      508       190      1,523       949        693         434
       Shares Issued in Lieu
         of Cash Distributions           25         13       56        21        144        39        104          34
       Shares Redeemed                 (167)      (138)    (499)     (272)      (661)     (699)      (833)       (286)
----------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions            48         39       65       (61)     1,006       289        (36)        182
----------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
       Capital Shares                  (881)      (566)  (1,476)     (292)      (572)      630    (11,367)     (2,095)
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
66                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

Capital Share Transactions for the funds were as follows (Thousands):

For the years ended March 31,

-----------------------------------------------------------------------------------------------------------------------
                                                       DIVERSIFIED            DIVERSIFIED             DIVERSIFIED
                                                      GLOBAL GROWTH          GLOBAL STOCK              U.S. STOCK
                                                           FUND                  FUND                     FUND
-----------------------------------------------------------------------------------------------------------------------
                                                      2007       2006     2007         2006       2007           2006
-----------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued                                    4,232     4,692    2,741        2,813      1,091          1,002
      Shares Issued in Lieu of Cash Distributions        692       373      182          115         79             41
      Shares Redeemed                                 (7,490)   (4,901)  (5,393)      (3,090)    (2,534)        (1,937)
-----------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                         (2,566)      164   (2,470)        (162)    (1,364)          (894)
-----------------------------------------------------------------------------------------------------------------------
   CLASS D:
      Shares Issued                                      201       176      100          101        153            141
      Shares Issued in Lieu of Cash Distributions         35        12        7            2          6              2
      Shares Redeemed                                   (496)     (267)    (159)        (269)      (350)          (236)
-----------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions                           (260)      (79)     (52)        (166)      (191)           (93)
-----------------------------------------------------------------------------------------------------------------------
   CLASS I:
      Shares Issued                                    1,451     1,029      753          465        100            215
      Shares Issued in Lieu of Cash Distributions        126        42       20            7          5              2
      Shares Redeemed                                   (804)     (550)    (227)        (534)      (143)          (156)
-----------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                            773       521      546          (62)       (38)            61
-----------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Capital Shares              (2,053)      606   (1,976)        (390)    (1,593)          (926)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                              DEFENSIVE
                                                    DEFENSIVE STRATEGY   STRATEGY ALLOCATION     CONSERVATIVE STRATEGY
                                                           FUND                  FUND                     FUND
-----------------------------------------------------------------------------------------------------------------------
                                                      2007       2006     2007         2006       2007           2006
-----------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued                                    3,619    10,234      628        1,720(1)   9,075          7,075
      Shares Issued in Lieu of Cash Distributions        470       242       95           50(1)     507            252
      Shares Redeemed                                 (3,465)   (3,640)    (764)        (592)(1) (6,916)        (1,876)
-----------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                            624     6,836      (41)       1,178      2,666          5,451
-----------------------------------------------------------------------------------------------------------------------
   CLASS I:
      Shares Issued                                       --        --       --           --         47             --
      Shares Issued in Lieu of Cash Distributions         --        --       --           --          1             --
      Shares Redeemed                                     --        --       --           --         (4)            --
-----------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                             --        --       --           --         44             --
-----------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Capital Shares                 624     6,836      (41)       1,178      2,710          5,451
-----------------------------------------------------------------------------------------------------------------------

(1) Adjusted to reflect the effect of the 1 for 4 reverse share split on May 6, 2005. See Note 8 in the Notes to Financial Statements.

Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   67

March 31, 2007

4. CAPITAL SHARE TRANSACTIONS (Concluded)

Capital Share Transactions for the funds were as follows (Thousands):

For the years ended March 31,

--------------------------------------------------------------------------------------------------------------------------
                                                       CONSERVATIVE                                      MODERATE
                                                    STRATEGY ALLOCATION       MODERATE STRATEGY    STRATEGY ALLOCATION
                                                           FUND                      FUND                  FUND
--------------------------------------------------------------------------------------------------------------------------
                                                     2007         2006        2007         2006     2007         2006
--------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued                                  1,633        1,895(1)    24,941      19,633    3,484        4,394(1)
      Shares Issued in Lieu of Cash Distributions      201          127(1)     1,823         752      249          144(1)
      Shares Redeemed                               (1,226)      (1,229)(1)  (13,167)     (6,247)  (1,940)      (1,224)(1)
--------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                          608          793       13,597      14,138    1,793        3,314
--------------------------------------------------------------------------------------------------------------------------
   CLASS I:
      Shares Issued                                     --           --           58          --       --           --
      Shares Issued in Lieu of Cash Distributions       --           --            1          --       --           --
      Shares Redeemed                                   --           --           (4)         --       --           --
--------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                           --           --           55          --       --           --
--------------------------------------------------------------------------------------------------------------------------
   Increase in Capital Shares                          608          793       13,652      14,138    1,793        3,314
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                 TAX-MANAGED
                                                    AGGRESSIVE STRATEGY      AGGRESSIVE STRATEGY   CORE MARKET STRATEGY
                                                            FUND                     FUND                  FUND
--------------------------------------------------------------------------------------------------------------------------
                                                     2007         2006         2007        2006     2007         2006
--------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued                                 19,631        9,546        3,181       2,670    4,796        4,973
      Shares Issued in Lieu of Cash Distributions    1,296          276          175          88      510          207
      Shares Redeemed                               (6,553)      (1,621)      (1,303)       (690)  (4,209)      (1,576)
--------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                       14,374        8,201        2,053       2,068    1,097        3,604
--------------------------------------------------------------------------------------------------------------------------
   CLASS I:
      Shares Issued                                    286           --           --          --       --           --
      Shares Issued in Lieu of Cash Distributions        5           --           --          --       --           --
      Shares Redeemed                                  (16)          --           --          --       --           --
--------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                          275           --           --          --       --           --
--------------------------------------------------------------------------------------------------------------------------
   Increase in Capital Shares                       14,649        8,201        2,053       2,068    1,097        3,604
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                        CORE MARKET                                   MARKET GROWTH
                                                    STRATEGY ALLOCATION         MARKET GROWTH      STRATEGY ALLOCATION
                                                            FUND                STRATEGY FUND             FUND
--------------------------------------------------------------------------------------------------------------------------
                                                     2007         2006        2007         2006     2007         2006
--------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued                                    769          925(1)    31,965      23,766     5,091       5,619(2)
      Shares Issued in Lieu of Cash Distributions       89           42(1)     2,986         860       293         126(2)
      Shares Redeemed                                 (537)        (575)(1)  (16,160)     (5,213)   (2,367)     (1,448)(2)
--------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                          321          392       18,791      19,413     3,017       4,297
--------------------------------------------------------------------------------------------------------------------------
   CLASS I:
      Shares Issued                                     --           --          377          --        --          --
      Shares Issued in Lieu of Cash Distributions       --           --            7          --        --          --
      Shares Redeemed                                   --           --          (15)         --        --          --
--------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                           --          392          369          --        --          --
--------------------------------------------------------------------------------------------------------------------------
   Increase in Capital Shares                          321          392       19,160      19,413     3,017       4,297
--------------------------------------------------------------------------------------------------------------------------

(1) Adjusted to reflect the effect of the 1 for 2 reverse share split on May 6, 2005. See Note 8 in the Notes to Financial Statements.

(2) Adjusted to reflect the effect of the 2 for 3 reverse share split on May 6, 2005. See Note 8 in the Notes to Financial Statements.

Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------
68                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the year ended March 31, 2007, were as follows ($ Thousands):

--------------------------------------------------------------------------------
                                                                          Total
--------------------------------------------------------------------------------
Diversified Conservative Income Fund
PURCHASES                                                              $  8,464
SALES                                                                    17,626
Diversified Conservative Fund
PURCHASES                                                                32,817
SALES                                                                    53,580
Diversified Global Moderate Growth Fund
PURCHASES                                                                56,708
SALES                                                                    67,244
Diversified Moderate Growth Fund
PURCHASES                                                                45,812
SALES                                                                   204,650
Diversified Global Growth Fund
PURCHASES                                                                61,675
SALES                                                                    92,932
Diversified Global Stock Fund
PURCHASES                                                                34,262
SALES                                                                    57,750
Diversified U.S. Stock Fund
PURCHASES                                                                15,184
SALES                                                                    38,154
Defensive Strategy Fund
PURCHASES                                                               105,296
SALES                                                                    98,232
Defensive Strategy Allocation Fund
PURCHASES                                                                 7,001
SALES                                                                     7,579
Conservative Strategy Fund
PURCHASES                                                               163,781
SALES                                                                   133,119
Conservative Strategy Allocation Fund
PURCHASES                                                                17,635
SALES                                                                    10,659
Moderate Strategy Fund
PURCHASES                                                               375,868
SALES                                                                   211,061
Moderate Strategy Allocation Fund
PURCHASES                                                                39,891
SALES                                                                    13,317
Aggressive Strategy Fund
PURCHASES                                                               233,586
SALES                                                                    39,671
Tax-Managed Aggressive Strategy Fund
PURCHASES                                                                37,951
SALES                                                                     9,836
Core Market Strategy Fund
PURCHASES                                                                46,620
SALES                                                                    35,703
Core Market Strategy Allocation Fund
PURCHASES                                                                 9,372
SALES                                                                     5,048
Market Growth Strategy Fund
PURCHASES                                                               314,522
SALES                                                                    83,283
Market Growth Strategy Allocation Fund
PURCHASES                                                                62,859
SALES                                                                    15,231

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute substantially all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets - The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to the re-classification of short-term capital gains received from affiliated funds and the classification of return of capital have been reclassified to/from the following accounts as of March 31, 2007 ($ Thousands):

--------------------------------------------------------------------------------
                                         Undistributed   Accumulated
                                        Net Investment      Realized   Paid-in-
                                          Income(Loss)   Gain (Loss)    Capital
                                                 (000)         (000)      (000)
--------------------------------------------------------------------------------
Diversified Conservative
   Income Fund                                 $    38       $   (38)     $  --
Diversified Conservative Fund                      118          (118)        --
Diversified Global Moderate
   Growth Fund                                     545          (545)        --
Diversified Moderate Growth Fund                   423          (423)        --
Diversified Global Growth Fund                     845          (845)        --
Diversified Global Stock Fund                      505          (504)        (1)
Diversified U.S. Stock Fund                        251          (249)        (2)
Defensive Strategy Fund                            252          (252)        --
Defensive Strategy
   Allocation Fund                                 194          (194)        --
Conservative Strategy Fund                         597          (597)        --
Conservative Strategy Allocation
   Fund                                            471          (471)        --
Moderate Strategy Fund                           2,248        (2,248)        --
Moderate Strategy Allocation Fund                  982          (982)        --
Aggressive Strategy Fund                         1,584        (1,584)        --
Tax-Managed Aggressive
   Strategy Fund                                   323          (323)        --
Core Market Strategy Fund                          242          (242)        --
Core Market Strategy
   Allocation Fund                                  92           (92)        --
Market Growth Strategy Fund                      2,315        (2,315)        --
Market Growth Strategy
   Allocation Fund                                 581          (581)        --


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   69

March 31, 2007

6. FEDERAL TAX INFORMATION (Continued)

The tax character of dividends and distributions paid during the years ended March 31, 2007 and March 31, 2006 were as follows ($ Thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                          Ordinary           Long-term       Return of
                                                           Income           Capital Gain      Capital          Totals
                                                          2007     2006      2007     2006  2007  2006       2007      2006
----------------------------------------------------------------------------------------------------------------------------
Diversified Conservative Income Fund                  $  2,458  $ 2,163  $  1,313  $   294    --    --   $  3,771  $  2,457
Diversified Conservative Fund                            3,925    3,104     3,645      487    --    --      7,570     3,591
Diversified Global Moderate Growth Fund                  7,838    4,728     5,013      649    --    --     12,851     5,377
Diversified Moderate Growth Fund                         9,129    8,263     7,846       --    --    --     16,975     8,263
Diversified Global Growth Fund                           8,388    4,467     3,737    1,096    --    --     12,125     5,563
Diversified Global Stock Fund                            2,955    1,540        --       --     1    --      2,956     1,540
Diversified U.S. Stock Fund                              1,507      669        --       --     2    --      1,509       669
Defensive Strategy Fund                                  5,060    2,576        65       14    --    --      5,125     2,590
Defensive Strategy Allocation Fund                       1,060      588       251       41    --    --      1,311       629
Conservative Strategy Fund                               5,974    2,896        87       18    --    --      6,061     2,914
Conservative Strategy Allocation Fund                    2,032    1,338       494      138    --    --      2,526     1,476
Moderate Strategy Fund                                  19,033    9,019     3,840      147    --    --     22,873     9,166
Moderate Strategy Allocation Fund                        3,830    2,009        41        2    --    --      3,871     2,011
Aggressive Strategy Fund                                11,976    3,148     5,901      359    --    --     17,877     3,507
Tax-Managed Aggressive Strategy Fund                     1,992      934       486      188    --    --      2,478     1,122
Core Market Strategy Fund                                4,458    2,140     1,522      184    --    --      5,980     2,324
Core Market Strategy Allocation Fund                       632      335       658      215    --    --      1,290       550
Market Growth Strategy Fund                             25,836    9,293    11,933      967    --    --     37,769    10,260
Market Growth Strategy Allocation Fund                   3,668    1,803       954       --    --    --      4,622     1,803

As of March 31, 2007, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows ($ Thousands):

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Total Distributable
                                     Undistributed  Undistributed                       Other                          Earnings/
                                          Ordinary      Long-Term   Capital Loss    Temporary    Unrealized         (Accumulated
                                            Income   Capital Gain  Carryforwards  Differences  Appreciation              Losses)
---------------------------------------------------------------------------------------------------------------------------------
Diversified Conservative Income Fund       $   118       $    187      $      --         $ --      $  1,110             $  1,415
Diversified Conservative Fund                  287          1,037             --           --         4,923                6,247
Diversified Global Moderate Growth Fund        275          3,530             --           --        17,810               21,615
Diversified Moderate Growth Fund             4,106          4,952             --           --        19,461               28,519
Diversified Global Growth Fund               1,127          5,168             --           --        31,203               37,498
Diversified Global Stock Fund                   --             --         (6,619)          --        18,124               11,505
Diversified U.S. Stock Fund                     --             --        (14,862)          --         9,494               (5,368)
Defensive Strategy Fund                        112            562             --           (9)        4,041                4,706
Defensive Strategy Allocation Fund              13            399             --          (10)        2,388                2,790
Conservative Strategy Fund                     302          1,003             --           (9)        9,319               10,615
Conservative Strategy Allocation Fund           18            616             --          (10)        6,783                7,407
Moderate Strategy Fund                         573          4,357             --           (9)       36,453               41,374
Moderate Strategy Allocation Fund               72          1,420             --           (9)       18,038               19,521
Aggressive Strategy Fund                       432          6,394             --           (9)       33,735               40,552
Tax-Managed Aggressive Strategy Fund            86          1,595             --          (10)       13,191               14,862
Core Market Strategy Fund                      184          1,131             --           (9)        5,595                6,901
Core Market Strategy Allocation Fund            57            459             --          (10)        3,796                4,302
Market Growth Strategy Fund                    675          9,932             --           (9)       54,150               64,748
Market Growth Strategy Allocation Fund          70          2,937             --          (10)       24,532               27,529

Post-October losses represent losses realized on investment transactions from November 1, 2006 through March 31, 2007 that, in accordance with Federal income tax regulations, the Trust has elected to defer and treat as having arisen in the following fiscal year.

The Funds had capital loss carryforwards at March 31, 2007 as follows ($ Thousands):

-------------------------------------------------------------------------------
                                                            Years
                                                         Expiring       Amounts
-------------------------------------------------------------------------------
Diversified Global Stock Fund                                2015      $  6,320
                                                             2011           299
                                                                       --------
                                                                       $  6,619
                                                                       ========

Diversified U.S. Stock Fund                                  2015      $ 12,725
                                                             2014            96
                                                             2012         1,631
                                                             2010           410
                                                                       --------
                                                                       $ 14,862
                                                                       ========


--------------------------------------------------------------------------------
70                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

For Federal income tax purposes, the capital loss carryforwards may be carried forward for a maximum of eight years to offset any net realized capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2007, were as follows ($ Thousands):

---------------------------------------------------------------------------------------
                                                                                    Net
                                     Federal   Appreciated   Depreciated     Unrealized
                                    Tax Cost    Securities    Securities   Appreciation
---------------------------------------------------------------------------------------
Diversified Conservative
   Income Fund                      $ 58,410   $     1,626   $      (516)  $      1,110
Diversified Conservative
   Fund                               90,285         6,028        (1,105)         4,923
Diversified Global Moderate
   Growth Fund                       188,195        19,489        (1,679)        17,810
Diversified Moderate
   Growth Fund                       218,966        20,558        (1,097)        19,461
Diversified Global
   Growth Fund                       240,550        32,472        (1,269)        31,203
Diversified Global
   Stock Fund                        127,121        18,261          (137)        18,124
Diversified U.S.
   Stock Fund                         82,981         9,506           (12)         9,494
Defensive Strategy Fund              105,664         4,163          (122)         4,041
Defensive Strategy
   Allocation Fund                    18,492         2,397            (9)         2,388
Conservative Strategy Fund           138,064         9,495          (176)         9,319
Conservative Strategy
   Allocation Fund                    40,774         6,861           (78)         6,783
Moderate Strategy Fund               494,320        37,796        (1,343)        36,453
Moderate Strategy
   Allocation Fund                   109,718        18,166          (128)        18,038
Aggressive Strategy Fund             374,902        34,382          (647)        33,735
Tax-Managed Aggressive
   Strategy Fund                      87,286        13,283           (92)        13,191

---------------------------------------------------------------------------------------
                                                                                    Net
                                     Federal   Appreciated   Depreciated     Unrealized
                                    Tax Cost    Securities    Securities   Appreciation
---------------------------------------------------------------------------------------
Core Market Strategy Fund           $ 93,851   $     6,211   $      (616)  $      5,595
Core Market Strategy
   Allocation Fund                    22,734         3,822           (26)         3,796
Market Growth Strategy
   Fund                              677,685        56,255        (2,105)        54,150
Market Growth Strategy
   Allocation Fund                   161,193        24,767          (235)        24,532

7. IN-KIND DISTRIBUTION

During a review of March 31, 2005 year-end tax information, it was determined that certain distributions of interest income derived from underlying municipal bond funds were classified as taxable interest income when distributed to shareholders of the Defensive Strategy Allocation, Conservative Strategy Allocation, Moderate Strategy Allocation, Core Market Strategy Allocation and Market Growth Strategy Allocation Funds (the "Strategy Allocation Funds"). It was determined that under the current tax code, the fund-of-funds structure caused distributions of interest income from underlying municipal bond funds to lose their tax-exempt character when the Strategy Allocation Funds distributed that income to their shareholders. The tax characteristics would be preserved, however, if the shareholders held the municipal bond funds directly rather than through a fund of funds. As a result, the Funds' Board of Trustees decided to distribute shares of the underlying municipal bond funds held in the Strategy Allocation Funds to shareholders in the form of an in-kind distribution. This option had the benefit of enabling shareholders to hold interests in the municipal bond funds directly, thereby being able to take advantage of the tax-exempt character of the interest distributed by those funds, while also preserving for such investors the original investment strategy they sought to achieve within the Strategy Allocation Funds.

On March 29, 2005 each Strategy Allocation Fund recorded an in-kind dividend equal to the fair market value of the municipal bond funds held by the Funds. The tax character of this in-kind distribution is presented below ($ Thousands):

------------------------------------------------------------------------------------------
                                                       Realized   Return of       Total
                                              Income      Gains     Capital       Value
------------------------------------------------------------------------------------------
Defensive Strategy Allocation Fund              $104       $  1     $11,847     $11,952
Conservative Strategy Allocation Fund            319         12      27,664      27,995
Moderate Strategy Allocation Fund                330         23      28,181      28,534
Core Market Strategy Allocation                  146         78      12,227      12,451
Market Growth Strategy Allocation Fund           481        369      15,411      16,261

SEI has made certain payments to shareholders of the Funds related to this matter. These payments were made from SEI's own assets and had no impact on the assets of the Funds.

8. REVERSE SHARE SPLIT

On May 6, 2005, the Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Core Market Strategy Allocation Fund and Market Growth Strategy Allocation Fund (the "Strategy Allocation Funds") declared a reverse share split, as approved by the Board of Trustees, in order to bring the NAV of each Fund above $10 per share. The details of the reverse split are as follows:


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   71

NOTES TO FINANCIAL STATEMENTS (Concluded)

March 31, 2007

--------------------------------------------------------------------------------
                                                                        Split
                                                                        Ratio
--------------------------------------------------------------------------------
Defensive Strategy Allocation Fund                                    1 for 4
Conservative Strategy Allocation Fund                                 1 for 2
Moderate Strategy Allocation Fund                                     1 for 2
Core Market Strategy Allocation Fund                                  1 for 2
Market Growth Strategy Allocation Fund                                2 for 3

9. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty of the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. CONCENTRATION/RISK

The Funds' Statement of Additional Information provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

11. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

On May 6, 2005, prior to the issuance of the 2005 financial statements, the Strategy Allocation Funds declared reverse stock splits (see Note 8). The effects of the reverse stock splits should have been reflected retroactively in the March 31, 2005 financial statements for the periods ended March 31, 2005 and March 31, 2004. The per share information included in the financial highlights has been restated to properly reflect the effects of the reverse split on a retroactive basis.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Funds will not be required to adopt FIN 48 until September 30, 2007. As of March 31, 2007, the Funds have not evaluated the impact that will result, if any, from adopting FIN 48.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.


--------------------------------------------------------------------------------
72                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2007

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF SEI ASSET ALLOCATION TRUST

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SEI Asset Allocation Trust, comprising the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock, Diversified U.S. Stock, Defensive Strategy, Defensive Strategy Allocation, Conservative Strategy, Conservative Strategy Allocation, Moderate Strategy, Moderate Strategy Allocation, Aggressive Strategy, Tax-Managed Aggressive Strategy, Core Market Strategy, Core Market Strategy Allocation, Market Growth Strategy and Market Growth Strategy Allocation Funds, (collectively, the "Funds"), as of March 31, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through March 31, 2005, were audited by other auditors, whose report dated May 6, 2005 expressed an unqualified opinion, except for restated share and per share amounts in Note 4 and the financial highlights for each of the years in the three-year period ended March 31, 2005 related to the Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Core Market Strategy Allocation Fund and Market Growth Strategy Allocation Fund, for which their report is dated May 19, 2006.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the transfer agent of the underlying funds. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Asset Allocation Trust as of March 31, 2007, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
May 22, 2007


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   73

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

The following chart lists Trustees and Officers as of May 4, 2007.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                            NUMBER OF
                                      OFFICE                                            PORTFOLIOS
                                        AND                   PRINCIPAL                   IN FUND
        NAME          POSITION(S)    LENGTH OF              OCCUPATION(S)                 COMPLEX           OTHER DIRECTORSHIPS
      ADDRESS,         HELD WITH       TIME                  DURING PAST                 OVERSEEN                 HELD BY
      AND AGE            TRUSTS       SERVED (1)              FIVE YEARS                BY TRUSTEE (2)            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher        Chairman    since 1982   Currently performs various services        75        Trustee of The Advisors' Inner
One Freedom              of the                  on behalf of SEI Investments for                     Circle Fund, The Advisors'
Valley Drive,           Board of                 which Mr. Nesher is compensated.                     Inner Circle Fund II, Bishop
Oaks, PA 19456         Trustees*                                                                      Street Funds, Director of
60 yrs. old                                                                                           SEI Global Master Fund, plc,
                                                                                                      SEI Global Assets Fund, plc,
                                                                                                      SEI Global Investments Fund,
                                                                                                      plc, SEI Investments Global,
                                                                                                      Limited, SEI Investments --
                                                                                                      Global Fund Services, Limited,
                                                                                                      SEI Investments (Europe),
                                                                                                      Limited, SEI Investments --
                                                                                                      Unit Trust Management (UK),
                                                                                                      Limited, SEI Global Nominee
                                                                                                      Ltd., SEI Opportunity Master
                                                                                                      Fund, L.P., SEI Opportunity
                                                                                                      Fund, L.P. and SEI Multi-
                                                                                                      Strategy Funds plc.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran        Trustee*    since 1982   Self-employed consultant since 2003.       75        Trustee of The Advisors' Inner
1701 Market Street                               Partner, Morgan, Lewis & Bockius                     Circle Fund, The Advisors'
Philadelphia, PA                                 LLP (law firm) from 1976 to 2003,                    Inner Circle Fund II, Director
19103                                            counsel to the Trust, SEI, SIMC, the                 of SEI since 1974. Director
66 yrs. old                                      Administrator and the Distributor.                   of the Distributor since 2003.
                                                 Secretary of SEI since 1978.                         Director of SEI Investments --
                                                                                                      Global Fund Services, Limited,
                                                                                                      SEI Investments Global,
                                                                                                      Limited, SEI Investments
                                                                                                      (Europe), Limited, SEI
                                                                                                      Investments (Asia), Limited
                                                                                                      and SEI Asset Korea Co., Ltd.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
F. Wendell Gooch        Trustee     since 1982   Retired                                    75        Trustee of STI Classic Funds
One Freedom                                                                                           and STI Classic Variable
Valley Drive,                                                                                         Trust.
Oaks, PA 19456
74 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey         Trustee     since 1995   Attorney, sole practitioner since          75        Trustee of The Advisors' Inner
One Freedom                                      1994. Partner, Dechert Price                         Circle Fund, The Advisors'
Valley Drive,                                    & Rhoads, September 1987-                            Inner Circle Fund II,
Oaks, PA 19456                                   December 1993.                                       Massachusetts Health and
75 yrs. old                                                                                           Education Tax-Exempt Trust,
                                                                                                      and U.S. Charitable Gift
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------

* MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED AS "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUST'S DISTRIBUTOR.

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

(2) THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.


--------------------------------------------------------------------------------
74                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                          TERM OF                                           NUMBER OF
                                          OFFICE                                           PORTFOLIOS
                                            AND                   PRINCIPAL                  IN FUND
          NAME            POSITION(S)    LENGTH OF              OCCUPATION(S)                COMPLEX         OTHER DIRECTORSHIPS
        ADDRESS,           HELD WITH       TIME                  DURING PAST                OVERSEEN               HELD BY
         AND AGE            TRUSTS        SERVED (1)             FIVE YEARS                BY TRUSTEE (2)          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------
George J. Sullivan, Jr.     Trustee     since 1996   Self-Employed Consultant, Newfound        75        Trustee of The Advisors'
One Freedom                                          Consultants Inc. since April 1997.                  Inner Circle Fund, The
Valley Drive                                                                                             Advisors' Inner Circle Fund
Oaks, PA 19456                                                                                           II, State Street Navigator
64 yrs. old                                                                                              Securities Lending Trust,
                                                                                                         SEI Opportunity Master
                                                                                                         Fund, L.P., and SEI
                                                                                                         Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco          Trustee     since 1999   Director, Governor's Office of            75        Director, Sonoco, Inc.;
One Freedom                                          Health Care Reform, Commonwealth of                 Director, Exelon
Valley Drive                                         Pennsylvania since 2003. Founder                    Corporation; Trustee,
Oaks, PA 19456                                       and Principal, Grecoventures Ltd.                   Pennsylvania Real Estate
60 yrs. old                                          from 1999 to 2002.                                  Investment Trust.
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy                Trustee     since 2003   Managing Partner, Cue Capital since       75        Director of SEI Opportunity
One Freedom                                          March 2002, Managing Partner and                    Master Fund, L.P., and SEI
Valley Drive,                                        Head of Sales, Investorforce, March                 Opportunity Fund, L.P.
Oaks, PA 19456                                       2000-December 2001; Global Partner
49 yrs. old                                          working for the CEO, Invesco
                                                     Capital, January 1998-January 2000.
                                                     Head of Sales and Client Services,
                                                     Chancellor Capital and later LGT
                                                     Asset Management, 1986-2000.
------------------------------------------------------------------------------------------------------------------------------------
James M. Williams           Trustee     since 2004   Vice President and Chief Investment       75        Trustee/Director of Ariel
One Freedom                                          Officer, J. Paul Getty Trust,                       Mutual Funds, SEI
Valley Drive,                                        Non-Profit Foundation for Visual                    Opportunity Master Fund,
Oaks, PA 19456                                       Arts, since December 2002.                          L.P., and SEI Opportunity
59 yrs. old                                          President, Harbor Capital Advisors                  Fund, L.P.
                                                     and Harbor Mutual Funds, 2000-2002.
                                                     Manager, Pension Asset Management,
                                                     Ford Motor Company, 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Robert A. Nesher           President    since 2005   Currently performs various services       N/A                   N/A
One Freedom                  & CEO                   on behalf of SEI for which Mr.
Valley Drive,                                        Nesher is compensated.
Oaks, PA 19456
60 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner         Controller    since 2005   Fund Accounting Director of the           N/A                   N/A
One Freedom                   and                    Administrator since 2005. Fund
Valley Drive,                Chief                   Administration Manager, Old Mutual
Oaks, PA 19456             Financial                 Fund Services, 2000-2005. Chief
36 yrs. old                 Officer                  Financial Officer, Controller and
                                                     Treasurer, PBHG Funds and PBHG
                                                     Insurance Series Fund, 2004-2005.
                                                     Assistant Treasurer, PBHG Funds
                                                     and PBHG Insurance Series Fund,
                                                     2000-2004. Assistant Treasurer,
                                                     Old Mutual Advisors Fund,
                                                     2004-2005.
------------------------------------------------------------------------------------------------------------------------------------
Russell Emery                Chief      since 2006   Chief Compliance Officer of SEI           N/A                   N/A
One Freedom               Compliance                 Opportunity Master Fund, L.P., SEI
Valley Drive                Officer                  Opportunity Fund, L.P., Bishop
Oaks, PA 19456                                       Street Funds, SEI Institutional
44 yrs. old                                          Managed Trust, SEI Asset Allocation
                                                     Trust, SEI Institutional
                                                     International Trust, SEI Index
                                                     Funds, SEI Liquid Asset Trust, SEI
                                                     Daily Income Trust, SEI Tax Exempt
                                                     Trust, SEI Institutional
                                                     Investments Trust, The Advisors'
                                                     Inner Circle Fund and the Advisors'
                                                     Inner Circle Fund II, since March
                                                     2006. Director of Investment
                                                     Product Management and Development
                                                     of SIMC, February 2003-March 2006.
                                                     Senior Investment Analyst--Equity
                                                     Team of SEI, March 2000-February
                                                     2003.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   75

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED) (CONCLUDED)

---------------------------------------------------------------------------------------------------------------------------------
                                       TERM OF                                                   NUMBER OF
                                       OFFICE                                                   PORTFOLIOS
                                         AND                       PRINCIPAL                      IN FUND
        NAME           POSITION(S)    LENGTH OF                  OCCUPATION(S)                    COMPLEX     OTHER DIRECTORSHIPS
      ADDRESS,          HELD WITH       TIME                      DURING PAST                    OVERSEEN           HELD BY
      AND AGE             TRUSTS       SERVED (1)                 FIVE YEARS                    BY TRUSTEE (2)      TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------
Timothy D. Barto           Vice      since 2002   General Counsel, Vice President and               N/A               N/A
One Freedom             President                 Secretary of SIMC and the Administrator
Valley Drive               and                    since 2004. Vice President and Assistant
Oaks, PA 19456          Secretary                 Secretary of SEI since 2001. Vice President
39 yrs. old                                       of SIMC and the Administrator since 1999.
                                                  Assistant Secretary of SIMC, the
                                                  Administrator and the Distributor and Vice
                                                  President of the Distributor, 1999-2003.
---------------------------------------------------------------------------------------------------------------------------------
Sofia A. Rosala            Vice      since 2004   Vice President and Assistant Secretary of         N/A               N/A
One Freedom             President                 SIMC and the Administrator since 2005.
Valley Drive               and                    Compliance Officer of SEI, September
Oaks, PA 19456          Assistant                 2001-2004. Account and Product
33 yrs. old             Secretary                 Consultant, SEI Private Trust Company,
                                                  1998-2001.
---------------------------------------------------------------------------------------------------------------------------------
James Ndiaye               Vice      since 2005   Vice President and Assistant Secretary of         N/A               N/A
One Freedom             President                 SIMC since 2005. Vice President,
Valley Drive               and                    Deutsche Asset Management (2003-2004).
Oaks, PA 19456          Assistant                 Associate, Morgan, Lewis & Bockius LLP
38 yrs. old             Secretary                 (2000-2003). Assistant Vice President,
                                                  ING Variable Annuities Group (1999-2000).
---------------------------------------------------------------------------------------------------------------------------------
Michael T. Pang            Vice      since 2005   Vice President and Assistant Secretary of         N/A               N/A
One Freedom             President                 SIMC since 2005. Counsel, Caledonian
Valley Drive               and                    Bank & Trust's Mutual Funds Group (2004).
Oaks, PA 19456          Assistant                 Counsel, Permal Asset Management
34 yrs. old             Secretary                 (2001-2004). Associate, Schulte, Roth &
                                                  Zabel's Investment Management Group
                                                  (2000-2001). Staff Attorney, U.S. SEC's
                                                  Division of Enforcement, Northeast Regional
                                                  Office (1997-2000).
---------------------------------------------------------------------------------------------------------------------------------
John J. McCue              Vice      since 2004   Director of Portfolio Implementations for         N/A               N/A
One Freedom             President                 SIMC since 1995. Managing Director of Money
Valley Drive                                      Market Investments for SIMC since 2003.
Oaks, PA 19456
43 yrs. old
---------------------------------------------------------------------------------------------------------------------------------
Nicole Welch            Anti-Money   since 2005   Assistant Vice President and Anti-Money           N/A               N/A
One Freedom             Laundering                Laundering Compliance Coordinator of SEI
Valley Drive            Compliance                since 2005. Compliance Analyst, TD
Oaks, PA 19456           Officer                  Waterhouse (2004). Senior Compliance
29 yrs. old                                       Analyst, UBS Financial Services
                                                  (2002-2004). Knowledge Management Analyst,
                                                  PriceWaterhouseCoopers Consulting
                                                  (2000-2002).
---------------------------------------------------------------------------------------------------------------------------------

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

(2) THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.


--------------------------------------------------------------------------------
76                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2007

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include among others costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses that you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at the ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result of your Fund in the "Expenses Paid During Period" column with the those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                           BEGINNING       ENDING                  EXPENSES
                                            ACCOUNT       ACCOUNT     ANNUALIZED     PAID
                                             VALUE         VALUE        EXPENSE     DURING
                                            10/01/06      3/31/07       RATIOS      PERIOD*
-------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                     $1,000.00    $1,044.30      0.12%        $0.61
Class D                                      1,000.00     1,038.80      1.12          5.69
Class I                                      1,000.00     1,042.50      0.37          1.88
HYPOTHETICAL 5% RETURN
Class A                                     $1,000.00    $1,024.33      0.12%        $0.61
Class D                                      1,000.00     1,019.35      1.12          5.64
Class I                                      1,000.00     1,023.09      0.37          1.87
------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE FUND
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                     $1,000.00    $1,058.50      0.12%        $0.62
Class D                                      1,000.00     1,053.70      1.12          5.73
Class I                                      1,000.00     1,057.70      0.37          1.90
HYPOTHETICAL 5% RETURN
Class A                                     $1,000.00    $1,024.33      0.12%        $0.61
Class D                                      1,000.00     1,019.35      1.12          5.64
Class I                                      1,000.00     1,023.09      0.37          1.87
------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                     $1,000.00    $1,023.10      0.12%        $0.61
Class D                                      1,000.00     1,018.00      1.12          5.63
Class I                                      1,000.00     1,021.70      0.37          1.86
HYPOTHETICAL 5% RETURN
Class A                                     $1,000.00    $1,024.33      0.12%        $0.61
Class D                                      1,000.00     1,019.35      1.12          5.64
Class I                                      1,000.00     1,023.09      0.37          1.87

                                           BEGINNING       ENDING                  EXPENSES
                                            ACCOUNT       ACCOUNT     ANNUALIZED     PAID
                                             VALUE         VALUE        EXPENSE     DURING
                                            10/01/06      3/31/07       RATIOS      PERIOD*
-------------------------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                     $1,000.00     $1,073.80      0.12%        $0.62
Class D                                      1,000.00      1,067.80      1.12          5.77
Class I                                      1,000.00      1,071.90      0.37          1.91
HYPOTHETICAL 5% RETURN
Class A                                     $1,000.00     $1,024.33      0.12%        $0.61
Class D                                      1,000.00      1,019.35      1.12          5.64
Class I                                      1,000.00      1,023.09      0.37          1.87
-------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                     $1,000.00     $1,094.00      0.12%        $0.63
Class D                                      1,000.00      1,088.10      1.12          5.83
Class I                                      1,000.00      1,092.20      0.37          1.93
HYPOTHETICAL 5% RETURN
Class A                                     $1,000.00     $1,024.33      0.12%        $0.61
Class D                                      1,000.00      1,019.35      1.12          5.64
Class I                                      1,000.00      1,023.09      0.37          1.87
-------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL STOCK FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                     $1,000.00     $1,106.30      0.12%        $0.63
Class D                                      1,000.00      1,101.40      1.12          5.87
Class I                                      1,000.00      1,104.80      0.37          1.94
HYPOTHETICAL 5% RETURN
Class A                                     $1,000.00     $1,024.33      0.12%        $0.61
Class D                                      1,000.00      1,019.35      1.12          5.64
Class I                                      1,000.00      1,023.09      0.37          1.87


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   77

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2007

Disclosure of Fund Expenses (Unaudited) (Concluded)

                                           BEGINNING       ENDING                  EXPENSES
                                            ACCOUNT       ACCOUNT     ANNUALIZED     PAID
                                             VALUE         VALUE        EXPENSE     DURING
                                            10/01/06      3/31/07       RATIOS      PERIOD*
-------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                     $1,000.00     $1,091.90      0.12%        $0.63
Class D                                      1,000.00      1,087.10      1.12          5.83
Class I                                      1,000.00      1,090.80      0.37          1.93
HYPOTHETICAL 5% RETURN
Class A                                     $1,000.00     $1,024.33      0.12%        $0.61
Class D                                      1,000.00      1,019.35      1.12          5.64
Class I                                      1,000.00      1,023.09      0.37          1.87
-------------------------------------------------------------------------------------------
DEFENSIVE STRATEGY FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                     $1,000.00     $1,048.80      0.10%        $0.51
Class I                                      1,000.00      1,045.60      0.10          0.51
HYPOTHETICAL 5% RETURN
Class A                                     $1,000.00     $1,024.43      0.10%        $0.50
Class I                                      1,000.00      1,024.93      0.10          0.50
-------------------------------------------------------------------------------------------
DEFENSIVE STRATEGY ALLOCATION FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                     $1,000.00     $1,095.70      0.10%        $0.52
HYPOTHETICAL 5% RETURN
Class A                                     $1,000.00     $1,024.43      0.10%        $0.50
-------------------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                     $1,000.00     $1,062.70      0.10%        $0.51
Class I                                      1,000.00      1,061.20      0.35         $1.80
HYPOTHETICAL 5% RETURN
Class A                                     $1,000.00     $1,024.43      0.10%        $0.50
Class I                                      1,000.00      1,023.19      0.35         $1.77
-------------------------------------------------------------------------------------------
CONSERVATIVE STRATEGY ALLOCATION FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                     $1,000.00     $1,098.80      0.10%        $0.52
HYPOTHETICAL 5% RETURN
Class A                                     $1,000.00     $1,024.43      0.10%        $0.50
-------------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                     $1,000.00     $1,068.00      0.10%        $0.52
Class I                                      1,000.00      1,066.10      0.35         $1.80
HYPOTHETICAL 5% RETURN
Class A                                     $1,000.00     $1,024.43      0.10%        $0.50
Class I                                      1,000.00      1,023.19      0.35         $1.77
-------------------------------------------------------------------------------------------
MODERATE STRATEGY ALLOCATION FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                     $1,000.00     $1,098.20      0.10%        $0.52
HYPOTHETICAL 5% RETURN
Class A                                     $1,000.00     $1,024.43      0.10%        $0.50

                                           BEGINNING       ENDING                  EXPENSES
                                            ACCOUNT       ACCOUNT     ANNUALIZED     PAID
                                             VALUE         VALUE        EXPENSE     DURING
                                            10/01/06      3/31/07       RATIOS      PERIOD*
-------------------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                     $1,000.00     $1,101.70      0.10%        $0.52
Class I                                      1,000.00      1,101.30      0.35         $1.83
HYPOTHETICAL 5% RETURN
Class A                                     $1,000.00     $1,024.43      0.10%        $0.50
Class I                                      1,000.00      1,023.19      0.35         $1.77
-------------------------------------------------------------------------------------------
TAX-MANAGED AGGRESSIVE STRATEGY FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                     $1,000.00     $1,096.00      0.10%        $0.52
HYPOTHETICAL 5% RETURN
Class A                                     $1,000.00     $1,024.43      0.10%        $0.50
-------------------------------------------------------------------------------------------
CORE MARKET STRATEGY FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                     $1,000.00     $1,065.00      0.10%        $0.51
Class I                                      1,000.00      1,065.20      0.10          0.51
HYPOTHETICAL 5% RETURN
Class A                                     $1,000.00     $1,024.43      0.10%        $0.50
Class I                                      1,000.00      1,024.93      0.10          0.50
-------------------------------------------------------------------------------------------
CORE MARKET STRATEGY ALLOCATION FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                     $1,000.00     $1,094.70      0.10%        $0.52
HYPOTHETICAL 5% RETURN
Class A                                     $1,000.00     $1,024.43      0.10%        $0.50
-------------------------------------------------------------------------------------------
MARKET GROWTH STRATEGY FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                     $1,000.00     $1,083.70      0.10%        $0.52
Class I                                      1,000.00      1,082.40      0.35         $1.82
HYPOTHETICAL 5% RETURN
Class A                                     $1,000.00     $1,024.43      0.10%        $0.50
Class I                                      1,000.00      1,023.19      0.35         $1.77
-------------------------------------------------------------------------------------------
MARKET GROWTH STRATEGY ALLOCATION FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                     $1,000.00     $1,095.50      0.10%        $0.52
HYPOTHETICAL 5% RETURN
Class A                                     $1,000.00     $1,024.43      0.10%        $0.50

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


--------------------------------------------------------------------------------
78                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

Board of Trustees' Considerations in Approving the Advisory Agreement
(Unaudited)

The SEI Asset Allocation Trust ("the Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC is responsible for the day-to-day investment management of the assets of each series of the Trust (each, a "Fund" and, collectively, the "Funds").

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreement must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Advisory Agreement between the Trust and SIMC with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC, including information about SIMC's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Advisory Agreement. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC.

Specifically, the Board requested and received written materials from SIMC regarding: (a) the quality of SIMC's investment management and other services;
(b) SIMC's investment management personnel; (c) SIMC's operations and financial condition; (d) SIMC's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC charges a Fund compared with the fees each charges to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's profitability from its Fund-related operations; (h) SIMC's compliance systems; (i) SIMC's policies on and compliance procedures for personal securities transactions; (j) SIMC's reputation, expertise and resources in domestic and/or international financial markets; and
(k) each Fund's performance compared with similar mutual funds.

At the March 14, 2007 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement and approved the selection of SIMC to act as investment advisor for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Advisory Agreement, including the resources of SIMC and its affiliates dedicated to the Funds;

o each Fund's investment performance and how it compared to that of other comparable mutual funds;

o each Fund's expenses under its Advisory Agreement and how those expenses compared to those of other comparable mutual funds;


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   79

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2007

Board of Trustees' Considerations in Approving the Advisory Agreement (Unaudited)(Concluded)

o the profitability of SIMC and its affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and its affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Advisory Agreement reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds supported renewal of the Advisory Agreement.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Advisory Agreement. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Advisory Agreement.

FUND EXPENSES. With respect to the Funds' expenses under the Advisory Agreement, the Trustees considered the rate of compensation called for by the Advisory Agreement and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and that SIMC, through waivers, has maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Advisory Agreement.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and its affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Advisory Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported renewal of the Advisory Agreement.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


--------------------------------------------------------------------------------
80                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

Notice to Shareholders (Unaudited)

For shareholders that do not have a March 31, 2007 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 2007 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 2007 the Funds of the SEI Asset Allocation Trust are designating the following items with regard to distributions paid during the year.

                                                                                                                 FOREIGN INVESTORS
                                                                                                               ---------------------
                                  (A)            (B)
                               LONG TERM      ORDINARY                     CORPORATE                                      QUALIFIED
                             CAPITAL GAINS     INCOME         TOTAL        DIVIDENDS   QUALIFYING     U.S.     QUALIFIED  SHORT-TERM
                             DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS    RECEIVED    DIVIDEND   GOVERNMENT   INTEREST   CAPITAL
FUND                          (TAX BASIS)    (TAX BASIS)    (TAX BASIS)   DEDUCTION(1)  INCOME(2)  INTEREST(3)  INCOME(4)  GAINS(5)
Diversified Conservative
   Income                         35%            65%           100%            5%           5%         3%          89%        100%

Diversified Conservative          48%            52%           100%            7%          10%         3%          75%        100%

Diversified Global Moderate
   Growth                         39%            61%           100%           11%          16%         2%          53%         60%

Diversified Moderate Growth       46%            54%           100%           10%          13%         3%          71%        100%

Diversified Global Growth         31%            69%           100%           18%          26%         1%          40%        100%

Diversified Global Stock           0%           100%           100%           38%          52%         1%          27%          0%

Diversified U.S. Stock             0%           100%           100%           75%          75%         0%          33%          0%

Defensive Strategy                 1%            99%           100%            2%           2%         1%          76%        100%

Defensive Strategy
   Allocation                     19%            81%           100%            8%           8%         0%          61%         66%

Conservative Strategy              1%            99%           100%            4%           1%         1%          70%        100%

Conservative Strategy
   Allocation                     20%            80%           100%           10%           9%         0%          57%        100%

Moderate Strategy                 17%            83%           100%            6%           7%         1%          63%        100%

Moderate Strategy
   Allocation                      1%            99%           100%           19%          22%         0%          47%         94%

Aggressive Strategy               33%            67%           100%           14%          20%         0%          29%         20%

Tax-Managed Aggressive
   Strategy                       20%            80%           100%           23%          31%         0%          26%        100%

Core Market Strategy              25%            75%           100%            6%           8%         3%          62%         45%

Core Market Strategy
   Allocation                     51%            49%           100%           23%          31%         0%          24%        100%

Market Growth Strategy            32%            68%           100%           10%          16%         1%          48%         18%

Market Growth Strategy
   Allocation                     21%            79%           100%           24%          32%         0%          26%        100%

Items (A) and (B) are based on the percentage of the Fund's total distribution.

(1) The percentage in this column represents dividends which qualify for the Corporate "Dividends Received Deduction," and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as required by the Jobs and Growth Tax Relief Reconciliation Act of 2003, and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by the law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. This amount is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   81

                             Supplemental Financial

                                   Information

                           SIMT Large Cap Diversified

                                   Alpha Fund

                               Semi-Annual Report

                                 March 31, 2007

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

March 31, 2007
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS#:
Financials                                        18.3%
Information Technology                            13.6%
Consumer Discretionary                            11.2%
Health Care                                       10.3%
Asset-Backed Securities                            8.8%
Industrials                                        8.3%
Consumer Staples                                   6.7%
Energy                                             6.1%
Short-Term Investment                              4.1%
U.S. Government Mortgage-Backed Obligations        3.5%
Materials                                          2.8%
Utilities                                          2.5%
Telecommunication Services                         2.3%
U.S. Government Agency Obligations                 1.1%
U.S. Treasury Obligations                          0.4%

#Percentages based on total investments

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 91.1%

CONSUMER DISCRETIONARY -- 12.9%
   Abercrombie & Fitch, Cl A                              1,800   $         136
   Aeropostale (D)*                                      37,600           1,513
   Amazon.com (D)*                                       51,372           2,044
   American Eagle Outfitters (D)                        112,633           3,378
   AnnTaylor Stores*                                     28,900           1,121
   Apollo Group, Cl A*                                    1,000              44
   Autoliv                                               24,500           1,399
   Autonation*                                              572              12
   Autozone*                                              2,883             369
   Barnes & Noble                                        23,096             911
   Bed Bath & Beyond*                                     1,200              48
   Best Buy                                              25,095           1,223
   Big Lots*                                             36,500           1,142
   Brinker International (D)                             46,894           1,533
   Cablevision Systems, Cl A (D)                        211,960           6,450
   Carmax*                                               22,834             560
   CBS, Cl B (D)                                         78,517           2,402
   Circuit City Stores                                   40,769             755
   Claire's Stores                                        4,500             145
   Clear Channel Communications                           8,549             300
   Coach (D)*                                            82,695           4,139
   Coldwater Creek*                                       1,100              22
   Comcast, Cl A (D)*                                   154,369           4,006
   Darden Restaurants                                    13,404             552
   DeVry                                                  3,500             103
   Dick's Sporting Goods*                                 3,600             210
   Dillard's, Cl A                                       17,590             576
   DIRECTV Group (D)*                                   269,754           6,223
   Discovery Holding, Cl A*                               9,000             172
   Dollar Tree Stores*                                   55,900           2,138
   Dow Jones                                              2,100              72
   DSW, Cl A*                                            22,200             937
   E.W. Scripps, Cl A                                     3,671             164
   Eastman Kodak (D)                                    106,808           2,410

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   EchoStar Communications, Cl A*                        61,439   $       2,668
   Expedia*                                              19,300             447
   Family Dollar Stores                                  29,400             871
   Federated Department Stores                           15,224             686
   Foot Locker                                           10,200             240
   Ford Motor (D)                                       238,232           1,880
   GameStop, Cl A*                                        6,800             221
   Gannett                                                5,646             318
   Gap                                                    6,500             112
   General Motors (D)                                   102,030           3,126
   Gentex                                                76,700           1,246
   Genuine Parts                                          9,363             459
   Goodyear Tire & Rubber (D)*                           89,047           2,777
   GSI Commerce*                                         18,300             413
   Gymboree (D)*                                         30,000           1,202
   Hanesbrands*                                          18,034             530
   Harley-Davidson                                       25,133           1,477
   Harrah's Entertainment                                 1,580             133
   Hasbro (D)                                            60,600           1,734
   Hibbett Sports*                                        2,100              60
   Hilton Hotels                                         10,024             360
   Home Depot                                             5,219             192
   IAC/InterActive (D)*                                  48,509           1,829
   Idearc*                                                8,833             310
   International Game Technology                        189,021           7,633
   International Speedway, Cl A                           1,700              88
   Interpublic Group (D)*                                99,299           1,222
   ITT Educational Services (D)*                         35,000           2,852
   J Crew Group*                                         14,600             587
   J.C. Penney (D)                                       48,951           4,022
   Jarden*                                                5,100             195
   John Wiley & Sons, Cl A                                1,100              42
   Johnson Controls                                      10,803           1,022
   Jones Apparel Group (D)                               51,144           1,572
   Keystone Automotive Industries*                        4,200             142
   Kohl's (D)*                                           52,456           4,019
   Lamar Advertising, Cl A*                               9,235             582
   Las Vegas Sands*                                       1,200             104
   Laureate Education*                                    1,300              77
   Leggett & Platt                                        8,900             202
   Liberty Global, Cl A*                                 19,204             632
   Liberty Media Holding-Capital, Ser A*                  9,700           1,073
   Liberty Media Holding-Interactive, Cl A*              35,029             834
   Limited Brands                                         9,200             240
   Liz Claiborne                                          6,000             257
   Marriott International, Cl A                          20,074             983
   Mattel                                                89,700           2,473
   McDonald's (D)                                        57,742           2,601
   McGraw-Hill (D)                                       36,348           2,286
   Meredith                                                 700              40
   MGM Mirage*                                          104,400           7,258
   Nautilus                                              16,900             261
   New York Times, Cl A                                   9,945             234
   Newell Rubbermaid                                     25,702             799


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   83

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   News, Cl A                                            65,977   $       1,525
   Nike, Cl B                                             1,162             123
   Nordstrom (D)                                         15,800             836
   Nutri/System*                                          3,500             183
   NVR*                                                   2,700           1,796
   O'Reilly Automotive*                                   2,537              84
   Office Depot (D)*                                     47,297           1,662
   OfficeMax                                              9,965             526
   Omnicom Group                                         10,424           1,067
   PetSmart (D)                                          42,700           1,407
   Polo Ralph Lauren (D)                                 15,800           1,393
   Priceline.com*                                        11,600             618
   RadioShack                                             3,800             103
   Rent-A-Center*                                         3,000              84
   Ross Stores                                           68,200           2,346
   Saks                                                  14,500             302
   Sears Holdings (D)*                                   13,220           2,382
   Service International                                  4,500              53
   Shaw Communications, Cl B (D)                         43,600           1,610
   Sherwin-Williams                                      22,380           1,478
   Snap-On                                                7,565             364
   Staples                                              292,000           7,545
   Starbucks*                                            44,259           1,388
   Target                                                 9,780             580
   Thor Industries                                        1,100              43
   Tim Hortons                                            5,287             161
   Time Warner (D)                                      199,867           3,941
   TJX (D)                                               59,968           1,617
   Toll Brothers*                                         1,600              44
   TravelCenters of America LLC (D)*                          1              --
   Tribune                                               14,700             472
   TRW Automotive Holdings*                              88,535           3,083
   United Auto Group                                     72,473           1,471
   Universal Technical Institute*                        24,100             556
   Urban Outfitters*                                     52,600           1,394
   VF                                                    10,318             852
   Viacom, Cl B (D)*                                     38,300           1,575
   Virgin Media                                           2,249              57
   Walt Disney (D)                                      148,014           5,096
   Warner Music Group                                     4,808              82
   Washington Post, Cl B                                    276             211
   Weight Watchers International                        108,900           5,019
   Wendy's International                                 47,197           1,477
   Whirlpool (D)                                         28,674           2,435
   Wynn Resorts                                           3,700             351
   XM Satellite Radio Holdings, Cl A*                     3,600              47
   Yum! Brands (D)                                       30,755           1,776
                                                                  --------------
                                                                        176,047
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 7.8%
   Alberto-Culver*                                        9,900   $         226
   Altria Group (D)                                      33,452           2,937
   Anheuser-Busch (D)                                    55,524           2,802
   Archer-Daniels-Midland (D)                            93,289           3,424
   Avon Products                                         13,900             518
   BJ's Wholesale Club*                                  21,785             737
   Brown-Forman, Cl B                                     3,912             256
   Campbell Soup                                         20,371             793
   Church & Dwight                                        5,200             262
   Clorox (D)                                            46,157           2,940
   Coca-Cola                                             96,305           4,623
   Coca-Cola Enterprises                                 31,526             638
   Colgate-Palmolive                                     21,612           1,443
   ConAgra Foods (D)                                    149,700           3,729
   Constellation Brands, Cl A*                            1,500              32
   Corn Products International                           31,049           1,105
   Costco Wholesale                                       4,709             254
   CVS                                                   16,418             560
   Dean Foods*                                            9,121             426
   Del Monte Foods                                       11,048             127
   Energizer Holdings*                                   16,400           1,399
   Estee Lauder, Cl A                                    27,100           1,324
   General Mills                                         58,700           3,418
   Hansen Natural*                                        6,300             239
   Herbalife*                                            13,600             533
   Hershey                                                1,686              92
   HJ Heinz                                              20,774             979
   Hormel Foods                                          16,827             626
   JM Smucker                                             6,700             357
   Kellogg                                               16,075             827
   Kimberly-Clark                                        23,635           1,619
   Kraft Foods, Cl A                                     11,600             367
   Kroger (D)                                           197,042           5,566
   Loews - Carolina (D)                                  61,407           4,643
   McCormick                                             15,053             580
   Molson Coors Brewing, Cl B                            12,000           1,135
   NBTY*                                                 26,500           1,406
   Peet's Coffee & Tea*                                   2,000              55
   Pepsi Bottling Group                                  28,009             893
   PepsiCo (D)                                           84,847           5,393
   Procter & Gamble (D)                                 210,649          13,305
   Reynolds American (D)                                 49,582           3,094
   Safeway (D)                                           96,606           3,540
   Sara Lee                                               3,700              63
   Smithfield Foods*                                      4,033             121
   Supervalu                                              2,753             108
   Sysco                                                 59,656           2,018
   Tyson Foods, Cl A (D)                                149,415           2,900
   UST                                                   16,200             939
   Wal-Mart Stores (D)                                  274,010          12,865
   Walgreen                                             180,919           8,302
                                                                  --------------
                                                                        106,538
                                                                  --------------


--------------------------------------------------------------------------------
84                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 7.1%
   Apache                                                   522   $          37
   Baker Hughes (D)                                      17,430           1,153
   BJ Services (D)                                       10,330             288
   Cabot Oil & Gas                                        3,100             209
   Cameron International*                                 7,888             495
   Cheniere Energy*                                       3,707             115
   Chesapeake Energy (D)                                 45,600           1,408
   Chevron (D)                                          142,842          10,565
   Cimarex Energy                                        35,300           1,307
   ConocoPhillips (D)                                    77,304           5,284
   Devon Energy (D)                                      20,257           1,402
   EnCana (D)                                            31,800           1,610
   ENSCO International                                   32,300           1,757
   Exxon Mobil (D)                                      467,001          35,235
   FMC Technologies*                                      5,600             391
   Foundation Coal Holdings                               1,300              45
   Frontier Oil                                           7,000             228
   Frontline                                             41,100           1,459
   Global Industries*                                    18,821             344
   Grant Prideco*                                        29,100           1,450
   Halliburton (D)                                       55,400           1,758
   Helmerich & Payne                                     44,200           1,341
   Hess (D)                                              27,872           1,546
   Holly (D)                                             31,600           1,874
   Kinder Morgan                                          3,165             337
   Marathon Oil (D)                                      61,735           6,101
   National Oilwell Varco*                                2,700             210
   Newfield Exploration*                                    900              38
   Noble Energy                                           2,500             149
   Occidental Petroleum                                  22,550           1,112
   Oceaneering International*                             5,600             236
   Overseas Shipholding Group                             3,500             219
   Petro-Canada (D)                                      26,100           1,023
   Petroleum Development*                                   600              32
   Plains Exploration & Production*                       2,000              90
   Pride International (D)*                              40,968           1,233
   Quicksilver Resources*                                 1,300              52
   Range Resources                                        1,500              50
   SEACOR Holdings*                                       1,400             138
   Southwestern Energy*                                   3,600             148
   Spectra Energy*                                        1,239              33
   Sunoco                                                48,826           3,439
   Superior Energy Services*                             16,700             576
   Tesoro                                                10,046           1,009
   Tetra Technologies*                                    2,900              72
   Tidewater (D)                                         50,142           2,937
   Valero Energy                                         38,030           2,453
   Williams (D)                                          92,038           2,619
   XTO Energy                                            19,633           1,076
                                                                  --------------
                                                                         96,683
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
FINANCIALS -- 17.4%
   A.G. Edwards (D)                                      34,700   $       2,401
   ACE                                                    4,300             245
   Affiliated Managers Group*                               468              51
   Affordable Residential Communities+*                  16,500             200
   Aflac                                                 10,216             481
   Alleghany*                                               608             227
   Allied Capital                                        14,685             423
   Allstate (D)                                          32,632           1,960
   AMBAC Financial Group                                  7,200             622
   American Capital Strategies                            9,606             426
   American Express (D)                                 113,883           6,423
   American Financial Group (D)                          60,394           2,056
   American International Group                          63,550           4,272
   AmeriCredit (D)*                                      55,400           1,266
   Ameriprise Financial                                   9,988             571
   Annaly Capital Management+                            38,600             598
   AON (D)                                               75,977           2,884
   Apartment Investment & Management, Cl A+               3,641             210
   Archstone-Smith Trust+                                 4,230             230
   Ashford Hospitality Trust+                             3,700              44
   Assurant (D)                                          37,041           1,986
   Astoria Financial                                      1,735              46
   AvalonBay Communities+ (D)                            18,166           2,362
   Axis Capital Holdings                                 41,600           1,409
   Bank of America (D)                                  278,921          14,231
   Bank of New York                                      12,900             523
   Bankunited Financial, Cl A                             5,400             115
   BB&T                                                  26,839           1,101
   Bear Stearns (D)                                      11,472           1,725
   BlackRock                                                647             101
   Boston Properties+                                     2,856             335
   Brandywine Realty Trust+                               2,200              73
   BRE Properties, Cl A+                                  5,200             328
   Brown & Brown                                          3,888             105
   Camden Property Trust+                                 3,274             230
   Capital One Financial                                 13,553           1,023
   CapitalSource+                                         9,000             226
   CB Richard Ellis Group, Cl A*                         11,200             383
   Cbot Holdings, Cl A*                                   1,300             236
   Charles Schwab (D)                                     6,981             128
   Chicago Mercantile Exchange Holdings, Cl A            13,274           7,068
   Chubb                                                 27,518           1,422
   Cincinnati Financial                                     300              13
   CIT Group                                             28,594           1,513
   Citigroup (D)                                        321,896          16,526
   CNA Financial*                                        16,315             703
   Colonial BancGroup                                     5,800             144
   Comerica                                              35,145           2,078
   Commerce Bancorp                                       8,587             287


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                  85

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Commerce Bancshares                                    2,421   $         117
   Compass Bancshares                                     6,174             425
   Conseco*                                              40,919             708
   Countrywide Financial (D)                             70,214           2,362
   Credicorp                                             21,700           1,057
   Cullen/Frost Bankers                                   2,900             152
   Duke Realty+                                           5,600             243
   East West Bancorp                                        800              29
   Eaton Vance                                           20,300             723
   Equity Residential+                                   10,341             499
   Erie Indemnity, Cl A                                   1,094              58
   Essex Property Trust+                                  2,900             375
   Fannie Mae (D)                                        64,863           3,540
   Federal Realty Investment Trust+                         809              73
   Fidelity National Financial, Cl A                      2,920              70
   Fifth Third Bancorp                                      900              35
   First American                                        69,769           3,539
   First Cash Financial Services*                        21,300             475
   First Citizens BancShares, Cl A                          124              25
   First Horizon National                                 3,421             142
   First Marblehead                                      39,900           1,791
   Forest City Enterprises, Cl A                         10,172             673
   Franklin Resources                                    14,481           1,750
   Freddie Mac                                            7,296             434
   Genworth Financial, Cl A                               8,000             279
   Goldman Sachs Group (D)                               40,374           8,342
   Hanover Insurance Group                               26,799           1,236
   Hartford Financial Services Group                      2,003             191
   HCC Insurance Holdings                                 1,351              42
   Health Care Property Investors+                        6,900             249
   Health Care+                                           2,400             105
   Hospitality Properties Trust+                          9,187             430
   Host Hotels & Resorts+                                25,671             675
   HRPT Properties Trust+                                17,100             210
   Hudson City Bancorp                                   29,900             409
   Huntington Bancshares                                  2,500              55
   IndyMac Bancorp                                        4,000             128
   IntercontinentalExchange*                             69,800           8,530
   Investors Financial Services                             600              35
   iStar Financial+                                      22,600           1,058
   Janus Capital Group                                   36,700             767
   Jefferies Group                                          600              17
   JER Investors Trust+                                  13,800             262
   Jones Lang LaSalle (D)                                27,100           2,826
   JPMorgan Chase (D)                                   346,801          16,778
   Keycorp                                               40,678           1,524
   Kimco Realty+                                            800              39
   Legg Mason                                               495              47
   Lehman Brothers Holdings (D)                          66,559           4,664
   Leucadia National                                      3,600             106
   Lincoln National                                       3,374             229
   Loews (D)                                            133,725           6,075
   M&T Bank                                               4,424             512
   Mack-Cali Realty+                                      4,400             210

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Markel*                                                1,588   $         770
   Marsh & McLennan                                      18,497             542
   Marshall & Ilsley                                      7,235             335
   Mellon Financial                                      20,770             896
   Merrill Lynch (D)                                     80,437           6,569
   Metlife (D)                                          102,060           6,445
   MGIC Investment                                       14,153             834
   Moody's (D)                                          115,218           7,150
   Morgan Stanley (D)                                    98,988           7,796
   National City (D)                                     81,602           3,040
   Nationwide Financial Services, Cl A                    3,800             205
   New York Community Bancorp                            18,360             323
   Newcastle Investment+                                 13,300             369
   Northern Trust                                         8,362             503
   Nuveen Investments, Cl A                               8,890             420
   NYSE Group*                                            1,200             112
   Old Republic International                            15,000             332
   Pacific Capital Bancorp                                4,300             138
   Peoples Bank                                           9,543             424
   Philadelphia Consolidated Holding*                     4,700             207
   PMI Group (D)                                         36,500           1,651
   PNC Financial Services Group                          35,249           2,537
   Principal Financial Group (D)                         21,600           1,293
   Progressive                                           16,704             364
   Prologis+                                              1,635             106
   Prudential Financial                                   2,600             235
   Public Storage+                                        3,913             370
   Radian Group (D)                                      38,677           2,123
   Raymond James Financial                               12,981             386
   Rayonier+ (D)                                         46,164           1,985
   Realogy*                                               3,000              89
   Regency Centers+                                         483              40
   Regions Financial                                     35,297           1,248
   Reinsurance Group of America                           3,200             185
   Safeco                                                25,489           1,693
   Simon Property Group+                                    329              37
   SL Green Realty+                                       6,457             886
   SLM                                                    1,624              66
   Sovereign Bancorp                                      3,600              92
   St. Joe                                                2,849             149
   State Street                                           7,330             475
   SunTrust Banks                                        18,670           1,550
   Synovus Financial                                      4,159             134
   T. Rowe Price Group                                   10,654             503
   Taubman Centers+                                         800              46
   TD Banknorth                                           1,559              50
   Thornburg Mortgage+                                   47,400           1,232
   Torchmark                                             10,671             700
   Transatlantic Holdings                                 9,007             587
   Travelers                                            108,472           5,616
   UDR+                                                   7,824             240
   US Bancorp (D)                                        71,010           2,483
   Valley National Bancorp                               12,700             321
   Ventas+                                                7,400             312


--------------------------------------------------------------------------------
86                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Vornado Realty Trust+                                  3,362   $         401
   Wachovia (D)                                          60,103           3,309
   Washington Mutual (D)                                 57,168           2,308
   Wells Fargo (D)                                      145,072           4,995
   Whitney Holding                                        3,900             119
   Wilmington Trust                                       1,583              67
   WR Berkley (D)                                        59,196           1,961
   Zions Bancorporation                                   2,615             221
                                                                  --------------
                                                                        237,910
                                                                  --------------
HEALTH CARE -- 11.8%
   Abbott Laboratories                                   13,375             746
   Aetna (D)                                             77,900           3,411
   Allergan                                              80,797           8,954
   AmerisourceBergen (D)                                120,157           6,338
   Amgen (D)*                                            58,023           3,242
   Applera - Applied Biosystems Group                    58,924           1,742
   Barr Pharmaceuticals*                                  2,630             122
   Baxter International                                  32,105           1,691
   Becton Dickinson (D)                                  28,148           2,164
   Biogen Idec*                                          38,578           1,712
   Biomet                                                 1,900              81
   Bristol-Myers Squibb                                  25,367             704
   C.R. Bard                                              6,400             509
   Cardinal Health (D)                                  145,724          10,631
   Celgene*                                              30,106           1,579
   Cephalon*                                              1,197              85
   Cerner*                                               19,777           1,077
   Charles River Laboratories International*             28,100           1,300
   Cigna (D)                                             36,808           5,251
   Covance*                                               3,412             202
   Cytyc*                                                14,300             489
   Dentsply International                                 5,300             174
   Dionex*                                                  700              48
   Edwards Lifesciences*                                  3,300             167
   Eli Lilly (D)                                         33,889           1,820
   Emdeon*                                               21,000             318
   Express Scripts (D)*                                  29,722           2,399
   Forest Laboratories (D)*                              49,522           2,547
   Genentech*                                           103,650           8,512
   Gilead Sciences*                                      20,000           1,530
   Haemonetics*                                          25,700           1,201
   Health Net (D)*                                       44,140           2,375
   Henry Schein (D)*                                     23,871           1,317
   Hillenbrand Industries                                 7,000             416
   Humana (D)*                                           45,185           2,622
   ICU Medical*                                          15,300             600
   Idexx Laboratories*                                    2,577             226
   IMS Health                                             9,950             295
   Invitrogen*                                            2,300             146
   Johnson & Johnson (D)                                174,322          10,505
   Kinetic Concepts*                                      4,600             233

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   King Pharmaceuticals*                                 16,998   $         334
   Laboratory of America Holdings*                       11,845             860
   LifePoint Hospitals*                                   3,700             141
   Manor Care                                             6,883             374
   McKesson (D)                                         159,295           9,325
   Medco Health Solutions (D)*                           95,092           6,897
   Medimmune*                                            28,100           1,023
   Medtronic                                             23,892           1,172
   Mentor                                                13,700             630
   Merck (D)                                            106,536           4,706
   Mylan Laboratories                                    35,792             757
   PerkinElmer                                           15,100             366
   Pfizer (D)                                           435,017          10,989
   Pharmaceutical Product Development                     1,618              55
   PolyMedica                                             2,000              85
   Quest Diagnostics                                      4,218             210
   Resmed*                                                  812              41
   Respironics*                                           1,300              55
   Schering-Plough                                       53,596           1,367
   Sciele Pharma*                                        17,900             424
   Sepracor*                                              1,700              79
   STERIS                                                10,400             276
   Stryker*                                               5,804             385
   Tenet Healthcare*                                     38,679             249
   Thermo Fisher Scientific*                             16,512             772
   Triad Hospitals*                                         800              42
   United Therapeutics*                                  22,800           1,226
   UnitedHealth Group                                   195,072          10,333
   Universal Health Services, Cl B                        4,339             248
   Varian Medical Systems*                                  183               9
   VCA Antech*                                           11,000             399
   Vertex Pharmaceuticals*                                1,100              31
   Waters*                                               21,363           1,239
   WellCare Health Plans*                                 4,200             358
   WellPoint (D)*                                        77,170           6,259
   Wyeth (D)                                             66,811           3,343
   Zimmer Holdings*                                      88,000           7,516
                                                                  --------------
                                                                        162,056
                                                                  --------------
INDUSTRIALS -- 9.6%
   3M                                                     8,645             661
   Acuity Brands                                         31,000           1,688
   Adesa                                                  1,700              47
   AGCO*                                                 10,800             399
   Allied Waste Industries*                              13,800             174
   American Standard                                      5,200             276
   AMR (D)*                                              44,148           1,344
   Applied Industrial Technologies                        5,550             136
   Armor Holdings*                                          600              40
   Avery Dennison                                        10,530             677
   Boeing (D)                                            89,970           7,999
   Brink's                                                3,900             247
   Burlington Northern Santa Fe                          27,028           2,174


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   87

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   C.H. Robinson Worldwide                               12,269   $         586
   Canadian National Railway (D)                         18,500             817
   Carlisle                                              20,540             882
   Caterpillar (D)                                       23,792           1,595
   Ceradyne*                                              3,300             181
   Continental Airlines, Cl B*                           11,900             433
   Copart*                                                4,600             129
   Corporate Executive Board (D)                         11,821             898
   Corrections of America*                                7,500             396
   Covanta Holding*                                      12,400             275
   Crane                                                    600              24
   CSX                                                   27,742           1,111
   Cummins                                                8,280           1,198
   Danaher                                                6,345             453
   Deere                                                  5,200             565
   Diamond Management &
     Technology Consultants                               2,700              32
   Dover                                                 36,500           1,782
   Dun & Bradstreet (D)                                  36,161           3,298
   Eaton                                                  1,900             159
   Emerson Electric                                      33,556           1,446
   Equifax                                                1,457              53
   Expeditors International Washington                  151,048           6,241
   FedEx (D)                                             51,346           5,516
   Flowserve (D)                                         47,664           2,726
   Fluor (D)                                             20,608           1,849
   Gardner Denver (D)*                                   39,300           1,370
   General Dynamics                                       9,082             694
   General Electric (D)                                 288,244          10,192
   Genlyte Group*                                         2,900             205
   Goodman Global*                                        1,700              30
   Graco                                                 32,600           1,277
   Harsco                                                15,612             700
   Hertz Global Holdings*                                34,601             820
   Honeywell International (D)                          140,974           6,493
   HUB Group, Cl A*                                      16,900             490
   Illinois Tool Works                                      500              26
   ITT                                                    2,518             152
   Jacobs Engineering Group (D)*                         70,350           3,282
   JB Hunt Transport Services                            20,200             530
   John H. Harland                                        1,500              77
   Kansas City Southern*                                  1,400              50
   KBR*                                                  27,183             553
   L-3 Communications Holdings                            3,100             271
   Laidlaw International                                  1,700              59
   Landstar System                                        2,800             128
   Lennox International                                  47,837           1,708
   Lincoln Electric Holdings                                600              36
   Lockheed Martin (D)                                   31,512           3,057
   Manitowoc                                              7,400             470
   Manpower                                              23,496           1,733
   MSC Industrial Direct, Cl A                           26,600           1,242
   Norfolk Southern                                      29,677           1,502
   Northrop Grumman (D)                                  56,419           4,187

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Oshkosh Truck                                            900   $          48
   Paccar (D)                                            17,393           1,277
   Parker Hannifin (D)                                   33,900           2,926
   Pitney Bowes                                           3,074             139
   Precision Castparts                                    5,880             612
   Quanta Services*                                       3,500              88
   Raytheon (D)                                          85,963           4,510
   Republic Services                                      2,104              58
   Robert Half International (D)                         36,400           1,347
   Rockwell Automation                                   13,700             820
   Rockwell Collins                                       4,154             278
   Roper Industries                                         238              13
   RR Donnelley & Sons (D)                              134,561           4,924
   Ryder System (D)                                      54,346           2,681
   Shaw Group*                                            2,599              81
   Southwest Airlines                                     9,988             147
   SPX                                                    2,194             154
   Stericycle*                                            2,335             190
   Teleflex                                               4,300             293
   Terex*                                                10,957             786
   Textron                                                1,400             126
   Thomas & Betts*                                          900              44
   Timken                                                16,628             504
   Toro                                                     900              46
   Trinity Industries                                    13,300             558
   Tyco International (D)                                45,905           1,448
   UAL*                                                  32,865           1,254
   Union Pacific                                         14,339           1,456
   United Parcel Service, Cl B                          123,859           8,682
   United Rentals*                                       17,000             467
   United Technologies                                   39,904           2,594
   US Airways Group*                                      4,600             209
   Waste Management                                      53,100           1,827
   WESCO International (D)*                              18,848           1,183
   WW Grainger                                            1,667             129
                                                                  --------------
                                                                        131,740
                                                                  --------------

INFORMATION TECHNOLOGY -- 15.8%
   Activision*                                            7,900             150
   Adobe Systems*                                         4,500             188
   Affiliated Computer Services, Cl A*                   20,533           1,209
   Agere Systems*                                        16,169             366
   Agilent Technologies (D)*                             69,868           2,354
   Akamai Technologies*                                  18,856             941
   Alliance Data Systems*                                10,700             659
   Amphenol, Cl A                                         7,024             453
   Anixter International*                                10,000             659
   Apple*                                                 5,048             469
   Applied Materials (D)                                292,307           5,355
   Arrow Electronics*                                   101,103           3,817
   Atmel*                                                72,294             364
   Autodesk*                                             11,930             449
   Automatic Data Processing (D)                         52,601           2,546


--------------------------------------------------------------------------------
88                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Avaya*                                                15,174   $         179
   Avnet (D)*                                            92,168           3,331
   BEA Systems*                                          37,000             429
   BMC Software*                                         53,295           1,641
   Broadcom, Cl A*                                          658              21
   Cadence Design Systems (D)*                          121,552           2,560
   CDW                                                      877              54
   Ceridian*                                              7,200             251
   Checkfree*                                            58,724           2,178
   Cisco Systems (D)*                                   288,530           7,366
   Cognizant Technology Solutions, Cl A*                  4,700             415
   Computer Sciences*                                   109,384           5,702
   Convergys*                                            63,600           1,616
   DealerTrack Holdings*                                    300               9
   Dell (D)*                                             48,090           1,116
   Diebold                                                5,600             267
   DST Systems*                                           8,421             633
   eBay*                                                315,600          10,462
   Electronic Data Systems                              128,851           3,567
   EMC*                                                 127,700           1,769
   F5 Networks*                                             500              33
   Factset Research Systems                               3,000             188
   Fair Isaac (D)                                        32,100           1,242
   Fairchild Semiconductor International*                 8,418             141
   Fidelity National Information Services                 7,546             343
   First Data                                             7,556             203
   Fiserv (D)*                                           56,005           2,972
   Google, Cl A (D)*                                     26,827          12,291
   Harris                                                 3,523             179
   Hewlett-Packard (D)                                  305,084          12,246
   Hyperion Solutions*                                   24,600           1,275
   Ingram Micro, Cl A*                                  126,914           2,451
   Integrated Device Technology*                         20,300             313
   Intel (D)                                            181,278           3,468
   International Business Machines (D)                  153,957          14,512
   International Rectifier*                              32,900           1,257
   Intevac*                                              38,400           1,013
   Intuit*                                              311,072           8,511
   Iron Mountain*                                         1,700              44
   Jabil Circuit                                         35,935             769
   Juniper Networks*                                      4,900              96
   Kronos*                                                  300              16
   Lam Research*                                         21,819           1,033
   Lexmark International, Cl A (D)*                      42,999           2,514
   Linear Technology                                      1,489              47
   Mastercard, Cl A                                         800              85
   McAfee*                                                6,600             192
   MEMC Electronic Materials*                             2,474             150
   Mettler Toledo International*                         15,162           1,358
   Micron Technology                                      3,200              39
   Microsoft (D)                                        433,320          12,077
   Molex                                                 11,800             333
   MoneyGram International                                1,400              39
   Motorola (D)                                           1,774              31

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   MPS Group*                                            25,200   $         357
   NCR*                                                  24,875           1,188
   Network Appliance (D)*                                52,265           1,909
   Novatel Wireless*                                      5,400              87
   Novellus Systems*                                     10,603             339
   Nvidia*                                               41,977           1,208
   Oracle (D)*                                          332,608           6,030
   Paychex                                              172,541           6,534
   Polycom*                                              23,900             797
   QLogic*                                               33,808             575
   Qualcomm                                             290,601          12,397
   Rambus*                                                6,700             142
   Red Hat*                                               1,842              42
   Research In Motion*                                   43,100           5,883
   Sabre Holdings, Cl A                                   9,800             321
   Salesforce.com*                                        3,500             150
   SanDisk*                                             117,100           5,129
   Seagate Technology                                   302,000           7,037
   Silicon Laboratories*                                 25,600             766
   Smith Micro Software*                                 18,500             345
   Solectron*                                            59,180             186
   Spansion, Cl A*                                       34,069             415
   Symantec*                                             78,156           1,352
   SYNNEX*                                                  400               8
   Synopsys (D)*                                         25,386             666
   Talx                                                   5,800             192
   Tech Data (D)*                                        68,211           2,443
   Teradyne*                                             77,400           1,280
   Texas Instruments (D)                                 63,083           1,899
   Trimble Navigation*                                    6,900             185
   Varian Semiconductor Equipment
     Associates*                                         21,300           1,137
   VeriFone Holdings*                                     2,600              95
   Western Digital*                                      72,193           1,213
   Western Union (D)*                                   292,201           6,414
   Xerox*                                                52,039             879
   Xilinx                                                38,500             991
                                                                  --------------
                                                                        215,597
                                                                  --------------

MATERIALS -- 3.2%
   Air Products & Chemicals                              14,600           1,080
   Airgas                                                   300              13
   Albemarle                                              9,900             409
   Alcoa                                                 70,200           2,380
   Allegheny Technologies                                 4,500             480
   Ashland                                               18,800           1,233
   Ball                                                   2,900             133
   Bemis                                                 11,200             374
   Cabot                                                  2,100             100
   Carpenter Technology                                     600              72
   Celanese, Ser A                                        5,800             179
   Commercial Metals                                      8,300             260
   Crown Holdings (D)*                                   91,854           2,247


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   89

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cytec Industries                                       1,300   $          73
   Dow Chemical                                          15,400             706
   E.I. Du Pont de Nemours                                8,400             415
   Eagle Materials                                       17,879             798
   Eastman Chemical                                       1,500              95
   Ecolab                                                18,398             791
   FMC                                                    1,800             136
   Freeport-McMoRan Copper &
     Gold, Cl B                                           8,205             543
   Greif, Cl A                                            7,800             867
   Hecla Mining*                                         49,900             452
   Huntsman (D)                                          30,858             589
   International Flavors & Fragrances                    12,300             581
   International Paper                                   21,200             772
   Lyondell Chemical                                     60,604           1,816
   Methanex                                              41,100             918
   Monsanto                                               1,812             100
   Mosaic*                                               76,363           2,036
   Myers Industries                                       1,700              32
   Nalco Holding*                                         1,700              41
   Newmont Mining                                         1,400              59
   Nova Chemicals                                        40,700           1,260
   Nucor                                                 34,900           2,273
   Owens-Illinois (D)*                                   80,382           2,071
   Pactiv*                                               19,100             644
   PPG Industries                                         5,100             359
   Praxair                                              105,715           6,656
   Rohm & Haas                                           13,500             698
   RPM International                                        700              16
   Sealed Air                                             2,334              74
   Sigma-Aldrich                                          3,894             162
   Smurfit-Stone Container (D)*                         150,195           1,691
   Sonoco Products                                        8,677             326
   Southern Copper                                       39,284           2,815
   Steel Dynamics (D)                                    24,100           1,041
   Temple-Inland                                            671              40
   Titanium Metals*                                       5,054             181
   United States Steel                                    1,700             169
   Valhi                                                  1,789              24
   Valspar                                                3,500              97
   Vulcan Materials (D)                                  22,900           2,667
                                                                  --------------
                                                                         44,044
                                                                  --------------

TELECOMMUNICATION SERVICES -- 2.7%
   Alltel (D)                                            21,513           1,334
   American Tower, Cl A*                                  7,359             287
   AT&T (D)                                             285,304          11,250
   Bell Aliant Regional Communications
     Income Fund (Canada) (H)*                            2,066              53
   CenturyTel                                            61,194           2,765
   Citizens Communications                               27,711             414
   Crown Castle International*                            9,515             306
   Embarq                                                18,172           1,024

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Leap Wireless International*                           8,930   $         589
   Qwest Communications
     International (D)*                                 185,014           1,663
   Rogers Communications, Cl B (D)                       51,400           1,684
   Sprint Nextel (D)                                    148,472           2,815
   Telephone & Data Systems                              41,752           2,489
   US Cellular (D)*                                      64,118           4,710
   Verizon Communications (D)                           131,323           4,980
   Windstream                                            31,752             466
                                                                  --------------
                                                                         36,829
                                                                  --------------

UTILITIES -- 2.8%
   AES*                                                  64,504           1,388
   Allegheny Energy*                                      6,121             301
   Allete                                                   700              33
   Alliant Energy                                        13,784             618
   Ameren                                                20,900           1,051
   American Electric Power (D)                           18,522             903
   Atmos Energy                                          11,500             360
   Centerpoint Energy                                    23,800             427
   CMS Energy                                            65,061           1,158
   Consolidated Edison                                    8,600             439
   Constellation Energy Group                             1,300             113
   Dominion Resources                                     4,497             399
   DPL                                                    4,548             141
   DTE Energy                                             4,300             206
   Duke Energy                                            2,478              50
   Edison International (D)                             105,180           5,167
   El Paso Electric*                                     10,500             277
   Energen (D)                                           43,300           2,204
   Energy East                                            5,900             144
   Entergy                                               18,000           1,889
   Equitable Resources                                    4,200             203
   Exelon                                                 4,074             280
   FirstEnergy                                           22,565           1,495
   FPL Group                                              9,400             575
   Great Plains Energy                                    9,700             315
   Integrys Energy Group                                    800              44
   KeySpan                                               17,100             704
   MDU Resources Group                                    5,370             154
   Mirant*                                               40,000           1,618
   National Fuel Gas                                      8,700             376
   NiSource                                              28,300             692
   Northeast Utilities                                   36,132           1,184
   NRG Energy (D)*                                       19,900           1,434
   NSTAR                                                 12,100             425
   OGE Energy                                            12,000             466
   Oneok                                                 14,600             657
   Pepco Holdings                                         3,400              99
   PG&E (D)                                              38,122           1,840
   Pinnacle West Capital                                 10,800             521
   PPL                                                    5,962             244
   Progress Energy                                       16,700             842


--------------------------------------------------------------------------------
90                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Public Service Enterprise Group                       18,860   $       1,566
   Puget Energy                                          10,024             257
   Questar                                                1,200             107
   Reliant Energy*                                       24,136             490
   SCANA                                                  3,339             144
   Sempra Energy                                          5,492             335
   Southern                                               4,827             177
   TXU (D)                                               38,469           2,466
   UGI                                                   28,700             767
   Vectren                                                3,500             100
   Wisconsin Energy                                         900              44
   Xcel Energy                                           33,352             823
                                                                  --------------
                                                                         38,712
                                                                  --------------

Total Common Stock
   (Cost $1,142,885) ($ Thousands)                                    1,246,156
                                                                  --------------

ASSET-BACKED SECURITIES -- 10.3%

MORTGAGE RELATED SECURITIES -- 10.3%
   ABSC NIM Trust, Ser 2005-HE6,
     Cl A1 (E)
       5.050%, 08/27/35                           $          58              58
   Aames Mortgage Investment Trust,
     Ser 2005-4, Cl B2 (C)
       8.070%, 04/12/07                                     170             145
   Ace Securities, Ser 2003-OP1,
     Cl M1 (C)
       6.020%, 04/26/07                                     500             502
   Aegis Asset-Backed Securities Trust,
     Ser 2003-3, Cl M1 (C)
       6.020%, 04/25/07                                      69              69
   American Home Mortgage Assets,
     Ser 2006-3, Cl M5 (C)
       5.940%, 10/25/46                                     250             250
   American Home Mortgage Investment
     Trust, Ser 2005-1, Cl 6A (C)
       5.294%, 04/25/07                                   4,835           4,839
   American Home Mortgage Investment
     Trust, Ser 2005-4, Cl 5A (C)
       5.350%, 04/25/07                                   2,241           2,249
   American Home Mortgage Investment
     Trust, Ser 2006-1, Cl 2A3 (C)
       5.100%, 04/25/07                                   1,306           1,294
   Ameriquest Mortgage Securities,
     Ser 2003-2, Cl M1 (C)
       6.220%, 04/25/07                                     427             427
   Ameriquest Mortgage Securities,
     Ser 2004-FR1, Cl A4
       3.243%, 05/25/34                                     159             158
   Argent Securities, Ser 2003-W5,
     Cl M1 (C)
       6.020%, 04/25/07                                     250             252

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Argent Securities, Ser 2003-W9,
     Cl M1 (C)
       6.010%, 04/26/07                           $         343   $         345
   Asset-Backed Funding Certificates,
     Ser 2005-AQ1, Cl A2 (G)
       4.300%, 06/25/35                                     759             749
   Asset-Backed Funding NIM Trust,
     Ser 2005-WMC1, Cl N1 (E)
       5.900%, 07/26/35                                      33              33
   Asset-Backed Securities Home Equity
     Loan Trust, Ser 2003-HE5, Cl M1 (C)
       6.070%, 04/15/07                                     547             549
   Banc of America Commercial Mortgage,
     Ser 2006-2, Cl A1
       5.611%, 04/01/07                                     708             716
   Bear Stearns Asset-Backed Securities,
     Ser 2005-HE11, Cl A1 (E)
       5.500%, 11/25/35                                     128             128
   Bear Stearns Asset-Backed Securities,
     Ser 2007-AQ2, Cl A1 (C)
       5.420%, 04/30/07                                   2,482           2,482
   Bear Stearns Asset-Backed Securities,
     Ser 2007-HE3, Cl 1A1 (C)
       5.440%, 04/30/07                                   2,474           2,474
   Carrington Mortgage Loan Trust,
     Ser 2007-FRE1, Cl A1
       5.440%, 04/25/37                                   2,721           2,721
   Chase Funding Mortgage Loan,
     Ser 2003-6, Cl 1A3
       3.340%, 05/25/26                                     468             462
   Conseco Finance, Ser 2001-C, Cl A4
       6.190%, 03/15/30                                     354             355
   Countrywide Alternative Loan Trust,
     Ser 2004-33, Cl 1A1 (C)
       4.989%, 04/01/07                                     711             721
   Countrywide Alternative Loan Trust,
     Ser 2005-69, Cl M3 (C)
       6.470%, 04/27/07                                     235             238
   Countrywide Alternative Loan Trust,
     Ser 2005-IM1, Cl M3 (C)
       7.320%, 04/27/07                                     375             348
   Countrywide Alternative Loan Trust,
     Ser 2006-OA11, Cl M3 (C)
       5.750%, 04/30/07                                     500             501
   Countrywide Alternative Loan Trust,
     Ser 2006-OA16, Cl M5 (C)
       5.870%, 10/25/46                                     225             214
   Countrywide Asset-Backed Certificates,
     Ser 2003-5, Cl MV2 (C)
       6.920%, 01/25/34                                     289             291
   Countrywide Asset-Backed Certificates,
     Ser 2005-7, Cl MV8 (C)
       6.770%, 04/27/07                                     250             244


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   91

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Asset-Backed Certificates,
     Ser 2006-S1, Cl A2
       5.549%, 08/25/21                            $      1,600   $       1,596
   Countrywide Home Equity Loan Trust,
     Ser 2006-D, Cl 2A (C)
       5.520%, 04/30/07                                   1,783           1,782
   Countrywide Home Loans,
     Ser 2004-22, Cl A1 (C)
       5.090%, 04/01/07                                     464             462
   Countrywide Home Loans,
     Ser 2006-OA4, Cl M4 (C)
       6.140%, 04/27/07                                     285             290
   Countrywide Home Loans,
     Ser 2006-OA4, Cl M5 (C)
       6.190%, 04/27/07                                     195             197
   Countrywide Home Loans,
     Ser 2006-OA5, Cl 1M4 (C)
       6.370%, 04/27/07                                     275             274
   Countrywide Home Loans,
     Ser 2007-HYB1, Cl 1A1 (C)
       5.616%, 03/25/37                                   1,963           1,971
   Credit-Based Asset Servicing,
     Ser 2007-CB3, Cl A1 (G)
       5.766%, 04/25/37                                   4,681           4,685
   DSLA Mortgage Loan Trust,
     Ser 2004-AR4, Cl B1 (C)
       5.920%, 04/19/07                                     346             349
   FBR Securitization Trust, Ser 2005-2,
     Cl M10 (C)
       7.570%, 04/28/07                                     100              83
   FBR Securitization Trust, Ser 2005-4,
     Cl M11 (C)
       7.320%, 04/27/07                                     210             198
   FBR Securitization Trust, Ser 2005-4,
     Cl M12 (C)
       7.320%, 04/27/07                                      77              76
   FBR Securitization Trust, Ser 2005-5,
     Cl M12 (C)
       7.570%, 04/27/07                                     118             108
   First Franklin Mortgage Loan Asset,
     Ser 2006-FF11, Cl M1 (C)
       5.570%, 08/25/36                                   3,500           3,486
   First Franklin Mortgage Loan,
     Ser 2003-FF5, Cl M6 (C)
       8.820%, 04/25/07                                      27              16
   First Franklin Mortgage Loan,
     Ser 2005-FF4, Cl 2A3 (C)
       5.540%, 04/25/07                                   1,400           1,400
   First Franklin Mortgage Loan,
     Ser 2005-FFH4, Cl N1 (E)
       5.682%, 12/25/35                                      36              36
   First Horizon Alternative Mortgage Trust,
     Ser 2006-AA6, Cl 2A1 (C)
       5.706%, 04/01/07                                   4,126           4,153

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   First Horizon Asset Securities,
     Ser 2006-AR3, Cl 1A1 (C)
       5.702%, 04/01/07                           $         815   $         820
   GE-WMC Mortgage Securities NIM Trust,
     Ser 2005-2A, Cl N1 (E)
       5.500%, 01/25/36                                     135             134
   GMAC Mortgage Loan Trust,
     Ser 2004-HE2, Cl A2 (C)
       2.880%, 04/25/07                                     180             176
   GMAC Mortgage Loan Trust,
     Ser 2006-HE1, Cl A (C)
       5.530%, 04/25/07                                   3,900           3,896
   GS Mortgage Securities, Ser 2006-GG6,
     Cl AM (C)
       5.622%, 04/10/38                                   3,800           3,858
   GSAA Home Equity NIM Trust,
     Ser 2006-3N, Cl N1 (E)
       5.750%, 03/25/36                                      11              10
   GSAMP Trust, Ser 2007-HE2, Cl A2A
       5.440%, 04/25/37                                   3,100           3,100
   Greenwich Capital Commercial Funding,
     Ser 2006-GG7, Cl AM (C)
       6.110%, 07/10/38                                   2,100           2,188
   Hasco NIM Trust, Ser 2006-OP2A,
     Cl A (E)
       5.856%, 01/26/36                                      29              29
   Holmes Financing, Ser 2006-10A,
     Cl 1C (C) (E)
       5.630%, 04/16/07                                     600             600
   Home Equity Asset Trust, Ser 2003-4,
     Cl M2 (C)
       7.220%, 04/25/07                                     370             370
   Home Equity Asset Trust, Ser 2005-4,
     Cl 2A1 (C)
       5.410%, 04/25/07                                       3               3
   Home Equity Asset Trust, Ser 2005-7N,
     Cl A (E)
       6.500%, 02/27/36                                     298             209
   Home Equity Asset Trust, Ser 2005-9N,
     Cl A (E)
       6.500%, 05/27/36                                     136              95
   Home Equity Asset Trust, Ser 2006-1N,
     Cl 1A (E)
       6.500%, 05/27/36                                      78              59
   Home Equity Mortgage Trust,
     Ser 2006-5, Cl A1 (G)
       5.500%, 01/25/37                                   2,985           2,993
   IMPAC CMB Trust, Ser 2004-10,
     Cl 4M1 (C)
       5.920%, 03/25/35                                     430             432
   IMPAC NIM Trust, Ser 2006-1, Cl N (E)
       6.000%, 03/25/36                                      28              28


--------------------------------------------------------------------------------
92                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   IMPAC Secured Assets CMO Owners
     Trust, Ser 2006-3, Cl A4 (C)
       5.410%, 04/27/07                           $       2,673   $       2,673
   IMPAC Secured Assets CMO Owners
     Trust, Ser 2007-1, Cl A1 (C)
       5.380%, 04/25/07                                   6,498           6,495
   IMPAC Secured Assets, Ser 2007-2,
     Cl 1A1A (C)
       5.430%, 04/25/37                                   3,719           3,719
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR12, Cl M2 (C)
       5.870%, 09/25/46                                     235             234
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR2, Cl M6 (C)
       7.070%, 04/25/46                                     240             244
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR4, Cl M4 (C)
       6.020%, 04/25/07                                     165             165
   JPMorgan Chase Commercial Mortgage,
     Ser 2006-LDP7, Cl AM (C)
       5.875%, 04/01/07                                   2,700           2,803
   JPMorgan Mortgage Acquisition,
     Ser 2006-RM1, Cl A2 (C)
       5.400%, 04/27/07                                     774             774
   JPMorgan Mortgage Acquisition,
     Ser 2006-WF1, Cl A1B (C)
       5.420%, 04/30/07                                     986             986
   Lehman XS Trust, Ser 2005-5N,
     Cl M3 (C)
       6.320%, 04/25/07                                     600             606
   Lehman XS Trust, Ser 2005-5N,
     Cl M4 (C)
       7.070%, 04/30/07                                     725             688
   Lehman XS Trust, Ser 2005-7N,
     Cl M51 (C)
       6.570%, 04/30/07                                     150             151
   Lehman XS Trust, Ser 2005-7N,
     Cl M7I (C)
       7.070%, 04/27/07                                     325             310
   Lehman XS Trust, Ser 2005-9N,
     Cl M4 (C)
       6.720%, 04/30/07                                     225             230
   Lehman XS Trust, Ser 2005-9N,
     Cl M6 (C)
       7.070%, 04/30/07                                     415             416
   Lehman XS Trust, Ser 2006-11,
     Cl M10 (C)
       7.320%, 04/25/07                                     210             171
   Lehman XS Trust, Ser 2006-12N,
     Cl M4 (C)
       5.870%, 04/25/07                                     270             273
   Lehman XS Trust, Ser 2006-12N,
     Cl M5 (C)
       5.920%, 04/25/07                                     150             150

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lehman XS Trust, Ser 2006-2N,
     Cl M5 (C)
       6.470%, 04/27/07                           $         240   $         243
   Long Beach Asset Holdings,
     Ser 2006-2, Cl N1 (E)
       5.780%, 04/25/46                                      38              37
   Long Beach Mortgage Loan Trust,
     Ser 2006-WL1, Cl 1A3 (C)
       5.650%, 04/27/07                                     718             720
   Master Adjustable Rate Mortgage Trust,
     Ser 2005-2, Cl 3A1 (C)
       4.770%, 04/01/07                                     901             907
   Master Asset-Backed Securities NIM
     Trust, Ser 2006-CI13, Cl N1 (E)
       7.000%, 12/25/35                                      85              83
   Master Asset-Backed Securities NIM
     Trust, Ser 2006-CI14, Cl N1 (E)
       6.000%, 07/26/35                                      34              34
   Merrill Lynch Mortgage Investors,
     Ser 2005-A4, Cl 1A (C)
       4.762%, 04/01/07                                     735             740
   Merrill Lynch Mortgage Investors,
     Ser 2005-FF6, Cl N1 (E)
       4.500%, 05/25/36                                      59              59
   Merrill Lynch Mortgage Investors,
     Ser 2006-1, Cl 1A (C)
       5.350%, 02/25/36                                   2,081           2,113
   Merrill Lynch Mortgage Investors,
     Ser 2006-MLN1, Cl A2A (C)
       5.390%, 04/29/07                                     831             831
   Merrill Lynch Mortgage Investors,
     Ser 2006-RM4, Cl A2A (C)
       5.400%, 04/27/07                                   1,325           1,325
   Merrill Lynch Mortgage Investors,
     Ser 2007-HE2, Cl A2A (C)
       5.440%, 04/30/07                                   2,981           2,981
   Morgan Stanley Capital I,
     Ser 2003-NC10, Cl M1 (C)
       6.000%, 04/27/07                                     583             583
   Morgan Stanley Dean Witter Capital I,
     Ser 2003-NC1, Cl M2 (C)
       8.395%, 04/27/07                                     194             194
   New Century Home Equity Loan Trust,
     Ser 2003-B, Cl M1 (C)
       5.970%, 04/27/07                                     566             568
   New Century Home Equity Loan Trust,
     Ser 2004-A, Cl AII3 (C)
       4.450%, 04/01/07                                     518             515
   New Century Home Equity Loan Trust,
     Ser 2005-A, Cl A2 (G)
       4.461%, 04/25/07                                   1,320           1,308
   Novastar Home Equity Loan,
     Ser 2007-1, Cl A2A (C)
       5.420%, 04/30/07                                   4,467           4,466


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   93

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Option One Mortgage Loan Trust,
     Ser 2003-5, Cl M1 (C)
       5.970%, 04/23/07                           $         350   $         351
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M10 (C) (E)
       7.820%, 04/27/07                                     100              88
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M11 (C) (E)
       7.820%, 04/27/07                                     190             157
   Ownit Mortgage Loan Asset-Backed
     Securities Trust, Ser 2006-1,
     Cl AF1 (G)
       5.424%, 12/25/36                                   2,152           2,141
   Ownit Mortgage Loan NIM Trust,
     Ser 2005-5A, Cl N1 (E)
       5.500%, 10/25/36                                      49              49
   People's Financial Realty Mortgage
     Security, Ser 2006-1, Cl B1 (C)
       7.820%, 04/03/07                                     243             236
   Residential Accredit Loans,
     Ser 2006-Q01, Cl 2A3 (C)
       5.720%, 04/27/07                                     445             448
   Residential Accredit Loans,
     Ser 2006-Q04, Cl N1 (E)
       6.048%, 04/25/46                                     267             266
   Residential Accredit Loans,
     Ser 2006-Q06, Cl M5 (C)
       5.820%, 04/29/07                                     350             349
   Residential Accredit Loans,
     Ser 2006-QO3, Cl M4 (C)
       6.040%, 04/25/07                                     250             250
   Residential Accredit Loans,
     Ser 2006-QO3, Cl M5 (C)
       6.100%, 04/25/07                                     250             250
   Residential Asset Mortgage Products,
     Ser 2003-RS10, Cl AI5
       4.910%, 01/25/31                                     414             412
   Residential Asset Mortgage Products,
     Ser 2006-RZ4, Cl A1 (C)
       5.410%, 04/25/07                                   2,171           2,171
   Residential Asset Mortgage Products,
     Ser 2006-RZ4, Cl M9 (C)
       7.820%, 04/25/07                                     115             101
   Residential Asset Mortgage Products,
     Ser 2007-RS1, Cl A1 (C)
       5.430%, 04/09/07                                   2,275           2,274
   Residential Asset Securitization
     Trust,
     Ser 2004-IP2, Cl 3A1 (C)
       5.274%, 04/25/07                                   1,698           1,706
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2A (C) (E)
       5.420%, 04/25/07                                   2,382           2,382

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2B (C) (E)
       5.470%, 04/25/07                           $       1,000   $       1,000
   SB Finance NIM Trust,
     Ser 2005-HE3, Cl N1 (E)
       4.750%, 09/25/35                                     111             109
   SB Finance NIM Trust,
     Ser 2006-KS4N, Cl N1 (E)
       7.500%, 06/25/36                                      94              94
   SLM Student Loan Trust,
     Ser 2006-C, Cl C (C)
       5.754%, 06/28/07                                   1,000             991
   Saco I Trust, Ser 2005-10,
     Cl 2A1 (C)
       5.580%, 04/30/07                                   3,961           3,964
   Sail NIM Notes, Ser 2005-11A,
     Cl A (E)
       7.500%, 01/27/36                                     259              88
   Sail NIM Notes, Ser 2006-BC1A,
     Cl A (E)
       7.000%, 03/27/36                                     187              41
   Sharps SP I LLC NIM Trust,
     Ser 2005-HE3N, Cl N (E)
       5.000%, 05/25/35                                     139             139
   Structured Adjustable Rate Mortgage
     Loan, Ser 2005-16XS, Cl M2 (C)
       6.220%, 04/25/07                                     505             508
   Structured Asset Investment Loan,
     Ser 2005-4, Cl M11 (C)
       7.820%, 04/25/07                                     250             235
   Structured Asset Mortgage
     Investments,
     Ser 2006-AR1, Cl B4 (C)
       6.270%, 04/27/07                                     191             193
   Structured Asset Mortgage
     Investments,
     Ser 2006-AR1, Cl B5 (C)
       6.370%, 04/27/07                                     121             122
   Structured Asset Securities,
     Ser 2005-NC1, Cl A2 (G)
       3.920%, 02/25/35                                      95              95
   Terwin Mortgage Trust, Ser
     2006-2HGS,
     Cl A1 (C) (E)
       4.500%, 03/25/37                                   2,875           2,849
   Terwin Mortgage Trust, Ser
     2006-2HGS,
     Cl AX, IO (C) (E)
       20.000%, 03/25/37                                    324              --
   Terwin Mortgage Trust, Ser
     2006-2HGS,
     Cl B1 (C) (E)
       6.100%, 04/25/07                                     300             299
   Terwin Mortgage Trust, Ser 2006-4SL,
     Cl A1 (C) (E)
       4.500%, 05/25/37                                   2,891           2,868
   Terwin Mortgage Trust, Ser 2006-4SL,
     Cl AX, IO (C) (E)
       20.000%, 05/25/37                                  1,331               1


--------------------------------------------------------------------------------
94                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Terwin Mortgage Trust, Ser 2006-6,
     Cl A1 (C)
       4.500%, 07/25/37                           $       1,239   $       1,229
   Terwin Mortgage Trust, Ser 2006-HF1,
     Cl A1A (C) (E)
       4.500%, 02/25/37                                     775             771
   Wachovia Student Loan Trust,
     Ser 2006-1, Cl B (C) (E)
       5.590%, 06/29/07                                   3,200           3,207
   Wamu Mortgage Pass-Through
     Certificates, Ser 2007-HY4,
       Cl 1A1 (C)
       5.575%, 04/01/07                                   5,000           5,006
   Wells Fargo Home Equity Trust,
     Ser 2004-2, Cl M8A (C) (E)
       8.320%, 04/28/07                                     300             236
                                                                  --------------
Total Asset-Backed Securities
   (Cost $140,601) ($Thousands)                                         140,447
                                                                  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 4.0%

   FHLMC TBA
       6.000%, 04/01/16                                   1,000           1,016
   FHLMC
       6.000%, 11/01/21                                   1,000           1,017
   FNMA
       5.500%, 11/01/20-03/01/21                         15,888          15,929
       5.500%, 06/01/21 (A)                                   3               3
   FNMA ARM
       5.581%, 05/01/36                                   1,802           1,816
       5.504%, 05/01/36                                     946             952
   FNMA TBA
       6.000%, 04/30/20                                   1,000           1,016
       5.500%, 04/30/22                                  13,000          13,028
       5.500%, 04/30/35                                   3,900           3,859
       5.000%, 04/30/20                                  12,300          12,127
   GNMA ARM
       5.500%, 04/30/07                                     502             505
       5.000%, 02/20/35                                     397             400
       4.500%, 08/24/34-06/20/36                          1,494           1,500
       4.000%, 06/20/34-01/20/36                          1,356           1,361
       3.750%, 03/20/34                                     488             486
                                                                  --------------
Total U.S. Government Agency Mortgage-Backed
   Obligations
   (Cost $54,695) ($ Thousands)                                          55,015
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (B) -- 3.3%

FINANCIALS -- 3.3%
   American Express
       5.261%, 04/06/07                           $       8,000   $       7,994
   General Electric Capital
       5.248%, 04/02/07                                   9,000           8,999
   HSBC Finance
       5.268%, 04/09/07                                   9,000           8,989
   LaSalle Bank
       5.242%, 04/05/07                                   4,000           3,998
   Merrill Lynch
       5.265%, 04/10/07                                   8,000           7,989
   Prudential Finance
       5.253%, 04/12/07                                   3,000           2,995
   Prudential Funding LLC
       5.271%, 05/01/07                                   4,000           3,983
                                                                  --------------
Total Commercial Paper
   (Cost $44,947) ($ Thousands)                                          44,947
                                                                  --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.2%

   FHLMC (A) (F)
       5.248%, 11/09/07                                   9,500           9,204
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
       5.000%, 08/01/35                                   5,128           1,204
   FHLMC CMO STRIPS, Ser 233, Cl 12, IO
       5.000%, 09/15/35                                   1,139             268
   FNMA
       5.204%, 06/06/07 (A) (F)                              25              25
       5.204%, 06/27/07                                     960             948
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
       5.000%, 11/01/35                                     422              98
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
       5.000%, 08/01/35                                  20,793           4,881
   FNMA CMO STRIPS, Ser 377, Cl 2, IO
       5.000%, 10/01/36                                     790             190
                                                                  --------------
   Total U.S. Government Agency Obligations
     (Cost $16,917) ($ Thousands)                                        16,818
                                                                  --------------


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   95

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 0.9%

CONSUMER DISCRETIONARY -- 0.1%
   COX Communications
       4.625%, 06/01/13                           $         375   $         359
   Comcast
       5.300%, 01/15/14                                     470             464
   Time Warner
       6.875%, 05/01/12                                     375             399
                                                                  --------------
                                                                          1,222
                                                                  --------------
ENERGY -- 0.0%
   Kinder Morgan Energy Partners
       5.000%, 12/15/13                                     375             363
                                                                  --------------
FINANCIALS -- 0.6%
   Bear Stearns
       5.350%, 02/01/12                                     390             391
   CIT Group
       5.000%, 02/13/14                                     500             486
   Credit Suisse First Boston USA
       6.500%, 01/15/12                                     250             263
   Genworth Financial
       5.750%, 06/15/14                                     375             382
   Goldman Sachs Group
       5.500%, 11/15/14                                     750             748
   Household Finance
       6.375%, 10/15/11                                     375             391
   iStar Financial, Ser 1
       5.875%, 03/15/16                                     250             248
   JPMorgan Chase
       5.125%, 09/15/14                                     375             369
   Lehman Brothers Holdings MTN
       5.750%, 05/17/13                                     125             128
       5.500%, 04/04/16                                     250             249
   Lincoln National (C)
       6.050%, 04/20/67                                     830             811
   Merrill Lynch
       6.050%, 05/16/16                                     375             385
   Morgan Stanley
       4.750%, 04/01/14                                     375             356
   Morgan Stanley MTN, Ser G (C)
       5.660%, 04/04/07                                     380             380
   Residential Capital
       6.500%, 04/17/13                                     630             624
   Shinsei Finance Cayman (C) (E)
       6.418%, 01/29/49                                     400             404
   Simon Property Group+
       5.750%, 12/01/15                                     250             253
       5.600%, 09/01/11                                     210             213

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Wachovia
       5.300%, 10/15/11                           $         680   $         684
       4.875%, 02/15/14                                     250             242
   Washington Mutual Preferred
     Funding (C) (E)
       6.534%, 03/15/49                                     400             393
                                                                  --------------
                                                                          8,400
                                                                  --------------
HEALTH CARE -- 0.1%
   Aetna
       5.750%, 06/15/11                                     375             383
   Teva Pharmaceutical Finance LLC
       5.550%, 02/01/16                                     375             368
   Wellpoint
       6.800%, 08/01/12                                     250             267
                                                                  --------------
                                                                          1,018
                                                                  --------------
INDUSTRIALS -- 0.0%
   Lafarge
       6.150%, 07/15/11                                     230             237
                                                                  --------------
TELECOMMUNICATION SERVICES -- 0.0%
   Vodafone Group PLC
       5.625%, 02/27/17                                     230             228
       5.350%, 02/27/12                                      80              80
                                                                  --------------
                                                                            308
                                                                  --------------
UTILITIES -- 0.1%
   Dominion Resources
       4.750%, 12/15/10                                     250             247
   Exelon Generation
       6.950%, 06/15/11                                     375             393
                                                                  --------------
                                                                            640
                                                                  --------------
Total Corporate Obligations
   (Cost $11,949) ($ Thousands)                                          12,188
                                                                  --------------

CASH EQUIVALENT -- 4.8%
   SEI Daily Income Trust
     Prime Obligation Fund,
     Cl A, 5.180%**++                                65,125,144          65,125
                                                                  --------------
Total Cash Equivalent
   (Cost $65,125) ($ Thousands)                                          65,125
                                                                  --------------


--------------------------------------------------------------------------------
96                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (B) -- 0.5%
   U.S. Treasury Bill (A)
       5.081%, 05/24/07                           $       2,756   $       2,737
   U.S. Treasury Bond
       2.375%, 04/15/11                                   4,007           4,059
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $6,741) ($ Thousands)                                            6,796
                                                                  --------------
Total Investments -- 116.1%
   (Cost $1,483,860) ($ Thousands)                                $   1,587,492
                                                                  ==============

COMMON STOCK SOLD SHORT -- (11.4)%

CONSUMER DISCRETIONARY -- (3.0)%
   Advance Auto Parts                                   (29,400)         (1,133)
   Amazon.com*                                          (37,000)         (1,472)
   Apollo Group, Cl A*                                  (11,517)           (506)
   Barnes & Noble                                       (28,800)         (1,136)
   Beazer Homes USA                                     (12,480)           (362)
   Burger King Holdings                                  (4,482)            (97)
   Career Education*                                    (63,337)         (1,932)
   Circuit City Stores                                  (34,400)           (637)
   Coldwater Creek*                                     (62,900)         (1,276)
   Corinthian Colleges*                                 (58,000)           (798)
   Dick's Sporting Goods*                               (14,400)           (839)
   Discovery Holding, Cl A*                            (273,862)         (5,239)
   Dollar General Stores                                 (6,400)           (135)
   Eastman Kodak                                        (17,600)           (397)
   Ford Motor                                          (186,700)         (1,473)
   Gentex                                              (247,439)         (4,021)
   H&R Block                                            (55,500)         (1,168)
   Hearst-Argyle Television                              (3,638)            (99)
   Hilton Hotels                                        (22,800)           (820)
   International Game Technology                        (13,114)           (530)
   International Speedway, Cl A                          (1,168)            (60)
   ITT Educational Services*                             (8,464)           (690)
   MDC Holdings                                         (46,025)         (2,212)
   MGM Mirage                                           (15,700)         (1,091)
   News, Cl A                                           (17,800)           (412)
   O'Reilly Automotive*                                 (66,500)         (2,201)
   Pulte Homes                                          (51,186)         (1,354)
   Quiksilver*                                          (87,500)         (1,015)
   R.H. Donnelley                                        (3,490)           (247)
   Sally Beauty Holdings                                (69,000)           (634)
   Scientific Games, Cl A*                              (79,400)         (2,607)
   Standard-Pacific                                     (75,860)         (1,583)
   Tiffany                                              (16,004)           (728)
   Tractor Supply*                                      (24,900)         (1,282)
   Wynn Resorts*                                         (2,927)           (278)
   XM Satellite Radio Holdings, Cl A*                   (66,700)           (862)
                                                                  --------------
                                                                        (41,326)
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
CONSUMER STAPLES -- (0.1)%
   Hansen Natural*                                       (6,700)  $        (254)
   J.M. Smucker                                         (13,169)           (702)
   Whole Foods Market                                      (399)            (18)
                                                                  --------------
                                                                           (974)
                                                                  --------------
ENERGY -- (1.5)%
   Arch Coal                                            (48,300)         (1,482)
   Cameco                                               (41,900)         (1,715)
   Consol Energy                                         (2,500)            (98)
   Diamond Offshore Drilling                             (3,600)           (291)
   Enbridge                                             (43,100)         (1,407)
   Helix Energy Solutions Group*                        (32,400)         (1,208)
   Helmerich & Payne                                     (8,129)           (247)
   Overseas Shipholding Group                           (43,589)         (2,729)
   Peabody Energy                                       (28,300)         (1,139)
   Pogo Producing                                       (57,262)         (2,754)
   Quicksilver Resources*                               (47,387)         (1,884)
   Rowan                                                (35,900)         (1,166)
   Smith International                                  (15,500)           (745)
   Tetra Technologies*                                  (49,200)         (1,216)
   Tidewater                                             (5,394)           (316)
   Ultra Petroleum*                                     (26,400)         (1,403)
   W&T Offshore                                         (41,100)         (1,189)
                                                                  --------------
                                                                        (20,989)
                                                                  --------------
FINANCIALS -- (1.4)%
   American Capital Strategies                          (39,921)         (1,769)
   BlackRock                                                (74)            (12)
   Capitol Federal Financial                            (32,200)         (1,217)
   Commerce Bancorp                                     (21,100)           (704)
   East West Bancorp                                    (17,797)           (654)
   Hudson City Bancorp                                 (445,904)         (6,100)
   IntercontinentalExchange*                             (7,549)           (923)
   Leucadia National                                   (103,906)         (3,057)
   Marsh & McLennan                                      (4,500)           (132)
   MBIA                                                  (7,084)           (464)
   Nasdaq Stock Market*                                 (11,700)           (344)
   New York Community Bancorp                           (47,606)           (837)
   People's Bank                                        (31,100)         (1,381)
   Protective Life                                       (1,678)            (74)
   SLM                                                  (12,813)           (524)
   T. Rowe Price Group                                   (4,800)           (227)
   Valley National Bancorp                              (60,843)         (1,536)
                                                                  --------------
                                                                        (19,955)
                                                                  --------------
HEALTH CARE -- (1.5)%
   Advanced Medical Optics                              (28,200)         (1,049)
   Affymetrix*                                          (38,800)         (1,167)
   Amylin Pharmaceuticals*                              (55,751)         (2,083)
   Boston Scientific*                                   (70,778)         (1,029)


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   97

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Brookdale Senior Living                              (56,540)  $      (2,525)
   Cooper                                               (16,819)           (818)
   Millennium Pharmaceuticals*                         (103,100)         (1,171)
   Omnicare                                             (28,100)         (1,118)
   Pharmaceutical Product Development                   (89,188)         (3,005)
   Respironics*                                         (28,700)         (1,205)
   Tenet Healthcare*                                   (262,100)         (1,685)
   Thermo Fisher Scientific*                            (18,700)           (874)
   Varian Medical Systems*                               (1,100)            (52)
   VCA Antech*                                           (8,342)           (303)
   Vertex Pharmaceuticals*                              (72,500)         (2,033)
                                                                  --------------
                                                                        (20,117)
                                                                  --------------
INDUSTRIALS -- (1.0)%
   Avis Budget Group                                     (8,700)           (238)
   Corporate Executive Board                            (14,353)         (1,090)
   Covanta Holding*                                     (77,100)         (1,710)
   DRS Technologies                                      (6,964)           (363)
   Expeditors International Washington                  (21,200)           (876)
   Fastenal                                             (30,470)         (1,068)
   JetBlue Airways*                                     (63,500)           (731)
   Monster Worldwide*                                    (5,242)           (248)
   MSC Industrial Direct, Cl A                           (9,660)           (451)
   Oshkosh Truck                                         (1,600)            (85)
   Republic Services                                     (8,236)           (229)
   Southwest Airlines                                  (216,674)         (3,185)
   Spirit Aerosystems Holdings, Cl A*                   (45,766)         (1,458)
   Thomas & Betts                                        (3,464)           (169)
   URS*                                                  (2,492)           (106)
   UTI Worldwide                                        (41,000)         (1,008)
                                                                  --------------
                                                                        (13,015)
                                                                  --------------
INFORMATION TECHNOLOGY -- (2.3)%
   Advanced Micro Devices*                              (82,900)         (1,083)
   Altera                                               (54,200)         (1,083)
   Avid Technology*                                     (25,000)           (872)
   BEA Systems*                                         (30,613)           (355)
   CACI International, Cl A*                             (4,400)           (206)
   Ceridian*                                            (36,000)         (1,254)
   Ciena*                                               (21,637)           (605)
   Dolby Laboratories, Cl A*                             (7,866)           (271)
   Equinix*                                             (15,800)         (1,353)
   F5 Networks*                                         (20,891)         (1,393)
   Factset Research Systems                              (5,257)           (330)
   Fair Isaac                                           (40,880)         (1,581)
   First Data                                           (38,262)         (1,029)
   Intersil, Cl A                                       (49,877)         (1,321)
   Juniper Networks*                                     (5,906)           (116)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Linear Technology                                    (12,328)  $        (390)
   Maxim Integrated Products                            (18,800)           (553)
   Mettler Toledo International*                         (1,408)           (126)
   Micron Technology*                                   (90,400)         (1,092)
   NAVTEQ*                                              (35,400)         (1,221)
   Novell*                                              (31,400)           (227)
   Paychex                                             (119,828)         (4,538)
   PMC-Sierra*                                         (223,456)         (1,566)
   QLogic*                                              (56,088)           (954)
   Rambus*                                              (67,202)         (1,428)
   Red Hat*                                             (69,075)         (1,584)
   Riverbed Technology*                                  (8,879)           (246)
   Salesforce.com*                                      (42,073)         (1,802)
   SanDisk*                                             (50,149)         (2,197)
   Silicon Laboratories*                                (11,430)           (342)
   Unisys*                                              (77,500)           (653)
   VeriFone Holdings*                                    (1,315)            (48)
                                                                  --------------
                                                                        (31,819)
                                                                  --------------
MATERIALS -- (0.4)%
   Ivanhoe Mines*                                      (116,700)         (1,340)
   Louisiana-Pacific                                    (28,920)           (580)
   Martin Marietta Materials                             (1,700)           (230)
   Mosaic                                               (75,800)         (2,021)
   Packaging Corp. of America                            (6,003)           (146)
   Potash of Saskatchewan                                (5,800)           (928)
                                                                  --------------
                                                                         (5,245)
                                                                  --------------
TELECOMMUNICATION SERVICES -- (0.2)%
   Alltel                                                  (755)            (47)
   American Tower, Cl A*                                 (1,340)            (52)
   Crown Castle International*                           (5,962)           (192)
   NeuStar, Cl A*                                       (21,000)           (597)
   SBA Communications, Cl A*                            (50,493)         (1,492)
   Windstream                                           (29,050)           (427)
                                                                  --------------
                                                                         (2,807)
                                                                  --------------
UTILITIES -- 0.0%
   Aqua America                                            (683)            (15)
                                                                  --------------
Total Common Stock Sold Short
   (Proceeds $(155,195)) ($ Thousands)                                 (156,262)
                                                                  --------------


--------------------------------------------------------------------------------
98                   SEI Asset Allocation Trust / Annual Report / March 31, 2007

Futures -- A summary of the open futures contracts held by the Fund at March 31, 2007, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                   APPRECIATION
TYPE OF                                 NUMBER OF   EXPIRATION   (DEPRECIATION)
CONTRACT                                CONTRACTS         DATE    ($ THOUSANDS)
--------------------------------------------------------------------------------
90-Day Euro$                                  (64)    Mar-2008   $          (56)
90-Day Euro$                                   (6)    Mar-2009               (5)
90-Day Euro$                                  (38)    Mar-2010              (33)
90-Day Euro$                                  (11)    Mar-2011               (7)
90-Day Euro$                                   30     Jun-2007                5
90-Day Euro$                                   12     Jun-2008               (1)
90-Day Euro$                                  (39)    Jun-2009              (41)
90-Day Euro$                                  (34)    Jun-2010              (27)
90-Day Euro$                                    2     Jun-2011                1
90-Day Euro$                                  (46)    Sep-2007                3
90-Day Euro$                                  (12)    Sep-2008              (10)
90-Day Euro$                                  (39)    Sep-2009              (39)
90-Day Euro$                                  (18)    Sep-2010               (9)
90-Day Euro$                                    3     Sep-2011                1
90-Day Euro$                                  (42)    Dec-2007              (26)
90-Day Euro$                                  (44)    Dec-2008              (38)
90-Day Euro$                                  (39)    Dec-2009              (37)
90-Day Euro$                                  (18)    Dec-2010               (9)
S&P 500 Index                                 734     Jun-2007            4,396
U.S. 5-Year Note                                1     Jun-2007               --
U.S. 2-Year Note                               62     Jun-2007               39
U.S. 10-Year Note                             (31)    Jun-2007                6
U.S. Long Treasury Bond                        17     Jun-2007               (6)
                                                                 --------------
                                                                 $        4,107
                                                                 ==============

Swaps -- At March 31, 2007, the following Credit Default Swap agreements were outstanding (see Note 2 in Notes to Financial Statements):

---------------------------------------------------------------------------------------------------------
                                                                                           NET UNREALIZED
                                                                               NOTIONAL      APPRECIATION
                                                            EXPIRATION           AMOUNT    (DEPRECIATION)
DESCRIPTION                                                       DATE    ($ THOUSANDS)     ($ THOUSANDS)
---------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.270% (1.080%
   per annum) times notional amount of Southwest
   Airlines Co., 6.500%, 03/01/12. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: Merrill Lynch)                              12/20/11         $    750             $  (1)

Fund pays a quarterly payment of 0.450% (1.800%
   per annum) times notional amount of Lubrizol
   Corp., 7.250%, 06/15/35. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                            12/20/11              750                 1

Fund pays a quarterly payment of 0.690% (2.760%
   per annum) times notional amount of Donnelley
   (R.R.) & Sons, 4.950%, 04/01/14. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Merrill Lynch)                  12/20/11              750                 5

Fund pays a quarterly payment of 0.200% (0.800%
   per annum) times notional amount of PPG
   Industries Inc, 7.050%, 08/15/09. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: JP Morgan Chase)                12/20/11              750                (4)

Fund pays a quarterly payment of 0.450% (1.800%
   per annum) times notional amount of Lubrizol
   Corp., 7.250%, 06/15/25. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: Merrill Lynch)                              12/20/11              750                (6)

Fund pays a quarterly payment of 0.440% (1.760%
   per annum) times notional amount of Autozone,
   Inc., 5.875%, 10/15/12. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: Bank of America)                            12/20/13              750                (5)

Fund pays a quarterly payment of 0.475% (1.900%
   per annum) times notional amount of
   Meadwestavaco Corp., 6.850%, 04/01/12.
   Upon a defined credit event the Fund receives
   the notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)                12/20/11              750                (4)

Fund pays a quarterly payment of 0.460% (1.840%
   per annum) times notional amount of Autozone,
   Inc., 5.875%, 10/15/12. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                            12/20/11              750                (1)

---------------------------------------------------------------------------------------------------------
                                                                                           NET UNREALIZED
                                                                               NOTIONAL      APPRECIATION
                                                            EXPIRATION           AMOUNT    (DEPRECIATION)
DESCRIPTION                                                       DATE    ($ THOUSANDS)     ($ THOUSANDS)
---------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 1.180% (4.720%
   per annum) times notional amount of Gap, Inc.,
   8.800%, 12/15/08. Upon a defined credit event
   the Fund receives the notional amount and
   delivers the defined obligation. (Counterparty:
   JP Morgan Chase)                                           12/20/11    $         750             $   1

Fund pays a quarterly payment of 0.425% (1.700%
   per annum) times notional amount of Eastman
   Chemical, Inc., 7.600%, 02/01/27. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)                12/20/11              750                (1)

Fund pays a quarterly payment of 0.550% (2.200%
   per annum) times notional amount of Black &
   Decker Corp., 7.125%, 06/01/11. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)                12/20/11              750                (5)

Fund pays a quarterly payment of 0.190% (0.760%
   per annum) times notional amount of TJX
   Companies, 7.450%, 12/15/09. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: Bank of America)                            12/20/11              750                (4)

Fund pays a quarterly payment of 0.220% (0.880%
   per annum) times notional amount of Nucor
   Corp., 4.875%, 10/01/12. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: Bank of America)                            12/20/11              750                 5

Fund pays a quarterly payment of 0.130% (0.520%
   per annum) times notional amount of Lowes
   Companies, Inc., 8.250%, 06/01/10. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Merrill Lynch)                  12/20/11              750                (1)

Fund pays a quarterly payment of 1.180% (4.720%
   per annum) times notional amount of Gap, Inc.,
   8.800%, 12/15/08. Upon a defined credit event
   the Fund receives the notional amount and
   delivers the defined obligation. (Counterparty:
   Bank of America)                                           12/20/11              750                --

Fund pays a quarterly payment of 0.770% (3.080%
   per annum) times notional amount of Jones
   Apparel Group, 5.125%, 11/15/14. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: JP Morgan Chase)                12/20/11              750                (8)

Fund pays a quarterly payment of 0.140% (0.560%
   per annum) times notional amount of Pitney
   Bowes, Inc. 4.625%, 10/01/12. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: Bank of America)                            12/20/13            1,500                (2)

Fund pays a quarterly payment of 0.445% (1.780%
   per annum) times notional amount of Darden
   Restaurants, Inc., 7.125%, 02/01/16. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)                12/20/11              750                (1)

Fund pays a quarterly payment of 0.475% (1.900%
   per annum) times notional amount of The
   Limited, Inc., 6.125%, 12/01/12. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)                12/20/11              750                (5)

Fund pays a quarterly payment of 0.550% (2.200%
   per annum) times notional amount of Black &
   Decker Corp., 7.125%, 06/01/11. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: JP Morgan Chase)                12/20/11              750                 4

Fund pays a quarterly payment of 0.900% (3.600%
   per annum) times notional amount of MDC
   Holdings, Inc., 5.500%, 05/15/13. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Merrill Lynch)                  12/20/11              750                (8)

Fund pays a quarterly payment of 0.390% (1.560%
   per annum) times notional amount of Hasbro,
   Inc., 2.750%, 12/01/21. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                            12/20/11              750                (5)

Fund pays a quarterly payment of 0.340% (1.360%
   per annum) times notional amount of Agrium,
   Inc., 8.250%, 02/15/16. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                            12/20/11              750                21


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                   99

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Concluded)

March 31, 2007

---------------------------------------------------------------------------------------------------------
                                                                                           NET UNREALIZED
                                                                               NOTIONAL      APPRECIATION
                                                            EXPIRATION           AMOUNT    (DEPRECIATION)
DESCRIPTION                                                       DATE    ($ THOUSANDS)     ($ THOUSANDS)
---------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.338% (1.352%
   per annum) times notional amount of Whirlpool
   Corp., 7.750%, 07/15/16. Upon a defined credit
   event the Fund receives the notional amount and
   delivers the defined obligation. (Counterparty:
   Merrill Lynch)                                             12/20/11         $    750             $  11

Fund pays a quarterly payment of 0.450% (1.800%
   per annum) times notional amount of
   Weyerhaeuser Company, 6.750%, 03/15/12.
   Upon a defined credit event the Fund receives
   the notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)                12/20/11              750                 1

Fund pays a quarterly payment of 0.220% (0.880%
   per annum) times notional amount of Nucor
   Corp., 4.875%, 10/01/12. Upon a defined credit
   event the Fund receives the notional amount and
   delivers the defined obligation. (Counterparty:
   JP Morgan Chase)                                           12/20/11              750                 1

Fund pays a quarterly payment of 0.270% (1.080%
   per annum) times notional amount of Southwest
   Airlines Co., 6.500%, 03/01/12. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                            12/20/11              750                (2)

Fund pays a quarterly payment of 0.390% (1.560%
   per annum) times notional amount of Radian
   Group, Inc., 7.750%, 06/01/11. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                            12/20/13              750                (2)

Fund pays a quarterly payment of 0.390% (1.560%
   per annum) times notional amount of Darden
   Restaurants, Inc., 7.125%, 02/01/16. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)                12/20/13              750                (4)

Fund pays a quarterly payment of 0.350% (1.400%
   per annum) times notional amount of MGIC
   Investment Corp., 6.000%, 09/15/16. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)                12/20/13              750                23

Fund pays a quarterly payment of 0.350% (1.400%
   per annum) times notional amount of PMI
   Group, Inc., 6.000%, 09/15/16. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                            12/20/13              750                11

Fund pays a quarterly payment of 0.390% (1.560%
   per annum) times notional amount of Johnson
   Controls, Inc., 7.125%, 07/15/17. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Bank of America)                12/20/13              750                (3)

Fund pays a quarterly payment of 0.350% (1.400%
   per annum) times notional amount of Alcan,
   Inc., 4.875%, 09/15/12. Upon a defined credit
   event the Fund receives the notional amount
   and delivers the defined obligation.
   (Counterparty: Bank of America)                            12/20/13              750                21

Fund pays a quarterly payment of 0.350% (1.400%
   per annum) times notional amount of Radian
   Group Inc., 7.750%, 06/01/11. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: Bank of America)                            12/20/13              750                (1)

Fund pays a quarterly payment of 0.350% (1.400%
   per annum) times notional amount of PMI
   Group, Inc., 6.000%, 09/15/16. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: Bank of America)                            12/20/13              750                22

Fund pays a quarterly payment of 0.350% (1.400%
   per annum) times notional amount of MGIC
   Investment Corp., 6.000%, 03/15/07. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: JP Morgan Chase)                12/20/13              750                (3)

Fund pays a quarterly payment of 0.280% (1.120%
   per annum) times notional amount of Nordstrom,
   Inc., 6.950%, 03/15/28. Upon a defined credit
   event the Fund receives the notional amount and
   delivers the defined obligation. (Counterparty:
   JP Morgan Chase)                                           12/20/13              750                 7

Fund pays a quarterly payment of 0.250% (1.000%
   per annum) times notional amount of Dow
   Chemical, Inc., 6.000%, 10/01/12. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: Merrill Lynch)                  12/20/13              750                 5

---------------------------------------------------------------------------------------------------------
                                                                                           NET UNREALIZED
                                                                               NOTIONAL      APPRECIATION
                                                            EXPIRATION           AMOUNT    (DEPRECIATION)
DESCRIPTION                                                       DATE    ($ THOUSANDS)     ($ THOUSANDS)
---------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.730% (2.920%
   per annum) times notional amount of Masco
   Corp., 5.875%, 07/15/12. Upon a defined credit
   event the Fund receives the notional amount and
   delivers the defined obligation. (Counterparty:
   Bank of America)                                           12/20/13         $    750             $  10

Fund pays a quarterly payment of 0.260% (1.040%
   per annum) times notional amount of Dow
   Chemical, Inc., 6.000%, 10/01/12. Upon a
   defined credit event the Fund receives the
   notional amount and delivers the defined
   obligation. (Counterparty: JP Morgan Chase)                12/20/13              750                 1

Fund pays a quarterly payment of 0.280% (1.120%
   per annum) times notional amount of Nordstrom,
   Inc., 6.950%, 03/15/28. Upon a defined credit
   event the Fund receives notional amount and
   delivers the defined obligation. (Counterparty:
   Merrill Lynch)                                             12/20/13              650                (3)

Fund pays a quarterly payment of 0.320% (1.280%
   per annum) times notional amount of Alcan, Inc.,
   4.875%, 09/15/12. Upon a defined credit event
   the Fund receives the notional amount and
   delivers the defined obligation. (Counterparty:
   Bank of America)                                           12/20/13              750                 1

Fund pays a quarterly payment of 0.450% (1.800%
   per annum) times notional amount of
   Weyerhaeuser Company, 6.750%, 03/15/12.
   Upon a defined credit event the Fund receives
   the notional amount and delivers the defined
   obligation. (Counterparty: Merrill Lynch)                  03/20/12              750                 2

Fund pays a quarterly payment of 0.320% (1.280%
   per annum) times notional amount of Washington
   Mutual Co., 5.250%, 09/15/17. Upon a defined
   credit event the Fund receives the notional
   amount and delivers the defined obligation.
   (Counterparty: JP Morgan Chase)                            03/20/12              700                 5

Fund receives a quarterly payment of 0.400%
   (1.600% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event
   the Fund pays notional amount and takes receipt
   of a defined deliverable obligation.
   (Counterparty: Bank of America)                            12/20/11          (13,800)               88

Fund receives a quarterly payment of 0.400%
   (1.600% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event
   the Fund pays notional amount and takes receipt
   of a defined deliverable obligation.
   (Counterparty: Merrill Lynch)                              12/20/11           (3,750)               25

Fund receives a quarterly payment of 0.400%
   (1.600% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event
   the Fund pays notional amount and takes receipt
   of a defined deliverable obligation.
   (Counterparty: Merrill Lynch)                              12/20/11             (650)                3

Fund receives a quarterly payment of 0.400%
   (1.600% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event
   the Fund pays notional amount and takes receipt
   of a defined deliverable obligation.
   (Counterparty: Merrill Lynch)                              12/20/11          (13,800)               88

Fund receives a quarterly payment of 0.400%
   (1.600% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event
   the Fund pays notional amount and takes receipt
   of a defined deliverable obligation.
   (Counterparty: Bank of America)                            12/20/11             (750)               (1)

Fund receives a monthly payment of 0.440%
   (5.280% per annum) times notional amount of
   ABX.HE.A 07-1 Index. Upon a defined credit
   event the Fund pays notional amount and takes
   receipt of a defined deliverable obligation.
   (Counterparty: Bank of America)                            05/24/46          (18,000)             (498)

Fund receives a monthly payment of 0.640%
   (7.680% per annum) times notional amount of
   ABX.HE.A 07-1 Index. Upon a defined credit
   event the Fund pays notional amount and takes
   receipt of a defined deliverable obligation.
   (Counterparty: Merrill Lynch)                              08/25/37           (1,000)              (16)

Fund receives a monthly payment of 0.440%
   (5.280% per annum) times notional amount of
   ABX.HE.A 07-1 Index. Upon a defined credit
   event the Fund pays notional amount and takes
   receipt of a defined deliverable obligation.
   (Counterparty: Bank of America)                            05/24/46             (500)                7

Fund receives a monthly payment of 0.440%
   (5.280% per annum) times notional amount of
   ABX.HE.A 07-1 Index. Upon a defined credit
   event the Fund pays notional amount and takes
   receipt of a defined deliverable obligation.
   (Counterparty: Bank of America)                            05/24/46             (500)               (7)


--------------------------------------------------------------------------------
100                  SEI Asset Allocation Trust / Annual Report / March 31, 2007

---------------------------------------------------------------------------------------------------------
                                                                               NOTIONAL    NET UNREALIZED
                                                            EXPIRATION           AMOUNT     (DEPRECIATION
DESCRIPTION                                                       DATE    ($ THOUSANDS)     ($ THOUSANDS)
---------------------------------------------------------------------------------------------------------
Fund receives a monthly payment of 0.640% (7.680%
   per annum) times notional amount of ABX.HE.A
   07-1 Index. Upon a defined credit event the
   Fund pays notional amount and takes receipt of
   a defined deliverable obligation.
   (Counterparty: Merrill Lynch)                              08/25/37         $ (1,500)            $  (9)

Fund receives a monthly payment of 0.640% (7.680%
   per annum) times notional amount of ABX.HE.A
   07-1 Index. Upon a defined credit event the
   Fund pays notional amount and takes receipt of
   a defined deliverable obligation.
   (Counterparty: Merrill Lynch)                              08/25/37             (500)              (12)

Fund receives a monthly payment of 0.640% (7.680%
   per annum) times notional amount of ABX.HE.A
   07-1 Index. Upon a defined credit event the
   Fund pays notional amount and takes receipt of
   a defined deliverable obligation.
   (Counterparty: Merrill Lynch)                              08/25/37           (1,500)              (23)
                                                                                                    -----
                                                                                                    $(276)
                                                                                                    =====

Swaps -- At March 31, 2007, the following Total Return Swap agreements were outstanding (see Note 2 in Notes to Financial Statements):

---------------------------------------------------------------------------------------------------------
                                                                               NOTIONAL    NET UNREALIZED
                                                            EXPIRATION           AMOUNT     (DEPRECIATION
DESCRIPTION                                                       DATE    ($ THOUSANDS)     ($ THOUSANDS)
---------------------------------------------------------------------------------------------------------
The Fund receives payment on the monthly reset
   spread from Bank of America - CMBS IG 10Yr
   Index plus 22.5 basis points times the notional
   amount. The Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Bank of America)                            05/01/07    $      12,000    $          (21)

The Fund receives payment on the monthly reset
   spread from Bank of America - CMBS AAA 10Yr
   Index plus 5 basis points times the notional
   amount. The Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Bank of America)                            07/01/07            7,000                (6)

The Fund receives payment on the monthly reset
   spread from Lehman Brothers - CMBS AAA 8.5+
   Index minus 5 basis points times the notional
   amount. The Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Wachovia)                                   06/30/07            5,000                (4)

The Fund receives payment on the monthly reset
   spread from Bank of America - CMBS AAA 10Yr
   Index plus 7.5 basis points times the notional
   amount. The Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: JP Morgan Chase)                            07/31/07           35,000               (31)

The Fund receives payment on the monthly reset
   spread from Bank of America - CMBS AAA 10Yr
   Index plus 8 basis points times the notional
   amount. The Fund receives payment if the return
   on the spread appreciates over the payment
   period and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Bank of America)                            09/28/07           15,000               (13)
                                                                                           --------------
                                                                                           $          (75)
                                                                                           ==============

Percentages are based on Net Assets of $1,366,974 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2007.

+     Real Estate Investments Trust.

++    Investment in Affiliated Registered Investment Company (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)   The rate reported is the effective yield at time of purchase.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(D) All or a portion of this security has been pledged as collateral for securities sold short. The total value of collateral for securities sold short at March 31, 2007 was $490,169 ($ Thousands).

(E) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on March 31, 2007. The coupon on a step bond changes on a specified date.

(H) This security is traded on a foreign stock exchange. The total value of such securities as of March 31, 2007 was $53 ($ Thousands) and represented 0.00% of Net Assets.

ARM -- Adjustable Rate Mortgage

Cl -- Class

CMBS -- Commercial Mortgage-Backed Securities

CMO -- Collateralized Mortgage Obligation

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

IO -- Interest Only

LLC -- Limited Liability Company

MTN -- Medium Term Note

NIM -- Net Interest Margin

PLC -- Public Limited Company

Ser -- Series

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                  101

Statement of Assets and Liabilities ($ Thousands)

March 31, 2007 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        LARGE CAP
                                                                                                                DIVERSIFIED ALPHA
                                                                                                                             FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value+                                                                                               $1,522,367
   Affiliated investment, at value++                                                                                       65,125
   Restricted cash held for securities sold short                                                                           2,473
   Receivable for investment securities sold                                                                               23,911
   Receivable for fund shares sold                                                                                          4,165
   Dividends and interest receivable                                                                                        2,039
   Receivable for variation margin                                                                                             31
   Unrealized appreciation on futures                                                                                           5
   Prepaid Expenses                                                                                                            17
----------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                                         1,620,133
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities sold short+++++                                                                                 156,262
   Payable for investment securities purchased                                                                             93,489
   Payable for fund shares redeemed                                                                                           275
   Payable for variation margin                                                                                                84
   Administration fees payable                                                                                                391
   Investment advisory fees payable                                                                                           437
   Shareholder servicing fees payable Class A                                                                                 213
   Overdraft of foreign currency, at value++++                                                                                 57
   Payable to custodian                                                                                                       460
   Swap contracts at value+++                                                                                               1,441
   Accrued expense payable                                                                                                     50
----------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                                      253,159
----------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                                                                          $1,366,974
==================================================================================================================================
    + Cost of investments and repurchase agreements                                                                     1,418,735
   ++ Cost of affiliated investments                                                                                       65,125
  +++ Cost of swaps                                                                                                        (1,090)
 ++++ Cost of foreign currency                                                                                                (57)
+++++ Proceeds from securities sold short                                                                                (155,195)
NET ASSETS:
   Paid-in-Capital (unlimited authorization -- no par value)                                                       $    1,250,187
   Undistributed net investment income                                                                                         72
   Accumulated net realized gain on investments
     securities sold short, option contracts, futures, credit default
     swaps and foreign currency                                                                                            10,394
   Net unrealized appreciation on investments, securities sold short
     and option contracts                                                                                                 102,565
   Net unrealized appreciation on futures contracts                                                                         4,107
   Net unrealized depreciation on swap contracts                                                                             (351)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                                         $    1,366,974
==================================================================================================================================
Net Asset Value, Offering and Redemption Price Per Share -- Class A                                                $        11.13
                                                                                                               ($1,366,561,706 /
                                                                                                               122,792,306 shares)
==================================================================================================================================
Net Asset Value, Offering and Redemption Price Per Share -- Class I                                                $        11.13
                                                                                                                      ($411,932 /
                                                                                                                    37,002 shares)
==================================================================================================================================

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
102                  SEI Asset Allocation Trust / Annual Report / March 31, 2007

Statement of Operations ($ Thousands)

For the six month period ended March 31, 2007 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        LARGE CAP
                                                                                                                DIVERSIFIED ALPHA
                                                                                                                             FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                                                                              $ 6,211
   Dividends from Affiliated Registered Investment Company                                                                  1,694
   Interest Income                                                                                                          5,106
   Less: Foreign Taxes Withheld                                                                                                (8)
----------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                                                                 13,003
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                                                                                 2,395
   Administration Fees                                                                                                      2,095
   Shareholder Servicing Fees (A)                                                                                           1,497
   Interest Expense on Securities Sold Short                                                                                  455
   Printing Fees                                                                                                               35
   Custodian/Wire Agent Fees                                                                                                   24
   Professional Fees                                                                                                           23
   Trustee Fees                                                                                                                 7
   Registration Fees                                                                                                            5
   Other Expenses                                                                                                              11
----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                                                           6,547
----------------------------------------------------------------------------------------------------------------------------------
   Less:
   Waiver of Investment Advisory Fees                                                                                         (22)
   Waiver of Shareholder Servicing Fees (A)                                                                                  (380)
----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                                                             6,145
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                       6,858
==================================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                                                                                             24,123
   Securities Sold Short                                                                                                   (6,494)
   Futures Contracts                                                                                                        8,841
   Written Options                                                                                                             71
   Swap Contracts                                                                                                             (78)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                                                                             69,012
   Securities Sold Short                                                                                                   (4,643)
   Futures Contracts                                                                                                         (632)
   Written Options                                                                                                            (13)
   Swap Contracts                                                                                                            (412)
   Foreign Currency and Translation of Other Assets
     and Liabilities Denominated in Foreign Currency                                                                            2
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                                $96,635
==================================================================================================================================

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                  103

Statement of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2007 (Unaudited) and the year ended September 30, 2006

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       LARGE CAP DIVERSIFIED
                                                                                                           ALPHA FUND(2)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         10/1/06         12/14/05
                                                                                                      to 3/31/07       to 9/30/06
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                              $    6,858       $    8,870
   Net Realized Gain (Loss) from Investments,
     Securities Sold Short, Futures Contracts,
     Written Options and Swap Contracts                                                                   26,463           (7,358)
   Net Realized Loss on Foreign Currency
     Transactions                                                                                             --               (1)
   Net Change in Unrealized Appreciation
     on Investments, Securities Sold Short,
     Futures Contracts, Written Options and
     Swap Contracts                                                                                       63,312           43,009
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currencies and
     Translation of Other Assets and Liabilities
     Denominated in Foreign Currency                                                                           2               (2)
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
     from Operations                                                                                      96,635           44,518
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                                                                              (9,931)          (5,836)
     Class I                                                                                                  (1)              --
     Net Realized Gains:
     Class A                                                                                              (7,983)              --
----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                                     (17,915)          (5,836)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from Shares Issued                                                                         388,335        1,157,412
     Reinvestment of Dividends & Distributions                                                            17,850            5,833
     Cost of Shares Redeemed                                                                            (200,427)        (119,826)
----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class A Transactions                                                                           205,758        1,043,419
----------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                                                                             608               21
     Reinvestment of Dividends & Distributions                                                                 1               --
     Cost of Shares Redeemed                                                                                (235)              --
----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                                                                               374               21
----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Capital Share Transactions                                                                     206,132        1,043,440
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                                                            284,852        1,082,122
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                                                                            1,082,122               --
----------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                                                                                 $1,366,974       $1,082,122
----------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME
     INCLUDED IN NET ASSETS AT PERIOD END                                                             $       72       $    3,146
==================================================================================================================================

(1)   See Note 4 in Notes to Financial Statements for additional information.

(2) The Large Cap Diversified Alpha Fund commenced operations on December 14, 2005.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
104                  SEI Asset Allocation Trust / Annual Report / March 31, 2007

Financial Highlights

For the period ended March 31, 2007 (Unaudited) and the period ended September 30, 2006

For a Share Outstanding Throughout the Periods

-------------------------------------------------------------------------------------------------------------------------------
                                             Net
                                        Realized
                                             and                          Distributions                      Total
              Net Asset         Net   Unrealized               Dividends           from                 Dividends,
                 Value,  Investment        Gains                from Net       Realized              Distributions   Net Asset
              Beginning      Income  (Losses) on  Total from  Investment        Capital      Return     and Return  Value, End
              of Period      (Loss)   Securities  Operations      Income          Gains  of Capital     of Capital   of Period
--------------------------------------------------------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
  Class A
    2007*        $10.38    $ 0.06(1)     $0.86(1)     $ 0.92      $(0.09)        $(0.08)        $--         $(0.17)     $11.13
    2006(2)       10.00      0.10(1)      0.34(1)       0.44       (0.06)            --          --          (0.06)      10.38
  Class I
    2007*        $10.38    $ 0.04(1)     $0.87(1)     $ 0.91      $(0.08)        $(0.08)        $--         $(0.16)     $11.13
    2006(3)       10.28      0.01(1)      0.09(1)       0.10          --             --          --             --       10.38

                                                                     Ratio of
                                                      Ratio of       Expenses
                                                      Expenses     to Average   Ratio of Net
                                                    to Average     Net Assets     Investment
                                        Ratio of    Net Assets     (Excluding         Income
                          Net Assets    Expenses    (Excluding      Fees Paid         (Loss)   Portfolio
                Total  End of Period  to Average     Fees Paid     Indirectly     to Average    Turnover
              Return+   ($Thousands)  Net Assets   Indirectly)   and Waivers)     Net Assets       Rate+
---------------------------------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
  Class A
    2007*        8.87%    $1,336,562        1.03%^        1.03%^         1.09%          1.11%         42%
    2006(2)      4.44      1,082,101        1.09++        1.09++         1.16           1.18          72
  Class I
    2007*        8.73%    $      412        1.26%^        1.26%^         1.33%          0.70%         42%
    2006(3)      0.97             21        1.08++        1.08++         1.15           1.12          72

  + Returns and turnover rates are for the period indicated and have not been annualized.

 ++ The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.95% and 0.75% for Class A and Class I Shares, respectively.

  ^ The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.95% and 1.21% for Class A and Class I Shares, respectively.

(1) Per share net investment income and net realized and unrealized gains calculated using average shares.

(2) Commenced operations on December 14, 2005. All ratios for the period have been annualized.

(3) Commenced operations on September 14, 2006. All ratios for the period have been annualized.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                  105

Notes to Financial Statements (Unaudited)

March 31, 2007

1. ORGANIZATION

SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 16 Funds: Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond and Real Return Plus Funds (each a "Fund," collectively the "Funds"). The Trust is registered to offer Class A shares of the Funds, Class I shares of the Large Cap Value, Large Cap Growth, Large Cap Diversified Alpha, Small Cap Value, Small Cap Growth, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond and Real Return Plus Funds, and Class Y shares of Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objective, policies, and strategies.

As of March 31, 2007, the Real Return Plus Fund has not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for the Fund if it holds the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.


--------------------------------------------------------------------------------
106                  SEI Asset Allocation Trust / Annual Report / March 31, 2007

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the repurchase date of the repurchase agreement. The Fund also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust's policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. Tri-Party Repurchase agreements purchased as collateral for securities on loan are maintained by the securities lending agent (see Note 7). If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with US Bank (formerly Wachovia Bank NA), the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with US Bank on the following day.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Fund reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FUTURES CONTRACTS -- The Fund utilized futures contracts during the period ended March 31, 2007. The Fund's investments in futures contracts are designed to enable the Fund to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

OPTION WRITING/PURCHASING -- The Fund may invest in financial option contracts for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                  107

March 31, 2007

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Assets and Liabilities.

Written option transactions entered into during the six month period ended March 31, 2007 are summarized as follows:

-------------------------------------------------------------------------------
                                                   Large Cap Diversified Alpha
-------------------------------------------------------------------------------
                                                   Number of           Premium
                                                   Contracts      ($Thousands)
-------------------------------------------------------------------------------
Balance at the beginning of period                       131         $      71
Written                                                   --                --
Expired                                                 (131)              (71)
Closing Buys                                              --                --
-------------------------------------------------------------------------------
Balance at the end of period                              --         $      --
===============================================================================

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by the Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument, and also take possession of the instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Fund's exposure to interest rates. Payments received or made are recorded as realized gains or loss. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the Fund's portfolio. In connection with swap agreements securities may be set aside as collateral by the Fund's custodian. The Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Fund's value from changes in interest rates, or to expose the Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

COLLATERALIZED DEBT OBLIGATIONS -- The Fund may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests.


--------------------------------------------------------------------------------
108                  SEI Asset Allocation Trust / Annual Report / March 31, 2007

Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap Diversified Alpha Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

The Large Cap Diversified Alpha Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Fund for an annual fee of 0.35% of the average daily net assets of the Large Cap Diversified Alpha Fund. The Administrator has agreed to waive all or a portion of its fee in order to limit the operating expenses of the Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Fund, exclusive of short sale expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for the Fund are as follows:

--------------------------------------------------------------------------------
                                                                     Voluntary
                                                    Advisory          Expense
                                                        Fees        Limitations
--------------------------------------------------------------------------------
Large Cap Diversified Alpha Fund, Class A             0.4000%            0.9500%
Large Cap Diversified Alpha Fund, Class I             0.4000             1.2000

As of March 31, 2007, SIMC has entered into investment sub-advisory agreement with the following party:

--------------------------------------------------------------------------------
Investment Sub-Adviser
--------------------------------------------------------------------------------

LARGE CAP DIVERSIFIED ALPHA FUND
Analytic Investors, Inc.
Aronson + Johnson + Ortiz, LP
Delaware Management Company
Enhanced Investment Technologies, LLC
Quantitative Management Associates LLC
Smith Breeden Associates, Inc.

Under the investment sub-advisory agreements, each party receives an annual fee paid by SIMC.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI"), serves as the Fund's Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A, Class I and Class Y shares (the "Shareholder Servicing Plans") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares, and a shareholder servicing fee of up to 0.15% of average daily net assets attributable to Class Y shares, will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.

4.    CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Fund were as follows (Thousands):

For the six month period ended March 31, 2007 (Unaudited) and the period ended September 30, 2006

-------------------------------------------------------------------------------
                                                         LARGE CAP DIVERSIFIED
                                                             ALPHA FUND(1)
-------------------------------------------------------------------------------
                                                            10/1/06   12/14/05
                                                         to 3/31/07    9/30/06
-------------------------------------------------------------------------------
Class A:
      Shares Issued                                          35,451    115,472
      Shares Issued in Lieu of
        Dividends & Distributions                             1,643        576
      Shares Redeemed                                       (18,517)   (11,833)
-------------------------------------------------------------------------------
   Total Class A Transactions                                18,577    104,215
-------------------------------------------------------------------------------
   Class I:
      Shares Issued                                              56          2
      Shares Redeemed                                           (21)        --
-------------------------------------------------------------------------------
   Total Class I Transactions                                    35          2
-------------------------------------------------------------------------------
   Net Increase in
      Capital Share Transactions                             18,612    104,217
-------------------------------------------------------------------------------

(1) The Large Cap Diversified Alpha Fund commenced operations on December 14, 2005. Amounts designated as "--" are $0 or have been rounded to $0.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                  109

Notes to Financial Statements (Unaudited) (Concluded)

March 31, 2007

5. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the six month period ended March 31, 2007, were as follows:

------------------------------------------------------------------------------
                                                         Other           Total
                                                 ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED
   ALPHA FUND
Purchases ...................................         $669,356        $669,356
Sales .......................................          545,156         545,156

6. FEDERAL TAX INFORMATION

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the period ended September 30 was as follows:

------------------------------------------------------------------------------
                                             Ordinary
                                               Income                    Total
                                        ($ Thousands)            ($ Thousands)
------------------------------------------------------------------------------
Large Cap Diversified
   Alpha Fund                    2006          $5,836                   $5,836

As of September 30, 2006, the components of Distributable Earnings were as follows:

------------------------------------------------------------------------------
                        Undistributed   Undistributed                     Post
                             Ordinary       Long-Term                  October
                               Income    Capital Gain                   Losses
                        ($ Thousands)   ($ Thousands)            ($ Thousands)
------------------------------------------------------------------------------
Large Cap Diversified
   Alpha Fund                  $3,969          $2,954                     $(1)

------------------------------------------------------------------------------
                                                Other
                           Unrealized       Temporary                    Total
                         Appreciation     Differences   Distributable Earnings
                        ($ Thousands)   ($ Thousands)            ($ Thousands)
------------------------------------------------------------------------------
Large Cap Diversified
   Alpha Fund                 $31,206           $(61)                  $38,067

For Federal income tax purposes, the cost of securities owned at March 31, 2007, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at March 31, 2007, were as follows:

--------------------------------------------------------------------------------------

                              Federal     Appreciated     Depreciated   Net Unrealized
                             Tax Cost      Securities      Securities     Appreciation
                        ($ Thousands)   ($ Thousands)   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------------
Large Cap Diversified
   Alpha Fund              $1,483,860        $124,644       $(21,012)         $103,632

7. SECURITIES LENDING

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed
33 1/3% of the total asset value of the Fund (including the loan collateral).
No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rate corporate obligations, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity not to exceed 397 days.


--------------------------------------------------------------------------------
110                  SEI Asset Allocation Trust / Annual Report / March 31, 2007

 8. CONCENTRATIONS/RISKS

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

 9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Fund will not be required to adopt FIN 48 until March 31, 2008. As of March 31, 2007, the Fund has not evaluated the impact that will result, if any, from adopting FIN 48.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2007                  111

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                          BEGINNING      ENDING                   EXPENSE
                           ACCOUNT      ACCOUNT     ANNUALIZED      PAID
                            VALUE        VALUE        EXPENSE      DURING
                           10/01/06     3/31/07       RATIOS      PERIOD*
-------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
-------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares             $1,000.00    $1,088.70      1.03%       $5.36
HYPOTHETICAL 5% RETURN
Class A Shares             $1,000.00    $1,019.80      1.03%       $5.19

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

                          BEGINNING      ENDING                   EXPENSE
                           ACCOUNT      ACCOUNT     ANNUALIZED      PAID
                            VALUE        VALUE        EXPENSE      DURING
                           10/01/06     3/31/07       RATIOS      PERIOD*
-------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
-------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I Shares             $1,000.00    $1,087.30      1.26%       $6.56
HYPOTHETICAL 5% RETURN
Class I Shares             $1,000.00    $1,018.65      1.26%       $6.34

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).


--------------------------------------------------------------------------------
112                  SEI Asset Allocation Trust / Annual Report / March 31, 2007

      Notes

      Notes

      Notes

      Notes

SEI ASSET ALLOCATION TRUST ANNUAL REPORT MARCH 31, 2007

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

F. Wendell Gooch

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

OFFICERS

Robert A. Nesher

PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner

CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery

CHIEF COMPLIANCE OFFICER

Timothy D. Barto

VICE PRESIDENT, SECRETARY

Sofia A. Rosala

VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye

VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang

VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue

VICE PRESIDENT

Nicole Welch

ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Global Funds Services

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI
(1 800 342 5734)

SEI New ways.
    New answers.(R)

SEI Investments Distribution Co.

Oaks, PA 19456 1.800.DIAL.SEI (1.800.342.5734)

SEI-F-121(3/07)

ITEM 2.   CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) The registrant's board of trustees has determined that the registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent trustee as defined in Form N-CSR Item 3 (a) (2).


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

For each of the last two fiscal years, the aggregate fees for which KPMG LLP ("KPMG") billed the Trust for services as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2007                                                   2006
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit      $161,500                      N/A         $0          $176,500                N/A         $0
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-     $0                $0                $0                $0                $0                $0
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax        $0                $0                $0                $0                $0                $0
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All        $0                $232,000          $10,130           $0                $231,000          $0
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

   (2) Non-audit fees include amounts related to services provided in connection with the SAS70 report on the hedge fund operations of the administrator.

(e)(1)   Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:



                ---------------------------- ----------------- ----------------
                                                   2007             2006
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  0%               0%

                ---------------------------- ----------------- ----------------
                Tax Fees                            0%               0%

                ---------------------------- ----------------- ----------------
                All Other Fees                      0%               0%

                ---------------------------- ----------------- ----------------



(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG for the last two fiscal years were $242,130 and $231,000 for 2007 and 2006, respectively. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the registrant.

(h) During the past fiscal year, no non-audit services were provided by the Registrant's principal accountant to either the Registrant's investment adviser or to any entity controlling, controlled by, or under common control with the Registrant's investment adviser that provides ongoing services to the Registrant.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              SEI Asset Allocation Funds



By (Signature and Title)*                 /s/ Robert A. Nesher
                                          -----------------------
                                          Robert A. Nesher
                                          President and Chief Executive Officer

Date: June 14, 2007





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*                 /s/ Robert A. Nesher
                                          -----------------------
                                          Robert A. Nesher
                                          President and Chief Executive Officer

Date: June 14, 2007


By (Signature and Title)*                 /s/ Stephen F. Panner
                                          -----------------------------------
                                          Stephen F. Panner, Controller & CFO

Date: June 14, 2007

* Print the name and title of each signing officer under his or her signature.